UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22915

JPMorgan Trust III

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: November 1, 2015 through April 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

JPMorgan Alternative Funds

April 30, 2016 (Unaudited)

JPMorgan Multi-Manager Alternatives Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’s LETTER

May 18, 2016 (Unaudited)

Dear Shareholder,

Global economic growth appeared to decelerate as 2015 ended and 2016 began. Slowing growth in China, anemic growth in Europe and falling oil prices drained momentum from the U.S. economy and put pressure on emerging market and developed market economies across the globe.

“Given the uncertain outlook for global growth, investors who maintain a properly diversified portfolio and an eye toward long term performance may benefit from changing economic and market conditions.”

In December, the U.S. Federal Reserve (the “Fed”) raised interest rates for the first time in 10 years in a clear signal to financial markets that the central bank’s policymakers believed the domestic economy and, to some extent, the world economy was objectively moving in a trajectory toward self-sustaining growth.

However, economic data from China, the European Union (EU) and Japan provided a worrisome picture and the drag from weak overseas demand, and the U.S. dollar’s relative strength, reduced corporate earnings and gross domestic product (GDP) in the U.S. Meanwhile, volatility in global financial markets spiked in January and February.

Citing weakness in global economic conditions, the Fed declined to raise interest rates further at its March meeting. In the same month, the European Central Bank (ECB) unleashed a flurry of measures to bolster growth. The ECB moved deposit rates further into negative territory – an experiment that the Bank of Japan embarked upon at the end of January – and increased the size and scope of its monthly asset purchases and unveiled a program to increase bank lending. China’s central bank acted earlier, cutting bank reserve ratios in February for the second time in four months.

While the impact of all this central bank activity and accommodative policy on global growth remained uncertain at the end of April, financial markets overall responded favorably and leading central banks took no further action during the month. Moreover, fresh signs of stability in China’s economy, a modest rebound in commodities prices and the Fed’s stated cautiousness in raising U.S. interest rates further helped drive a rally in emerging market equity and bonds prices that began in March and extended into mid-April. In the EU, the unemployment rate shrank and first quarter 2016 GDP rose 0.6% to an annual rate of 2.2%, bringing it back above levels last seen before the 2008 financial crisis. The U.S. economy, which had been outpacing the rest of the world throughout 2015, turned in a lower-than-expected 0.5% rise in GDP in the first quarter of 2016, mostly due to reductions in capital spending in the energy sector, a pullback in inventory growth and the strong U.S. dollar.

Even as global economic conditions appeared to stabilize in April, there remained worrisome aspects to the data. The upward momentum in emerging market equity and bond markets faded by the end of April as U.S. investors retreated from perceived higher risk assets. In the EU, price inflation remained consistently below the ECB’s targets despite massive central bank stimulus. The U.S. economy continued to expand through April and the employment picture remained healthy and wage growth, which had been lacking for much of the current economic recovery, also showed improvement. However, job gains slowed in April and hourly productivity failed to rise, which could hinder growth in U.S. corporate profits.

Throughout the six month period, global oil prices remained low and volatile. Prices appeared to bottom out in mid-February before strengthening ahead of the mid-April meeting of the Organization of Petroleum Exporting Countries (OPEC) and talk of a cap on production. Investment in U.S. shale oil production fell sharply in early 2016, which also supported higher oil prices. However, OPEC failed to reach an agreement to curb output and oil prices slumped but ended the month of April with the largest monthly gain in a year.

In early April, the International Monetary Fund (IMF) cut its forecast for 2016 global economic growth to 3.2% from its previous forecast of 3.4%. The IMF stated that the prolonged period of slow growth in the global economy has left it vulnerable to events that could halt growth and lead to economic stagnation. Among those risks, the IMF cited financial market turmoil, which could hurt investor confidence and demand. The IMF also noted geopolitical risks from populist movements in the U.S. and in Europe, Britain’s June referendum on exiting the EU and the strain from the large number of refugees seeking to enter Europe. However, the IMF stated that China’s economy appears to be improving amid resilient domestic demand and growth in service industries that have offset weakness in manufacturing.

Uneven economic growth and a certain measure of financial market volatility have been persistent features of the current phase of the global recovery. Given the uncertain outlook for global growth, investors who maintain a properly diversified portfolio and an eye toward long term performance may benefit from changing economic and market conditions.

Sincerely yours,

George C.W. Gatch

CEO, Investment Funds Management,

J.P. Morgan Asset Management

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	1

JPMorgan Multi-Manager Alternatives Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	(1.03)%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.14%
Standard & Poor’s 500 Index	0.43%

Net Assets as of 4/30/2016	$309,153,223

INVESTMENT OBJECTIVE**

The JPMorgan Multi-Manager Alternatives Fund (the “Fund”) seeks long-term capital appreciation.

INVESTMENT STRATEGY

By allocating the Fund’s assets primarily among multiple sub-advisers that use a variety of non-traditional or alternative investment strategies and techniques, the Fund seeks to generate returns with low volatility and low sensitivity to the performance of traditional equity and fixed-income markets.

JPMorgan Alternative Asset Management (the “Investment Adviser”) determines the allocations of the Fund’s assets across strategies and sub-advisers. Each sub-adviser is responsible for the day-to-day management of the Fund’s assets that the Investment Adviser has allocated to them. Subject to oversight by the Board of Trustees, the Investment Adviser is responsible for making recommendations with respect to hiring, terminating and/or replacing the Fund’s sub-advisers.

HOW DID THE MARKETS PERFORM?

Financial market volatility rose sharply in the first two months of 2016 amid investor concerns about economic stability in China, falling global oil prices and uncertainty about the direction of central bank interest rate policy in the U.S. However, the U.S. Federal Reserve responded to global conditions by adopting a more accommodative policy stance and central banks in China, Japan and the European Union took further steps to stabilize markets and extend economic expansion. By the end of March, global prices for both equities and crude oil had rebounded from mid-February lows.

Emerging markets debt and equity prices came under pressure in late 2015 and early 2016 from weakness in commodities prices and slowing demand in China. However, as financial markets elsewhere stabilized somewhat, emerging market equities experienced a significant but brief rally in April.

The HFRX Global Hedge Fund Index, designed to broadly represent the overall hedge fund universe, returned –3.49% for the six months ended April 30, 2016.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Select Class Shares underperformed both the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Index”), which is limited to U.S. Treasury securities, and the Standard & Poor’s 500 Index, which is limited to U.S. equity securities. References to the Index and to other indexes mentioned herein are for informational purposes and are not an indication of how the Fund is managed. The use of the Index does not imply the Fund is being managed like the Benchmark and does not imply low risk or low volatility, but rather is disclosed, along with other indexes, to allow for comparison of the Fund’s performance to that of well-known and widely recognized indexes.

For the reporting period, the Fund’s portfolio was managed by ten sub-advisers and was diversified by strategy, style, geography, markets and asset classes.

The Fund’s merger arbitrage/event driven strategy was the leading contributor to absolute performance over this period. The strategy takes long or short positions in the securities of companies involved in mergers, acquisitions, restructurings, liquidations, spin-offs, or other special situations. Gains from investments in the information technology, consumer staples, and basic materials sectors outweighed losses experienced in utility, telecommunication services, and industrial companies.

The Fund’s relative value strategy also provided positive contribution to absolute performance. The strategy typically involves simultaneously buying and selling related securities based on price movements among those securities. The strategy’s returns originated largely from credit trading, while currency trading contributed notably as well. Equity and rates trading eroded some of these gains.

The Fund’s opportunistic/macro strategy detracted from absolute performance during this period. The strategy invests in a wide variety of financial instruments across countries, markets, sectors, companies, and asset classes, driven largely by the particular sub-advisers’ macroeconomic views. Equity trading proved to be the largest detractor, followed by government bonds and interest rate swaps. Strong commodity investing somewhat mitigated losses in the strategy as did modest gains in currency trading.

2	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

The Fund’s long/short equity strategy was the primary detractor from absolute performance. The strategy typically makes long and short investments in equity securities that the particular sub-advisers believe to be overvalued or undervalued, with a focus on security selection as the primary driver of returns. In a challenging period for global equities, investments in basic materials companies proved to be the largest detractor, followed by healthcare and energy companies as well as financials. Somewhat mitigating losses in these sectors were positions in utilities, consumer staple businesses, and equity indices.

The Fund’s credit strategy, a new allocation in April 2016, neither contributed nor detracted from absolute performance over this period. The strategy makes long and short positions in corporate bonds, loans, credit derivatives, convertible bonds, asset-backed securities, equity, and equity derivatives.

HOW WAS THE FUND POSITIONED?

Early in the reporting period, the Fund’s sub-advisers sought to benefit from several clearly defined market trends as well as from the confluence of low interest rates, strong levels of corporate governance, the presence of activist investors and relatively slow economic growth that they believed would continue to support a high level of transformational corporate activity that would be conducive to merger arbitrage and event-driven opportunities. As these trends dissipated and market volatility increased, the Investment Adviser reduced allocations to opportunistic/macro and merger arbitrage/event driven strategies and increased the allocation to long/short equity to capitalize on higher sector dispersion. Toward the end of the reporting period, the flexibility of the Fund’s sub-advisers and the diversification characteristics embedded in the Fund helped preserve capital. Equity-oriented sub-advisers reduced net equity exposure, while others added to index-related option hedges.

Sub-Adviser Strategies — Return and Contribution November 1, 2015 to April 30, 2016
JPM Strategy	Portfolio Returns	Portfolio Contribution
Event Driven	0.04%	0.09%
Long/Short Equities	(0.70)	(0.21)
Opportunistic	(0.51)	(0.04)
Relative Value	0.33	0.05
Credit	0.00	0.00

PORTFOLIO ALLOCATION
Strategy	% of Portfolio Allocation***
Relative Value (1)	27.4%
Macro/Opportunistic (2)	9.9
Long/Short Equity (3)	25.8
Merger Arbitrage/Event Driven (4)	28.5
Credit (5)	4.9
Cash	3.5

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total net assets as of April 30, 2016. The Fund’s portfolio composition is subject to change.
(1)	Relative Value strategies seek to capture pricing inefficiencies/differentials between related securities while, to varying degrees depending on the Sub-Adviser, trying to minimize the impact of general market movements. Relative value strategies generally rely on arbitrage, which involves the simultaneous purchase and sale of related securities (i.e., securities that share a common financial factor, such as interest rates, an issuer, or an index).
(2)	Macro/Opportunistic strategies primarily seek long or short exposure to broad asset classes or identifiable market-driven investment return sources based on macro-economic models, fundamental research, or quantitative algorithms or any combination thereof. They may also seek to identify trading opportunities resulting from supply/demand imbalances, market dislocations, or perceived patterns of trending or mean reversion in asset price behavior.
(3)	Long/Short Equity strategies seek to make long and short investments in equity securities that are deemed to be under or overvalued. The Sub-Advisers may specialize in a particular style, industry or geography, or may allocate holdings across styles, industries or geographies.
(4)	Merger Arbitrage/Event Driven strategies seek to take long or short positions in securities of companies involved in mergers, acquisitions, restructurings, liquidations, spin-offs, or other special situations that alter a company’s financial structure or operating strategy.
(5)	Credit strategies seek to take long or short positions in corporate bonds, loans, credit derivatives, convertible bonds, asset-backed securities, equities and equity derivatives. Such long or short positions may reflect fundamental views on underlying credits as well as credit exposure to the same entity.

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	3

JPMorgan Multi-Manager Alternatives Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2016

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	November 3, 2014
With Sales Charge**		(6.33)%	(7.20)%	(3.29)%
Without Sales Charge		(1.17)	(2.07)	0.28
CLASS C SHARES	November 3, 2014
With CDSC***		(2.28)	(3.43)	(0.17)
Without CDSC		(1.31)	(2.47)	(0.17)
CLASS R5 SHARES	November 3, 2014	(0.90)	(1.54)	0.77
CLASS R6 SHARES	November 3, 2014	(0.90)	(1.54)	0.82
SELECT CLASS SHARES	November 3, 2014	(1.03)	(1.80)	0.55

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (11/3/14 TO 4/30/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced investment operations on November 3, 2014.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of JPMorgan Multi-Manager Alternatives Fund, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, the S&P 500 Index, the HFRX Global Hedge Fund Index and Lipper Alternative Multi-Strategy Funds Average from November 3, 2014 to April 30, 2016. The performance of the Lipper Alternative Multi-Strategy Funds Average reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, the S&P 500 Index and the HFRX Global Hedge Fund Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The performance of the Lipper Alternative Multi-Strategy Funds Average includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. The S&P 500 Index is an unmanaged index generally representative of the performance at large companies in the U.S. stock market. The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. Investors cannot invest directly in an index. The Lipper Alternative Multi-Strategy Funds Average is an average based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper, Inc.

Select Class Shares have a $1,000,000 minimum initial investment.

From the inception of the Fund through January 30, 2015, the Fund did not experience any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE

Long Positions — 80.3%
Common Stocks — 50.9%
	Consumer Discretionary — 10.8%
	Auto Components — 0.3%
26,587	Johnson Controls, Inc.	1,100,702

	Diversified Consumer Services — 0.1%
370	New Oriental Education & Technology Group, Inc., (China), ADR	14,489
6,000	Service Corp. International (m)	160,020
259	TAL Education Group, (China), ADR (a)	14,986

		189,495

	Hotels, Restaurants & Leisure — 1.8%
1,271	Buffalo Wild Wings, Inc. (a) (m)	169,882
9,487	Carnival Corp.	465,337
9,776	Domino’s Pizza, Inc. (m)	1,181,723
48,893	Hilton Worldwide Holdings, Inc.	1,078,091
44	Kuoni Reisen Holding AG, (Switzerland) (a)	17,203
60,483	Sonic Corp. (m)	2,078,801
6,409	Starwood Hotels & Resorts Worldwide, Inc.	524,769
2,857	Starwood Hotels & Resorts Worldwide, Inc. (a) (m)	215,732

		5,731,538

	Household Durables — 0.1%
8,346	Lennar Corp., Class B (m)	300,122

	Internet & Catalog Retail — 1.3%
1,742	Amazon.com, Inc. (a)	1,149,006
290	Ctrip.com International Ltd., (China), ADR (a)	12,647
484	JD.com, Inc., (China), ADR (a)	12,371
12,393	Liberty TripAdvisor Holdings, Inc., Class A (a) (m)	273,390
962	Priceline Group, Inc. (The) (a)	1,292,601
313	Qunar Cayman Islands Ltd., (China), ADR (a)	12,773
33,700	Wayfair, Inc., Class A (a)	1,272,175

		4,024,963

	Media — 4.0%
796	Cable One, Inc. (m)	365,332
20,852	Cablevision Systems Corp., Class A	696,248
506	Carmike Cinemas, Inc. (a)	15,175
15,305	CBS Corp., Class B (m)	855,703
5,886	Charter Communications, Inc., Class A (a)	1,249,245
27,083	Comcast Corp., Class A	1,645,563
21,736	DISH Network Corp., Class A (a)	1,071,367

SHARES	SECURITY DESCRIPTION	VALUE

	Media — continued
1,658	DreamWorks Animation SKG, Inc., Class A (a)	66,187
3,051	Global Eagle Entertainment, Inc. (a) (m)	24,439
1	Liberty Braves Group, Class C (a)	10
2,856	Liberty Global plc LiLAC, (United Kingdom), Class A (a)	107,186
1	Liberty Media Group, Class C (a)	14
17,069	Liberty SiriusXM Group, Class C (a) (m)	546,549
5,350	Madison Square Garden Co. (The), Class A (a) (m)	839,843
13,500	MSG Networks, Inc., Class A (a) (m)	230,715
12,220	News Corp., Class A (m)	151,772
12,377	Time Warner Cable, Inc.	2,625,285
7,829	Twenty-First Century Fox, Inc., Class B (m)	235,810
3,773	Viacom, Inc., Class B (m)	154,316
14,754	Walt Disney Co. (The)	1,523,498

		12,404,257

	Multiline Retail — 0.3%
10,030	Dollar Tree, Inc. (a) (m)	799,491

	Specialty Retail — 2.4%
42,852	AutoNation, Inc. (a) (m)	2,170,454
2,553	AutoZone, Inc. (a) (m)	1,953,632
19,363	Home Depot, Inc. (The)	2,592,512
68,935	Office Depot, Inc. (a) (m)	405,338
3,707	Restoration Hardware Holdings, Inc. (a) (m)	160,402
761	RONA, Inc., (Canada)	14,483

		7,296,821

	Textiles, Apparel & Luxury Goods — 0.5%
25,070	NIKE, Inc., Class B (m)	1,477,626
1,712	Tumi Holdings, Inc. (a)	45,676

		1,523,302

	Total Consumer Discretionary	33,370,691

	Consumer Staples — 7.5%
	Beverages — 3.9%
5,014	Anheuser-Busch InBev N.V., (Belgium), ADR	622,638
12,303	Brown-Forman Corp., Class B (m)	1,185,025
951,100	China Resources Beer Holdings Co. Ltd., (Hong Kong)	2,089,957
37,831	Coca-Cola Co. (The) (m)	1,694,829
5,759	Constellation Brands, Inc., Class A	898,750
10,810	Heineken N.V., (Netherlands)	1,014,272

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	5

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Beverages — continued
46,300	Molson Coors Brewing Co., Class B	4,427,669

		11,933,140

	Food & Staples Retailing — 1.1%
4,327	Casey’s General Stores, Inc.	484,624
18,425	Costco Wholesale Corp.	2,729,295
14,169	Rite Aid Corp. (a)	114,061

		3,327,980

	Food Products — 1.4%
29	Chocoladefabriken Lindt & Sprungli AG, (Switzerland)	2,123,013
16,060	Kraft Heinz Co. (The) (m)	1,253,804
23,240	Mondelez International, Inc., Class A	998,390
5,580	Nomad Foods Ltd., (United Kingdom) (a)	45,421

		4,420,628

	Household Products — 0.2%
16,550	HRG Group, Inc. (a) (m)	238,320
2,750	Spectrum Brands Holdings, Inc. (m)	312,400

		550,720

	Personal Products — 0.5%
28,343	Herbalife Ltd. (a)	1,642,477

	Tobacco — 0.4%
21,115	British American Tobacco plc, (United Kingdom)	1,287,425

	Total Consumer Staples	23,162,370

	Energy — 2.7%
	Energy Equipment & Services — 0.5%
24,376	Baker Hughes, Inc.	1,178,823
5,782	Schlumberger Ltd.	464,526
2,100	Seadrill Ltd., (United Kingdom) (a)	10,038

		1,653,387

	Oil, Gas & Consumable Fuels — 2.2%
2,981	Bankers Petroleum Ltd., (Canada) (a)	4,514
31,815	Cheniere Energy, Inc. (a) (m)	1,236,967
23,111	Columbia Pipeline Group, Inc.	592,104
8,186	Concho Resources, Inc. (a) (m)	950,968
62,638	TransCanada Corp., (Canada) (a)	2,520,097
69,656	Williams Cos., Inc. (The)	1,350,630

		6,655,280

	Total Energy	8,308,667

SHARES	SECURITY DESCRIPTION	VALUE

	Financials — 3.3%
	Banks — 0.8%
15,480	Bank of America Corp. (m)	225,389
23,645	Bank of Kyoto Ltd. (The), (Japan)	158,603
46,872	CIT Group, Inc.	1,620,365
27,000	Citizens Financial Group, Inc.	616,950

		2,621,307

	Capital Markets — 0.5%
31,415	SEI Investments Co. (m)	1,510,433

	Diversified Financial Services — 0.8%
11,400	Gores Holdings, Inc. (a)	112,404
8,402	Industrivarden AB, (Sweden), Class C	153,150
2,450	Intercontinental Exchange, Inc. (m)	588,073
15,735	Moody’s Corp.	1,506,154

		2,359,781

	Insurance — 0.4%
18,500	FNF Group (m)	590,150
9,395	W.R. Berkley Corp. (m)	526,120

		1,116,270

	Real Estate Investment Trusts (REITs) — 0.8%
24,050	Forest City Realty Trust, Inc., Class A (m)	499,759
18,829	Kilroy Realty Corp. (m)	1,220,308
2,000	MGM Growth Properties LLC, Class A (a) (m)	44,140
8,951	National Retail Properties, Inc.	391,696
1,499	Public Storage	366,970

		2,522,873

	Total Financials	10,130,664

	Health Care — 5.5%
	Biotechnology — 0.7%
42,196	Baxalta, Inc.	1,770,122
1,140	Biogen, Inc. (a)	313,489
684	Medivation, Inc. (a)	39,535

		2,123,146

	Health Care Equipment & Supplies — 1.2%
4,687	Alere, Inc. (a)	182,793
9,976	Becton, Dickinson and Co. (m)	1,608,730
14,945	IDEXX Laboratories, Inc. (a) (m)	1,260,611
7,480	St. Jude Medical, Inc.	569,976
19,291	TearLab Corp. (a)	15,047

		3,637,157

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

6	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Health Care Providers & Services — 1.2%
6,029	Celesio AG, (Germany)	174,108
1,100	ExamWorks Group, Inc. (a)	39,655
35,326	HCA Holdings, Inc. (a) (m)	2,847,982
3,576	Humana, Inc. (m)	633,202
138	Kindred Healthcare, Inc. (m)	2,037

		3,696,984

	Life Sciences Tools & Services — 0.4%
8,060	Thermo Fisher Scientific, Inc.	1,162,655

	Pharmaceuticals — 2.0%
9,594	Allergan plc (a)	2,077,677
12,948	Bristol-Myers Squibb Co.	934,587
9,555	Johnson & Johnson	1,070,924
55,811	Pfizer, Inc.	1,825,578
7,550	Zoetis, Inc.	355,076

		6,263,842

	Total Health Care	16,883,784

	Industrials — 4.5%
	Aerospace & Defense — 1.1%
4,892	HEICO Corp., Class A (m)	250,373
7,950	Honeywell International, Inc. (m)	908,447
5,638	Lockheed Martin Corp.	1,310,158
6,517	Raytheon Co.	823,423

		3,292,401

	Air Freight & Logistics — 0.6%
11,090	FedEx Corp.	1,831,070
7,694	TNT Express N.V., (Netherlands) (a)	69,844

		1,900,914

	Airlines — 0.0% (g)
1,826	Virgin America, Inc. (a)	101,690

	Commercial Services & Supplies — 0.6%
25,815	ADT Corp. (The)	1,083,714
7,550	Copart, Inc. (a)	323,442
297	Gategroup Holding AG, (Switzerland) (a)	16,379
11,922	Tyco International plc	459,235

		1,882,770

	Construction & Engineering — 0.0% (g)
6,653	Fomento de Construcciones y Contratas S.A., (Spain) (a)	57,914

	Industrial Conglomerates — 1.0%
11,356	Danaher Corp.	1,098,693

SHARES	SECURITY DESCRIPTION	VALUE

	Industrial Conglomerates — continued
59,613	General Electric Co.	1,833,100

		2,931,793

	Machinery — 0.2%
57,459	Volvo AB, (Sweden), Class A	674,880

	Marine — 0.3%
1,080,247	Neptune Orient Lines Ltd., (Singapore) (a)	1,030,790

	Road & Rail — 0.5%
450	AMERCO (m)	158,400
16,755	Union Pacific Corp.	1,461,539

		1,619,939

	Transportation Infrastructure — 0.2%
8,250	Macquarie Infrastructure Corp. (m)	580,718

	Total Industrials	14,073,809

	Information Technology — 10.2%
	Electronic Equipment, Instruments & Components — 0.4%
35,368	Ingram Micro, Inc., Class A	1,236,112
548	Newport Corp. (a)	12,598
301	Rofin-Sinar Technologies, Inc. (a)	9,689

		1,258,399

	Internet Software & Services — 5.6%
229	58.com, Inc., (China), ADR (a)	12,515
212	Alphabet, Inc., Class A (a) (m)	150,071
68	Baidu, Inc., (China), ADR (a)	13,212
433	Cvent, Inc. (a)	15,307
15,655	Facebook, Inc., Class A (a) (m)	1,840,715
91	NetEase, Inc., (China), ADR	12,804
1,350	Opera Software ASA, (Norway)	11,029
1,478	Qihoo 360 Technology Co., Ltd., (China), ADR (a)	112,239
2,276	SouFun Holdings Ltd., (China), ADR (a)	12,950
158,765	Tencent Holdings Ltd., (China)	3,229,992
328,359	Yahoo!, Inc. (a) (m)	12,017,939

		17,428,773

	IT Services — 0.7%
10,704	MasterCard, Inc., Class A	1,038,181
31,800	Sabre Corp. (m)	920,610
4,367	Visa, Inc., Class A	337,307

		2,296,098

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	7

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — 0.5%
10,719	Fairchild Semiconductor International, Inc. (a)	214,380
51,658	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	1,218,612

		1,432,992

	Software — 1.0%
52,428	Microsoft Corp. (m)	2,614,585
9,000	Take-Two Interactive Software, Inc. (a) (m)	307,620

		2,922,205

	Technology Hardware, Storage & Peripherals — 2.0%
91,760	EMC Corp.	2,395,854
43,300	Hewlett Packard Enterprise Co. (m)	721,378
8,159	Lexmark International, Inc., Class A	314,937
46,917	NCR Corp. (a)	1,364,815
19,728	SanDisk Corp.	1,482,165

		6,279,149

	Total Information Technology	31,617,616

	Materials — 4.6%
	Chemicals — 3.2%
17,091	Airgas, Inc.	2,434,442
17,059	Axalta Coating Systems Ltd. (a)	485,670
48,679	Axiall Corp. (m)	1,146,390
28,346	CF Industries Holdings, Inc.	937,402
21,422	Delta Technology Holdings Ltd., (China) (a)	18,423
27,609	GCP Applied Technologies, Inc. (a) (m)	610,987
8,899	Sherwin-Williams Co. (The) (m)	2,556,772
1,069	Valspar Corp. (The)	114,052
20,145	W.R. Grace & Co. (a)	1,544,719

		9,848,857

	Construction Materials — 1.3%
84,234	Italcementi S.p.A., (Italy)	999,244
5,708	Martin Marietta Materials, Inc. (m)	965,965
10,446,247	West China Cement Ltd., (China)	2,204,434

		4,169,643

	Metals & Mining — 0.1%
12,683	Industrias Penoles S.A.B. de C.V., (Mexico)	198,266

	Total Materials	14,216,766

SHARES	SECURITY DESCRIPTION	VALUE

	Telecommunication Services — 0.1%
	Wireless Telecommunication Services — 0.1%
1,799	NTELOS Holdings Corp. (a)	16,641
9,850	T-Mobile U.S., Inc. (a) (m)	386,908

	Total Telecommunication Services	403,549

	Utilities — 1.7%
	Electric Utilities — 0.9%
14,018	Edison International (m)	991,213
935	Empire District Electric Co. (The)	31,481
37,175	ITC Holdings Corp.	1,638,302

		2,660,996

	Gas Utilities — 0.1%
1,542	AGL Resources, Inc.	101,556
2,028	Piedmont Natural Gas Co., Inc.	121,275
4,520	Questar Corp.	113,316

		336,147

	Multi-Utilities — 0.7%
19,873	Sempra Energy	2,053,875
4,404	TECO Energy, Inc.	122,299

		2,176,174

	Total Utilities	5,173,317

	Total Common Stocks (Cost $146,748,538)	157,341,233

Exchange-Traded Funds — 0.2%
	Fixed Income — 0.0% (g)
5,981	PowerShares DB U.S. Dollar Index Bullish Fund (a)	144,142

	International Equity — 0.1%
12,300	Market Vectors Gold Miners ETF	317,709

	U.S. Equity — 0.1%
2,845	iShares Russell 2000 ETF (m)	319,664

	Total Exchange-Traded Funds (Cost $681,472)	781,515

Exchange-Traded Note — 0.1%
	U.S. Equity — 0.1%
13,630	ETRACS Monthly Pay 2xLeveraged Closed-End Fund ETN (Cost $218,882)	231,437

Investment Companies — 0.4%
	Fixed Income — 0.2%
19,242	AllianzGI Convertible & Income Fund (m)	113,720
20,939	AllianzGI Convertible & Income Fund II (m)	108,045

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

8	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Investment Companies — continued
	Fixed Income — continued
22,563	Invesco Dynamic Credit Opportunities Fund (m)	243,906

	Total Fixed Income	465,671

	International Equity — 0.1%
21,500	Alpine Global Premier Properties Fund	122,765
9,773	Swiss Helvetia Fund, Inc. (The) (m)	101,346
8,017	Tortoise Energy Independence Fund, Inc. (m)	105,424

	Total International Equity	329,535

	U.S. Equity — 0.1%
4,975	Adams Natural Resources Fund, Inc. (m)	96,017
24,761	BlackRock Resources & Commodities Strategy Trust (m)	190,660
14,717	Royce Micro-Cap Trust, Inc. (m)	108,317

	Total U.S. Equity	394,994

	Total Investment Companies (Cost $1,230,441)	1,190,200

Preferred Stocks — 3.0%
	Consumer Discretionary — 0.4%
	Household Durables — 0.4%
15,400	William Lyon Homes, 6.500%, 12/01/17 ($100 par value) (m)	1,196,304

	Consumer Staples — 0.1%
	Food Products — 0.1%
3,738	Tyson Foods, Inc., 4.750%,
	07/15/17 ($50 par value) (m)	272,650

	Energy — 0.3%
	Energy Equipment & Services — 0.2%
45,000	McDermott International, Inc., (Panama), 6.250%, 04/01/17 ($25 par value)	755,550

	Oil, Gas & Consumable Fuels — 0.1%
7,757	Southwestern Energy Co., Series B, 6.250%, 01/15/18 ($50 par value) (m)	245,819

	Total Energy	1,001,369

	Financials — 0.9%
	Banks — 0.1%
8	Bank of America Corp., Series L, 7.250% ($1,000 par value)	9,426
	Citigroup, Inc.,
5,800	Series J, VAR, 7.125%, 09/30/23 ($25 par value) (m) @	162,168
5,244	Series K, VAR, 6.875%, 11/15/23 ($25 par value) @	144,682

SHARES	SECURITY DESCRIPTION	VALUE

	Banks — continued
8	Wells Fargo & Co., Series L, 7.500% ($1,000 par value)	9,968

		326,244

	Capital Markets — 0.1%
6,100	Goldman Sachs Group, Inc. (The), Series J, VAR, 5.500%, 05/10/23 ($25 par value) (m) @	153,293
3,745	Morgan Stanley, Series E, VAR, 7.125%, 10/15/23 ($25 par value) (m) @	107,669

		260,962

	Insurance — 0.2%
14,690	Maiden Holdings Ltd., (Bermuda), Series B, 7.250%, 09/15/16 ($50 par value)	695,718

	Real Estate Investment Trusts (REITs) — 0.3%
100	American Tower Corp., Series A, 5.250%, 05/15/17 ($100 par value)	10,614
7,716	Crown Castle International Corp., Series A, 4.500%, 11/01/16 ($100 par value) (m)	819,555
1,043	Invesco Mortgage Capital, Inc., Series A, 7.750%, 07/26/17 ($25 par value) (m) @	24,511
100	Welltower, Inc., Series I, 6.500% ($50 par value)	6,173
200	Weyerhaeuser Co., Series A, 6.375%, 07/01/16 ($50 par value)	10,302

		871,155

	Real Estate Management & Development — 0.2%
35,000	Forestar Group, Inc., 6.000%, 12/15/16 ($25 par value) (m)	647,500

	Total Financials	2,801,579

	Health Care — 0.9%
	Health Care Providers & Services — 0.2%
1,911	Amsurg Corp., Series A-1, 5.250%, 07/01/17 ($100 par value) (m)	290,831
6,246	Anthem, Inc., 5.250%, 05/01/18
	($50 par value) (m)	289,502

		580,333

	Pharmaceuticals — 0.7%
1,172	Allergan plc, (Ireland), Series A, 5.500%, 03/01/18 ($1,000 par value)	951,066

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	9

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Preferred Stocks — continued
	Pharmaceuticals — continued
1,500	Teva Pharmaceutical Industries Ltd., (Israel), 7.000%, 12/15/18 ($1,000 par value)	1,351,500

		2,302,566

	Total Health Care	2,882,899

	Industrials — 0.1%
	Commercial Services & Supplies — 0.1%
4,776	Stericycle, Inc., 5.250%, 09/15/18 ($100 par value) (m)	370,904

	Information Technology — 0.0% (g)
	Semiconductors & Semiconductor Equipment —0.0% (g)
500	SunEdison, Inc., Series A, 6.750% ($1,000 par value)	6,245

	Materials — 0.0% (g)
	Metals & Mining — 0.0% (g)
400	Alcoa, Inc., Series 1, 5.375%, 10/01/17 ($50 par value)	15,232

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
300	Frontier Communications Corp., Series A, 11.125%, 06/29/18 ($100 par value)	31,290
22,488	Intelsat S.A., (Luxembourg), Series A, 5.750%, 05/01/16 ($50 par value)	239,947

		271,237

	Wireless Telecommunication Services — 0.0% (g)
350	T-Mobile U.S., Inc., 5.500%, 12/15/17 ($50 par value)	23,734

	Total Telecommunication Services	294,971

	Utilities — 0.2%
	Electric Utilities — 0.1%
250	Exelon Corp., 6.500%, 06/01/17 ($50 par value)	12,115
	NextEra Energy, Inc.,
3,383	5.799%, 09/01/16 ($50 par value)	204,502
250	6.371%, 09/01/18 ($50 par value)	14,950

		231,567

	Multi-Utilities — 0.1%
5,000	Black Hills Corp., 7.750%, 11/01/18 ($50 par value) (m)	339,100

SHARES	SECURITY DESCRIPTION	VALUE

	Multi-Utilities — continued
	Dominion Resources, Inc.,
50	6.375%, 07/01/17 ($50 par value)	2,467
100	Series B, 6.000%, 07/01/16 ($49 par value)	5,551

		347,118

	Total Utilities	578,685

	Total Preferred Stocks (Cost $9,797,183)	9,420,838

Special Purpose Acquisition Companies — 1.1%
	Diversified Financial Services — 1.0%
45,274	AR Capital Acquisition Corp. (a) (m)	445,949
2,500	Arowana, Inc. (Australia) (a)	25,887
1,360	Barington/Hilco Acquisition Corp. (a) (m)	13,668
44,603	Boulevard Acquisition Corp. II (a) (m)	428,635
14,980	Boulevard Acquisition Corp. II (a) (m)	146,954
19,000	Capitol Acquisition Corp. III (a) (m)	186,105
12,840	Double Eagle Acquisition Corp. (a)	127,822
45,884	Electrum Special Acquisition Corp. (a)	445,075
1,129	Garnero Group Acquisition Co. (Brazil) (a)	10,951
19,000	GP Investments Acquisition Corp. (a)	187,530
8,000	Hennessy Capital Acquisition Corp. II (a) (m)	78,960
15,333	Hennessy Capital Acquisition Corp. II (a) (m)	154,097
12,840	Pace Holdings Corp. (a)	127,630
20,236	Quinpario Acquisition Corp. 2 (a) (m)	197,807
12,853	Terrapin 3 Acquisition Corp., Class A (a) (m)	127,373
45,541	WL Ross Holding Corp. (a)	455,638

		3,160,081

	Investment Banking & Brokerage — 0.1%
10,651	Hydra Industries Acquisition Corp. (a) (m)	105,551

	Total Special Purpose Acquisition Companies (Cost $3,254,477)	3,265,632

PRINCIPAL AMOUNT
Asset-Backed Securities — 0.7%
1,000,000	Chrysler Capital Auto Receivables Trust, Series 2013-AA, Class D, 2.930%, 08/17/20 (e)	991,288
1,046,358	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	1,032,099

	Total Asset-Backed Securities (Cost $2,022,389)	2,023,387

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

10	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — 3.3%
	Agency CMO — 3.3%
	Federal Home Loan Mortgage Corp. REMIC,
995,743	Series 2411, Class S, IF, IO, 7.517%, 02/15/32	231,475
644,286	Series 2498, Class TL, IF, IO, 0.930%, 03/15/32	22,512
440,729	Series 2647, Class IV, IF, IO, 12.665%, 07/15/33	242,952
329,266	Series 3114, Class GI, IF, IO, 6.167%, 02/15/36	79,540
502,052	Series 3118, Class SD, IF, IO, 6.267%, 02/15/36	91,890
457,681	Series 3147, Class LS, IF, IO, 6.217%, 04/15/36	91,671
3,073,931	Series 3149, Class TI, IF, IO, 0.350%, 05/15/36	68,425
1,097,143	Series 3181, Class IS, IF, IO, 6.067%, 07/15/36	209,059
683,299	Series 3202, Class HI, IF, IO, 6.217%, 08/15/36	128,235
428,272	Series 3309, Class SG, IF, IO, 5.637%, 04/15/37	71,018
1,598,164	Series 3349, Class SM, IF, IO, 5.567%, 07/15/37	261,114
1,398,754	Series 3510, Class CI, IF, IO, 6.047%, 07/15/37	278,428
930,876	Series 3775, Class UI, IO, 5.000%, 06/15/33	169,130
285,365	Series 3862, Class DI, IO, 5.000%, 04/15/41	53,502
295,323	Series 3866, Class DS, IF, 8.235%, 05/15/41	340,478
228,358	Series 3997, Class ES, IF, 6.324%, 09/15/41	245,754
506,332	Series 4265, Class ST, IF, IO, 5.567%, 11/15/43	87,989
961,802	Series 4472, Class IJ, IO, 6.000%, 11/15/43	218,180
7,738,404	Series 4517, Class KI, IF, IO, 0.917%, 04/15/43	212,401
	Federal Home Loan Mortgage Corp. STRIPS,
118,582	Series 183, Class IO, IO, 7.000%, 04/01/27	24,875
233,572	Series 191, Class IO, IO, 8.000%, 01/01/28	50,725

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
	Federal National Mortgage Association REMIC,
799,835	Series 2002-47, Class SE, IF, IO, 7.661%, 08/25/32	228,246
187,985	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	44,621
481,969	Series 2003-87, Class SH, IF, IO, 7.811%, 09/25/33 (m)	100,065
1,770,710	Series 2005-2, Class TH, IF, IO, 0.300%, 08/25/33	22,025
387,235	Series 2005-69, Class JI, IO, 6.000%, 08/25/35	86,771
1,348,022	Series 2006-8, Class HL, IF, IO, 6.261%, 03/25/36 (m)	297,266
1,357,852	Series 2006-115, Class EI, IF, IO, 6.201%, 12/25/36	281,744
434,537	Series 2009-106, Class SA, IF, IO, 5.811%, 01/25/40	75,902
1,758,894	Series 2010-57, Class HI, IO, 5.500%, 02/25/40	232,202
1,262,423	Series 2010-68, Class SC, IF, IO, 6.041%, 07/25/40	262,693
3,034,087	Series 2011-76, Class PI, IO, 5.500%, 04/25/39	293,099
2,379,705	Series 2011-129, Class S, IF, IO, 5.061%, 03/25/37 (m)	136,262
1,533,983	Series 2014-38, Class QI, IO, 5.500%, 12/25/43	304,972
1,407,314	Series 2015-30, Class IO, IO, 5.500%, 05/25/45	292,935
3,627,796	Series 2015-42, Class AI, IO, VAR, 1.804%, 06/25/55	240,202
4,391,562	Series 2015-64, Class SK, IO, VAR, 1.639%, 09/25/55	279,288
	Federal National Mortgage Association STRIPS,
722,394	Series 345, Class 14, IO, 6.000%, 03/25/34 (m)	160,006
723,301	Series 359, Class 18, IO, 6.000%, 07/25/35	155,432
	Government National Mortgage Association,
456,478	Series 1999-40, Class TW, IF, IO, 6.564%, 02/17/29	92,477
641,466	Series 2001-22, Class SD, IF, IO, 7.064%, 05/16/31	152,906
1,134,501	Series 2003-7, Class SP, IF, IO, 7.214%, 11/16/32	155,905
879,607	Series 2003-98, Class SC, IF, IO, 6.161%, 11/20/33	187,657

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	11

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,723,585	Series 2004-40, Class SB, IF, IO, 6.114%, 05/16/34	301,110
1,236,258	Series 2004-46, Class S, IF, IO, 6.661%, 06/20/34	264,867
466,884	Series 2004-56, Class S, IF, IO, 7.211%, 06/20/33	100,805
1,324,213	Series 2004-69, Class CS, IF, IO, 6.111%, 07/20/34	244,627
700,597	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	129,068
510,164	Series 2012-50, Class HI, IO, 6.000%, 06/16/22	55,299
581,591	Series 2013-16, Class IE, IO, 6.500%, 10/20/38	131,366
378,398	Series 2013-86, Class IA, IO, 5.000%, 06/20/43	79,477
748,613	Series 2014-2, Class TI, IO, 5.500%, 01/20/44	137,956
361,596	Series 2014-161, Class IL, IO, 1.000%, 11/20/44	14,509
422,264	Series 2014-161, Class SL, IF, IO, 6.366%, 11/20/44	96,087
1,344,159	Series 2014-183, Class IM, IO, 5.000%, 06/20/35	321,673
173,612	Series 2015-13, Class WI, IO, VAR, 6.642%, 07/20/37	36,655
5,109,954	Series 2015-80, Class IH, IO, VAR, 1.003%, 05/20/44	181,270
1,079,836	Series 2015-180, Class CI, IO, 5.000%, 12/16/45	272,459
1,718,957	Series 2016-1, Class IO, IO, 6.000%, 05/20/44	257,838
749,895	Series 2016-12, Class KI, IO, 5.000%, 09/20/38	188,707

	Total Collateralized Mortgage Obligations (Cost $9,851,980)	10,075,802

Commercial Mortgage-Backed Security — 0.3%
1,000,000	EQTY Mortgage Trust, Series 2014-INNS, Class E, VAR, 3.889%, 05/08/31 (e) (Cost $958,140)	956,476

Convertible Bonds — 4.3%
	Consumer Discretionary — 1.0%
	Automobiles — 0.5%
	Tesla Motors, Inc.,
650,000	1.250%, 03/01/21	595,156
430,000	1.500%, 06/01/18	827,750

		1,422,906

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Household Durables — 0.0% (g)
	Jarden Corp.,
13,000	1.125%, 03/15/34	16,944
7,000	1.875%, 09/15/18	13,486

		30,430

	Internet & Catalog Retail — 0.4%
	Priceline Group, Inc. (The),
3,000	0.350%, 06/15/20	3,663
553,000	1.000%, 03/15/18 (m)	819,477
25,000	Shutterfly, Inc., 0.250%, 05/15/18	24,922
325,000	Vipshop Holdings Ltd., (Cayman Islands), 1.500%, 03/15/19	334,141

		1,182,203

	Media — 0.0% (g)
15,000	Liberty Media Corp., 1.375%, 10/15/23	15,075

	Specialty Retail — 0.1%
401,000	Restoration Hardware Holdings, Inc., Zero Coupon, 07/15/20 (e)	301,502

	Textiles, Apparel & Luxury Goods — 0.0% (g)
	Iconix Brand Group, Inc.,
5,000	1.500%, 03/15/18	3,760
5,000	2.500%, 06/01/16	5,003

		8,763

	Total Consumer Discretionary	2,960,879

	Energy — 0.4%
	Energy Equipment & Services — 0.0% (g)
19,000	Hornbeck Offshore Services, Inc., 1.500%, 09/01/19	11,637
11,000	SEACOR Holdings, Inc., 2.500%, 12/15/27	10,732

		22,369

	Oil, Gas & Consumable Fuels — 0.4%
10,000	Stone Energy Corp., 1.750%, 03/01/17	3,331
946,000	Whiting Petroleum Corp., Series B, 5.000%, 03/15/19	1,108,594

		1,111,925

	Total Energy	1,134,294

	Financials — 0.2%
	Capital Markets — 0.0% (g)
10,000	Jefferies Group LLC, 3.875%, 11/01/29	9,994
17,000	Prospect Capital Corp., 4.750%, 04/15/20	15,842

		25,836

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

12	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Convertible Bonds — continued
	Real Estate Investment Trusts (REITs) — 0.2%
550,000	SL Green Operating Partnership LP, 3.000%, 10/15/17 (e) (m)	743,531
	Spirit Realty Capital, Inc.,
7,000	2.875%, 05/15/19	7,346
6,000	3.750%, 05/15/21	6,502
	Starwood Property Trust, Inc.,
8,000	4.000%, 01/15/19	8,170
5,000	4.550%, 03/01/18	5,088

		770,637

	Total Financials	796,473

	Health Care — 0.3%
	Biotechnology — 0.0% (g)
18,000	Acorda Therapeutics, Inc., 1.750%, 06/15/21	16,054
	BioMarin Pharmaceutical, Inc.,
9,000	0.750%, 10/15/18	10,558
9,000	1.500%, 10/15/20	10,913
15,000	Cepheid, 1.250%, 02/01/21	12,862

		50,387

	Health Care Equipment & Supplies — 0.0% (g)
	Hologic, Inc.,
4,000	SUB, 0.000%, 12/15/43	4,933
4,000	Series 2012, SUB, 2.000%, 03/01/42	5,057
12,000	NuVasive, Inc., 2.750%, 07/01/17	15,930

		25,920

	Health Care Providers & Services — 0.0% (g)
9,000	Anthem, Inc., 2.750%, 10/15/42	17,477
13,000	Molina Healthcare, Inc., 1.125%, 01/15/20	18,070

		35,547

	Health Care Technology — 0.0% (g)
23,000	Allscripts Healthcare Solutions, Inc., 1.250%, 07/01/20	23,690

	Pharmaceuticals — 0.3%
664,000	Depomed, Inc., 2.500%, 09/01/21	732,475

	Total Health Care	868,019

	Industrials — 0.0% (g)
	Electrical Equipment — 0.0% (g)
29,000	General Cable Corp., SUB, 4.500%, 11/15/29	19,176

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Machinery — 0.0% (g)
11,000	Trinity Industries, Inc., 3.875%, 06/01/36	12,011

	Transportation Infrastructure — 0.0% (g)
13,000	Macquarie Infrastructure Corp., 2.875%, 07/15/19	14,698

	Total Industrials	45,885

	Information Technology — 1.4%
	Communications Equipment — 0.0% (g)
15,000	Palo Alto Networks, Inc., Zero Coupon, 07/01/19	22,050
26,000	Viavi Solutions, Inc., 0.625%, 08/15/33	25,074

		47,124

	Internet Software & Services — 0.4%
15,000	Akamai Technologies, Inc., Zero Coupon, 02/15/19	14,484
563,000	j2 Global, Inc., 3.250%, 06/15/29	617,541
15,000	WebMD Health Corp., 2.500%, 01/31/18	17,156
500,000	Yahoo!, Inc., Zero Coupon, 12/01/18	502,500
23,000	Yandex N.V., (Netherlands), 1.125%, 12/15/18	20,729

		1,172,410

	IT Services — 0.2%
480,000	Unisys Corp., 5.500%, 03/01/21 (e)	497,100

	Semiconductors & Semiconductor Equipment — 0.5%
	Intel Corp.,
5,000	2.950%, 12/15/35	6,191
5,000	3.250%, 08/01/39	7,603
7,000	Lam Research Corp., 1.250%, 05/15/18	9,739
37,000	Micron Technology, Inc., Series G, 3.000%, 11/15/43	26,200
2,000	Novellus Systems, Inc., 2.625%, 05/15/41	4,549
488,000	NVIDIA Corp., 1.000%, 12/01/18	869,555
29,000	ON Semiconductor Corp., Series B, 2.625%, 12/15/26	30,831
556,000	SunPower Corp., 4.000%, 01/15/23 (e)	537,235
14,000	Xilinx, Inc., 2.625%, 06/15/17	20,982

		1,512,885

	Software — 0.3%
650,000	Mentor Graphics Corp., 4.000%, 04/01/31	682,906
264,000	Nuance Communications, Inc., 2.750%, 11/01/31	263,670

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	13

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Convertible Bonds — continued
	Software — continued
19,000	Red Hat, Inc., 0.250%, 10/01/19	23,406
18,000	Rovi Corp., 0.500%, 03/01/20	17,066
19,000	salesforce.com, Inc., 0.250%, 04/01/18	23,964
13,000	Verint Systems, Inc., 1.500%, 06/01/21	11,684

		1,022,696

	Technology Hardware, Storage & Peripherals — 0.0% (g)
	SanDisk Corp.,
5,000	0.500%, 10/15/20	5,178
8,000	1.500%, 08/15/17	12,505

		17,683

	Total Information Technology	4,269,898

	Materials — 0.0% (g)
	Metals & Mining — 0.0% (g)
17,000	Newmont Mining Corp., Series B, 1.625%, 07/15/17	18,477
18,000	Royal Gold, Inc., 2.875%, 06/15/19	18,146
10,000	Stillwater Mining Co., 1.750%, 10/15/32	11,619

	Total Materials	48,242

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.4%
EUR 100,000	Telecom Italia Finance S.A., (Luxembourg), Reg. S, 6.125%, 11/15/16	125,097
EUR 1,100,000	Telefonica Participaciones SAU, (Spain), 4.900%, 09/25/17	1,099,591

		1,224,688

	Wireless Telecommunication Services — 0.4%
EUR 1,100,000	America Movil BV, (Netherlands), 5.500%, 09/17/18	1,293,815

	Total Telecommunication Services	2,518,503

	Utilities — 0.2%
	Electric Utilities — 0.2%
	Chugoku Electric Power Co., Inc. (The), (Japan),
JPY 20,000,000	Zero Coupon, 03/23/18	191,729
JPY 30,000,000	Zero Coupon, 03/25/20	290,766
CAD 915,000	Emera, Inc., (Canada), 4.000%, 09/29/25	299,579

	Total Utilities	782,074

	Total Convertible Bonds (Cost $12,876,078)	13,424,267

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — 1.8%
	Consumer Discretionary — 0.3%
	Hotels, Restaurants & Leisure — 0.3%
850,000	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 11.000%, 10/01/21 (m)	799,000

	Consumer Staples — 0.4%
	Food & Staples Retailing — 0.4%
490,000	New Albertsons, Inc., 7.450%, 08/01/29 (m)	478,975
EUR 600,000	Tesco plc, (United Kingdom), 5.125%, 04/10/47	653,003

	Total Consumer Staples	1,131,978

	Energy — 0.1%
	Energy Equipment & Services — 0.1%
	Paragon Offshore plc, (United Kingdom),
983,000	6.750%, 07/15/22 (d) (e)	267,867
578,000	7.250%, 08/15/24 (d) (e)	153,170

		421,037

	Oil, Gas & Consumable Fuels — 0.0% (g)
518,000	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21 (m)	44,030

	Total Energy	465,067

	Industrials — 0.4%
	Commercial Services & Supplies — 0.4%
238,000	ADT Corp. (The), 4.125%, 04/15/19 (m)	255,255
1,236,000	Corporate Risk Holdings LLC, 9.500%, 07/01/19 (e)	1,032,060

	Total Industrials	1,287,315

	Utilities — 0.6%
	Electric Utilities — 0.4%
1,676,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250%, 12/01/18 (d) (e) (m)	1,374,320

	Independent Power & Renewable Electricity Producers — 0.2%
	GenOn Energy, Inc.,
108,000	9.500%, 10/15/18 (m)	83,700
122,000	9.875%, 10/15/20 (m)	85,400
482,000	GenOn Americas Generation LLC, 9.125%, 05/01/31 (m)	316,915

		486,015

	Total Utilities	1,860,335

	Total Corporate Bonds (Cost $5,761,361)	5,543,695

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

14	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Warrants — 1.6%
	Consumer Discretionary — 0.1%
	Distributors — 0.0% (g)
18,750	KBS Fashion Group Ltd., (China), expiring 01/22/18 (Strike Price $11.50) (a)	384

	Hotels, Restaurants & Leisure — 0.1%
54,223	Chanticleer Holdings, Inc., expiring 06/21/17 (Strike Price $5.00) (a)	1,952
167,427	Del Taco Restaurants, Inc., expiring 06/30/20 (Strike Price $11.50) (a) (m)	301,369

		303,321

	Media — 0.0% (g)
59,141	Hemisphere Media Group, Inc., expiring 04/04/18 (Strike Price $12.00) (a)	28,388

	Total Consumer Discretionary	332,093

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
59,703	FieldPoint Petroleum Corp., expiring 03/23/18 (Strike Price $4.00) (a) (m)	1,910
154,900	Kinder Morgan, Inc., expiring 05/25/17 (Strike Price $40.00) (a)	5,422

	Total Energy	7,332

	Financials — 0.9%
	Banks — 0.8%
50,799	Associated Banc-Corp, expiring 11/21/18 (Strike Price $19.77) (a) (m)	121,917
1,596	M&T Bank Corp., expiring 12/23/18 (Strike Price $73.86) (a)	73,105
34,275	PNC Financial Services Group, Inc. (The), expiring 12/31/18 (Strike Price $67.33) (a)	770,159
98,812	SunTrust Banks, Inc., expiring 11/14/18 (Strike Price $44.15) (a)	476,768
93,873	TCF Financial Corp., expiring 11/14/18 (Strike Price $16.93) (a) (m)	138,932
3,691	Texas Capital Bancshares, Inc., expiring 01/16/19 (Strike Price $14.84) (a)	115,307
46,350	Valley National Bancorp, expiring 11/14/18 (Strike Price $16.11) (a)	8,343
5,633	Wintrust Financial Corp., expiring 12/19/18 (Strike Price $22.82) (a)	171,018
152,801	Zions Bancorporation, expiring 05/22/20 (Strike Price $36.05) (a)	412,563

		2,288,112

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE

	Diversified Financial Services — 0.0% (g)
50,630	Arowana, Inc. (Australia), expiring 05/01/20 (Strike Price $12.50) (a)	5,569

	Thrifts & Mortgage Finance — 0.1%
41,957	Washington Federal, Inc., expiring 11/14/18 (Strike Price $17.57) (a)	329,363

	Total Financials	2,623,044

	Health Care — 0.1%
	Biotechnology — 0.0% (g)
141,178	BioTime, Inc., expiring 10/01/18 (Strike Price $4.55) (a)	77,662
22,000	CEL-SCI Corp., expiring 10/11/18 (Strike Price $1.25) (a)	3,740
9,164	ContraFect Corp., expiring 01/31/17 (Strike Price $4.80) (a)	5,407

		86,809

	Health Care Equipment & Supplies — 0.0% (g)
15,401	LabStyle Innovations Corp., (Israel), expiring 03/08/21 (Strike Price $5.63) (a)	16,941

	Pharmaceuticals — 0.1%
62,237	EyeGate Pharmaceuticals, Inc., expiring 07/31/20 (Strike Price $10.62) (a) (m)	44,496
42,361	Kitov Pharmaceuticals Holdings Ltd., (Israel), expiring 11/20/20 (Strike Price $4.13) (a)	69,896
121,825	Oculus Innovative Sciences, Inc., expiring 01/21/20 (Strike Price $1.00) (a)	29,238

		143,630

	Total Health Care	247,380

	Industrials — 0.0% (g)
	Aerospace & Defense — 0.0% (g)
14,552	Tempus Applied Solutions Holdings, Inc., expiring 07/31/20 (Strike Price $11.50) (a)	1,455

	Machinery — 0.0% (g)
64,680	Blue Bird Corp., expiring 02/24/20 (Strike Price $11.50) (a)	60,152

	Total Industrials	61,607

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	15

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Warrants — continued
	Information Technology — 0.1%
	Communications Equipment — 0.0% (g)
10,000	DragonWave, Inc., (Canada), expiring 08/01/16 (Strike Price CAD2.25) (a)	222

	Electronic Equipment, Instruments & Components — 0.1%
89,016	Applied DNA Sciences, Inc., expiring 11/14/19 (Strike Price $3.50) (a)	120,172
6,250	RMG Networks Holding Corp., expiring 04/08/18 (Strike Price $11.50) (a)	128

		120,300

	Semiconductors & Semiconductor Equipment — 0.0% (g)
60,774	Sunworks, Inc., expiring 03/09/20 (Strike Price $4.15) (a)	54,393

	Technology Hardware, Storage & Peripherals — 0.0% (g)
	Eastman Kodak Co.,
10,715	expiring 09/03/18 (Strike Price $14.93) (a)	24,216
5,732	expiring 09/03/18 (Strike Price $16.12) (a)	11,177

		35,393

	Total Information Technology	210,308

	Materials — 0.4%
	Chemicals — 0.0% (g)
16,075	AgroFresh Solutions, Inc., expiring 02/19/19 (Strike Price $11.50) (a) (m)	12,458

	Construction Materials — 0.3%
3,874	Tecnoglass, Inc., (Colombia), expiring 12/16/16 (Strike Price $1.00) (a)	13,404
	U.S. Concrete, Inc.,
8,763	expiring 08/31/17 (Strike Price $22.69) (a)	350,520
14,411	expiring 08/31/17 (Strike Price $26.68) (a)	533,207

		897,131

	Metals & Mining — 0.1%
27,864	Franco-Nevada Corp., (Canada), expiring 06/16/17 (Strike Price $75.00) (a)	444,820
40,502	New Gold, Inc., (Canada), expiring 06/28/17 (Strike Price $15.00) (a)	2,260

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE

	Metals & Mining — continued
184,133	Stornoway Diamond Corp., (Canada), expiring 07/08/16 (Strike Price $0.90) (a)	18,344

		465,424

	Total Materials	1,375,013

	Total Warrants (Cost $4,483,618)	4,856,777

NUMBER OF CONTRACTS
Options Purchased — 0.7%
	Call Options Purchased — 0.4%
9	Allergan plc, expiring 05/20/16 at $310.00, American Style	45
14	Allergan plc, expiring 01/20/17 at $240.00, American Style	20,860
11	Anthem, Inc., expiring 06/17/16 at $160.00, American Style	352
48	Baxalta, Inc., expiring 06/17/16 at $35.00, American Style	38,640
49	Campbell Soup Co., expiring 01/20/17 at $65.00, American Style	11,760
194	Charter Communications, Inc., expiring 01/20/17 at $220.00, American Style	300,700
59	Columbia Pipeline Group, Inc., expiring 07/15/16 at $25.00, American Style	3,393
6	Del Taco Restaurants, Inc, expiring 09/16/16 at $12.50, American Style	90
11	Del Taco Restaurants, Inc, expiring 09/16/16 at $15.00, American Style	495
131	Energy Transfer Equity LP, expiring 10/21/16 at $11.00, American Style	38,972
142	Energy Transfer Equity LP, expiring 10/21/16 at $12.00, American Style	33,725
93	Energy XXI Ltd., expiring 01/20/17 at $1.50, American Style	233
3	Energy XXI Ltd., expiring 01/20/17 at $2.00, American Style	7
15	Energy XXI Ltd., expiring 01/19/18 at $1.00, American Style	38
306	Energy XXI Ltd., expiring 01/19/18 at $2.00, American Style	765
299	Ferrari N.V., expiring 08/19/16 at $45.00, American Style	110,630
90	Forestar Group, Inc., expiring 05/20/16 at $17.50, American Style	1,800
8	Global Eagle Entertainment, Inc., expiring 08/19/16 at $12.50, American Style	200

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

16	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Options Purchased — continued
	Call Options Purchased — continued
902	Linn Energy LLC/Linn Energy Finance Corp., expiring 01/20/17 at $4.00, American Style	2,255
188	Linn Energy LLC/Linn Energy Finance Corp., expiring 01/19/18 at $3.00, American Style	940
136	McDermott International, Inc., expiring 08/19/16 at $5.50, American Style	3,740
560	Micron Technology, Inc., expiring 01/20/17 at $14.00, American Style	47,320
29	NCR Corp., expiring 07/15/16 at $34.00, American Style	725
511	PowerShares DB U.S. Dollar Index Bullish Fund, expiring 06/17/16 at $23.00, American Style	56,976
235	PowerShares DB U.S. Dollar Index Bullish Fund, expiring 06/17/16 at $26.00, American Style	470
439	PowerShares DB U.S. Dollar Index Bullish Fund, expiring 01/20/17 at $23.00, American Style	58,607
1,070	PowerShares DB U.S. Dollar Index Bullish Fund, expiring 01/20/17 at $26.00, American Style	21,400
83	Seadrill Ltd., expiring 10/21/16 at $7.00, American Style	5,187
485	SPDR EURO STOXX 50 ETF, expiring 08/19/16 at $34.00, American Style	64,263
818	SPDR EURO STOXX 50 ETF, expiring 01/20/17 at $35.00, American Style	114,520
420	SPDR EURO STOXX 50 ETF, expiring 01/19/18 at $32.00, American Style	151,200
49	Starwood Hotels & Resorts Worldwide, Inc., expiring 05/20/16 at $85.00, American Style	1,641
120	SunTrust Banks, Inc., expiring 05/20/16 at $40.00, American Style	25,680
250	SunTrust Banks, Inc., expiring 07/15/16 at $44.00, American Style	21,500
162	Terex Corp., expiring 01/20/17 at $25.00, American Style	29,970
74	Time Warner, Inc., expiring 07/15/16 at $75.00, American Style	26,270
138	VanEck Vectors Gold Miners ETF, expiring 06/17/16 at $22.00, American Style	58,995
35	VanEck Vectors Gold Miners ETF, expiring 09/16/16 at $26.00, American Style	9,818
185	Zions Bancorporation, expiring 07/15/16 at $27.00, American Style	31,542

	Total Call Options Purchased	1,295,724

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE

	Put Options Purchased — 0.3%
237	Alibaba Group Holding Ltd., expiring 07/15/16 at $72.50, American Style	54,391
128	AXA S.A., expiring 09/16/16 at $10.00, American Style	2,560
26	Baker Hughes Inc, expiring 05/20/16 at $40.00, American Style	1,157
245	BioTime, Inc., expiring 06/17/16 at $2.50, American Style	6,737
87	BioTime, Inc., expiring 06/17/16 at $5.00, American Style	20,010
58	Bunge Ltd., expiring 01/20/17 at $35.00, American Style	2,610
EUR 6	CAC 40 Index, expiring 06/17/16 at EUR4050.00, European Style	3,814
554	EMC Corp., expiring 05/20/16 at $25.00, American Style	20,221
125	EMC Corp., expiring 06/17/16 at $25.00, American Style	11,312
EUR 50	Euro STOXX 50 Index, expiring 05/20/16 at EUR2850.00, European Style	11,090
38	Fiat Chrysler Automobiles N.V., expiring 11/18/16 at $5.00, American Style	950
50	Forestar Group, Inc., expiring 05/20/16 at $10.00, American Style	375
10	Forestar Group, Inc., expiring 08/19/16 at $7.50, American Style	100
47	Global Eagle Entertainment, Inc., expiring 08/19/16 at $10.00, American Style	11,280
137	Health Care Select Sector SPDR Fund, expiring 09/16/16 at $68.00, American Style	33,017
346	Industrial Select Sector SPDR Fund, expiring 09/16/16 at $54.00, American Style	55,187
144	iShares MSCI Brazil Capped, expiring 01/20/17 at $23.00, American Style	19,800
171	iShares Russell 2000 ETF, expiring 06/17/16 at $108.00, American Style	25,906
12	Kindred Healthcare, Inc., expiring 05/20/16 at $10.00, American Style	90
20	Kindred Healthcare, Inc., expiring 05/20/16 at $12.50, American Style	650
15	Maiden Holdings Ltd., expiring 05/20/16 at $12.50, American Style	1,050
50	Maiden Holdings Ltd., expiring 08/19/16 at $10.00, American Style	2,500
60	Maiden Holdings Ltd., expiring 08/19/16 at $12.50, American Style	7,950

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	17

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Options Purchased — continued
	Put Options Purchased — continued
7	MAN SE, expiring 09/16/16 at $65.00, American Style	1,120
115	NCR Corp., expiring 07/15/16 at $27.00, American Style	9,487
142	NCR Corp., expiring 07/15/16 at $28.00, American Style	16,330
235	PowerShares DB U.S. Dollar Index Bullish Fund, expiring 06/17/16 at $25.00, American Style	22,325
77	PowerShares DB U.S. Dollar Index Bullish Fund, expiring 06/17/16 at $27.00, American Style	22,369
591	PowerShares DB U.S. Dollar Index Bullish Fund, expiring 01/20/17 at $22.00, American Style	4,433
517	PowerShares DB U.S. Dollar Index Bullish Fund, expiring 01/20/17 at $25.00, American Style	66,176
87	Qihoo 360 Technology Co., Ltd., expiring 01/20/17 at $25.00, American Style	218
75	Restoration Hardware Holdings, Inc., expiring 05/20/16 at $45.00, American Style	22,125
11	Robert Half International, Inc., expiring 09/16/16 at $35.00, American Style	1,512
3	S&P 500 Index, expiring 05/20/16 at $1,950.00, European Style	1,425
11	S&P 500 Index, expiring 06/17/16 at $2,000.00, European Style	26,840
1	S&P 500 Index, expiring 09/16/16 at $1,750.00, European Style	2,005
205	Seadrill Ltd., expiring 10/21/16 at $4.00, American Style	23,575
40	Southwestern Energy Co., expiring 06/17/16 at $7.00, American Style	580
593	SPDR S&P500 ETF Trust, expiring 06/17/16 at $132.00, American Style	1,483
81	SPDR S&P500 ETF Trust, expiring 12/30/16 at $180.00, American Style	39,812
420	SPDR EURO STOXX 50 ETF, expiring 01/19/18 at $31.00, American Style	128,100
33	Starwood Hotels & Resorts Worldwide, Inc., expiring 05/20/16 at $75.00, American Style	478
23	Time Warner Cable, Inc., expiring 07/15/16 at $180.00, American Style	6,440
115	Utilities Select Sector SPDR Fund, expiring 09/16/16 at $41.00, American Style	4,255

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE

	Put Options Purchased — continued
77	Vanguard REIT ETF, expiring 01/20/17 at $70.00, American Style	14,630
EUR 160	Vivendi S.A., expiring 06/17/16 at EUR17.00, American Style	17,620
9	William Lyon Homes, expiring 05/20/16 at $15.00, American Style	1,260
33	William Lyon Homes, expiring 08/19/16 at $5.00, American Style	413
20	William Lyon Homes, expiring 08/19/16 at $7.50, American Style	500
5	William Lyon Homes, expiring 08/19/16 at $10.00, American Style	275
566	Yahoo!, Inc., expiring 10/21/16 at $32.00, American Style	84,617
185	Zions Bancorporation, expiring 07/15/16 at $20.00, American Style	2,775

	Total Put Options Purchased	815,935

	Total Options Purchased (Cost $2,384,259)	2,111,659

SHARES
Short-Term Investment — 11.9%
	Investment Companies — 11.9%
36,888,406	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.390% (b) (l) ^^ (Cost $36,888,406)	36,888,406

	Total Investments, Before Short Positions — 80.3% (Cost $237,157,224)	248,111,324
	Other Assets in Excess of Liabilities — 19.7%	61,041,899

	NET ASSETS — 100.0%	$309,153,223

Short Positions — 33.6%
Common Stocks — 22.1%
	Consumer Discretionary — 4.4%
	Auto Components — 0.1%
1,198	BorgWarner, Inc.	43,032
339	Lear Corp.	39,029
1,198	Magna International, Inc., (Canada)	50,340

		132,401

	Automobiles — 0.7%
8,530	Ferrari N.V., (Italy) (a)	391,101
11,167	Fiat Chrysler Automobiles N.V., (United Kingdom)	89,902
22,975	Ford Motor Co.	311,541
1,306	General Motors Co.	41,531

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

18	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE
Short Positions — continued
Common Stocks — continued
	Automobiles — continued
5,641	Tesla Motors, Inc. (a)	1,358,127

		2,192,202

	Hotels, Restaurants & Leisure — 0.6%
9,490	Carnival plc, ADR	479,720
157	Chipotle Mexican Grill, Inc. (a)	66,092
4,200	Choice Hotels International, Inc.	212,772
61,580	Del Taco Restaurants, Inc. (a)	557,299
2,155	Interval Leisure Group, Inc.	30,429
9,059	Marriott International, Inc., Class A	634,945

		1,981,257

	Household Durables — 0.6%
14,759	Lennar Corp., Class A	668,730
6,000	Newell Brands, Inc.	273,240
66,507	William Lyon Homes, Class A (a)	937,749

		1,879,719

	Internet & Catalog Retail — 0.4%
3,758	Netflix, Inc. (a)	338,333
489	Priceline Group, Inc. (The) (a)	657,050
5,128	TripAdvisor, Inc. (a)	331,217
2,275	Vipshop Holdings Ltd., (China), ADR (a)	31,031

		1,357,631

	Leisure Products — 0.2%
6,921	Polaris Industries, Inc.	677,428

	Media — 1.0%
6,683	Charter Communications, Inc., Class A (a)	1,418,400
1,412	Comcast Corp., Class A	85,793
6,010	Hemisphere Media Group, Inc. (a)	71,880
1	Liberty Braves Group, Class A (a)	11
1	Liberty Media Group, Class A (a)	14
11,913	News Corp., Class B	154,392
2,250	Scripps Networks Interactive, Inc., Class A	140,288
157,035	Sirius XM Holdings, Inc. (a)	620,288
7,898	Twenty-First Century Fox, Inc., Class A	238,993
3,553	Viacom, Inc., Class A	156,083
750	Walt Disney Co. (The)	77,445

		2,963,587

	Multiline Retail — 0.1%
9,240	Kohl’s Corp.	409,332

	Specialty Retail — 0.1%
859	AutoNation, Inc. (a)	43,508
11,714	Staples, Inc.	119,483

		162,991

SHARES	SECURITY DESCRIPTION	VALUE

	Textiles, Apparel & Luxury Goods — 0.6%
6,346	Cie Financiere Richemont S.A., (Switzerland)	423,153
4,068	Swatch Group AG (The), (Switzerland)	1,387,926

		1,811,079

	Total Consumer Discretionary	13,567,627

	Consumer Staples — 0.6%
	Beverages — 0.2%
3,646	Anheuser-Busch InBev N.V., (Belgium), ADR	452,760
1,271	Brown-Forman Corp., Class B	122,423

		575,183

	Food & Staples Retailing — 0.2%
9,970	Whole Foods Market, Inc.	289,928
23,848	Woolworths Ltd., (Australia)	399,071

		688,999

	Food Products — 0.2%
3,050	TreeHouse Foods, Inc. (a)	269,620
3,549	Tyson Foods, Inc., Class A	233,595

		503,215

	Household Products — 0.0% (g)
2,200	Procter & Gamble Co. (The)	176,264

	Total Consumer Staples	1,943,661

	Energy — 2.5%
	Energy Equipment & Services — 0.6%
27,400	Halliburton Co.	1,131,894
142,637	McDermott International, Inc. (a)	647,572

		1,779,466

	Oil, Gas & Consumable Fuels — 1.9%
26,578	BP plc, (United Kingdom), ADR	892,489
5,900	Columbia Pipeline Group, Inc.	151,158
64,536	Energy Transfer Equity LP	802,182
11,802	Murphy Oil Corp.	421,804
15,993	Southwestern Energy Co. (a)	214,786
62,638	TransCanada Corp., (Canada)	2,600,972
77,088	Whiting Petroleum Corp. (a)	925,056

		6,008,447

	Total Energy	7,787,913

	Financials — 4.0%
	Banks — 2.7%
14,644	Associated Banc-Corp.	267,106
2,000	Bank of Nova Scotia (The), (Canada)	104,900

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	19

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Short Positions — continued
Common Stocks — continued
	Banks — continued
35,164	DBS Group Holdings Ltd., (Singapore)	397,743
6,366	HSBC Holdings plc, (United Kingdom), ADR	212,179
14,400	Huntington Bancshares, Inc.	144,864
1,346	M&T Bank Corp.	159,259
25,442	PNC Financial Services Group, Inc. (The)	2,233,299
1,800	Royal Bank of Canada, (Canada)	111,816
54,070	SunTrust Banks, Inc.	2,256,882
30,055	TCF Financial Corp.	409,950
3,341	Texas Capital Bancshares, Inc. (a)	153,084
5,211	Wintrust Financial Corp.	271,076
56,800	Zions Bancorporation	1,563,136

		8,285,294

	Capital Markets — 0.3%
14,602	Credit Suisse Group AG, (Switzerland) (a)	222,220
12,167	Deutsche Bank AG, (Germany)	230,600
2,614	Goldman Sachs Group, Inc. (The)	428,984

		881,804

	Diversified Financial Services — 0.0% (g)
8,408	Industrivarden AB, (Sweden), Class A	165,425

	Insurance — 0.2%
3,750	First American Financial Corp.	135,075
31,462	Maiden Holdings Ltd., (Bermuda)	384,780

		519,855

	Real Estate Investment Trusts (REITs) — 0.4%
5,723	Crown Castle International Corp.	497,214
5,412	SL Green Realty Corp.	568,693
3,500	Ventas, Inc.	217,420

		1,283,327

	Real Estate Management & Development — 0.2%
40,814	Forestar Group, Inc. (a)	550,989

	Thrifts & Mortgage Finance — 0.2%
31,565	Washington Federal, Inc.	766,714

	Total Financials	12,453,408

	Health Care — 1.5%
	Biotechnology — 0.1%
51,579	BioTime, Inc. (a)	150,611
2,515	ContraFect Corp. (a)	9,154

		159,765

	Health Care Equipment & Supplies — 0.1%
6,514	Abbott Laboratories	253,395

SHARES	SECURITY DESCRIPTION	VALUE

	Health Care Providers & Services — 0.2%
2,995	Aetna, Inc.	336,249
3,492	Amsurg Corp. (a)	282,782
973	Anthem, Inc.	136,969

		756,000

	Life Sciences Tools & Services — 0.1%
2,645	Illumina, Inc. (a)	357,048

	Pharmaceuticals — 1.0%
657	Allergan plc (a)	142,280
26,986	Depomed, Inc. (a)	469,017
10,100	EyeGate Pharmaceuticals, Inc. (a)	34,643
5,858	Novo Nordisk A/S, (Denmark), Class B	327,078
6,254	Shire plc, (Ireland), ADR	1,172,125
17,530	Teva Pharmaceutical Industries Ltd., (Israel), ADR	954,508

		3,099,651

	Total Health Care	4,625,859

	Industrials — 2.0%
	Aerospace & Defense — 0.4%
2,400	Boeing Co. (The)	323,520
4,863	HEICO Corp.	298,151
3,050	Spirit AeroSystems Holdings, Inc., Class A (a)	143,807
1,336	TransDigm Group, Inc. (a)	304,434

		1,069,912

	Airlines — 0.0% (g)
2,050	American Airlines Group, Inc.	71,114
1,350	United Continental Holdings, Inc. (a)	61,844

		132,958

	Commercial Services & Supplies — 0.1%
2,400	Stericycle, Inc. (a)	229,344

	Electrical Equipment — 0.0% (g)
600	Rockwell Automation, Inc.	68,082

	Industrial Conglomerates — 0.0% (g)
508	3M Co.	85,029

	Machinery — 1.2%
4,650	AGCO Corp.	248,635
8,327	Blue Bird Corp. (a)	90,015
4,857	Caterpillar, Inc.	377,486
18,753	Deere & Co.	1,577,315
5,140	Dover Corp.	337,698
2,400	Illinois Tool Works, Inc.	250,848

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

20	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE
Short Positions — continued
Common Stocks — continued
	Machinery — continued
3,750	Lincoln Electric Holdings, Inc.	235,012
57,808	Volvo AB, (Sweden), Class B	677,901

		3,794,910

	Trading Companies & Distributors — 0.3%
16,264	Fastenal Co.	760,993

	Total Industrials	6,141,228

	Information Technology — 3.3%
	Communications Equipment — 0.0% (g)
4,232	ARRIS International plc (a)	96,363

	Electronic Equipment, Instruments & Components — 0.0% (g)
44,299	Applied DNA Sciences, Inc. (a)	134,226

	Internet Software & Services — 1.8%
54,799	Alibaba Group Holding Ltd., (China), ADR (a)	4,216,235
212	Alphabet, Inc., Class C (a)	146,918
600	Cimpress N.V., (Netherlands) (a)	52,722
6,200	j2 Global, Inc.	393,824
137,500	Yahoo Japan Corp., (Japan)	602,482
8,563	Zillow Group, Inc., Class C (a)	205,855

		5,618,036

	IT Services — 0.4%
4,494	International Business Machines Corp.	655,854
5,316	PayPal Holdings, Inc. (a)	208,281
40,900	Unisys Corp. (a)	315,339

		1,179,474

	Semiconductors & Semiconductor Equipment — 0.6%
40,525	Micron Technology, Inc. (a)	435,644
22,159	NVIDIA Corp.	787,309
14,720	SunPower Corp. (a)	296,461
8,000	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	188,720
1,412	Texas Instruments, Inc.	80,540

		1,788,674

	Software — 0.3%
16,328	Mentor Graphics Corp.	325,907
9,369	Mobileye N.V., (Israel) (a)	357,428
2,530	VMware, Inc., Class A (a)	143,982

		827,317

	Technology Hardware, Storage & Peripherals — 0.2%
3,602	Eastman Kodak Co. (a)	42,575

SHARES	SECURITY DESCRIPTION	VALUE

	Technology Hardware, Storage & Peripherals — continued
11,275	Western Digital Corp.	460,753

		503,328

	Total Information Technology	10,147,418

	Materials — 2.2%
	Chemicals — 0.9%
5,114	AgroFresh Solutions, Inc. (a)	31,860
3,750	Albemarle Corp.	248,100
3,750	H.B. Fuller Co.	167,700
7,964	Monsanto Co.	746,067
19,146	Mosaic Co. (The)	535,897
35,546	Potash Corp. of Saskatchewan, Inc., (Canada)	629,875
9,614	Westlake Chemical Corp.	482,527

		2,842,026

	Construction Materials — 0.5%
1,111	Tecnoglass, Inc., (Colombia) (a)	12,054
21,552	U.S. Concrete, Inc. (a)	1,331,052

		1,343,106

	Metals & Mining — 0.8%
63,637	First Quantum Minerals Ltd., (Canada)	542,185
16,997	Franco-Nevada Corp., (Canada)	1,193,461
12,523	Fresnillo plc, (Mexico)	204,132
164,017	Glencore plc, (Switzerland) (a)	391,988
118,135	Stornoway Diamond Corp., (Canada) (a)	97,920

		2,429,686

	Total Materials	6,614,818

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.8%
3,135	CenturyLink, Inc.	97,028
64,715	Intelsat S.A., (Luxembourg) (a)	255,624
223,400	Koninklijke KPN N.V., (Netherlands)	877,885
94,625	Telecom Italia S.p.A., (Italy) (a)	92,399
68,960	Telefonica S.A., (Spain)	754,367
7,885	Verizon Communications, Inc.	401,662

	Total Telecommunication Services	2,478,965

	Utilities — 0.8%
	Electric Utilities — 0.7%
7,480	Chugoku Electric Power Co., Inc. (The), (Japan)	97,079
21,860	Emera, Inc., (Canada)	792,201
27,948	Fortis, Inc., (Canada)	887,349
1,667	NextEra Energy, Inc.	196,006

		1,972,635

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	21

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Short Positions — continued
Common Stocks — continued
	Multi-Utilities — 0.1%
5,141	Black Hills Corp.	311,493

	Total Utilities	2,284,128

	Total Common Stocks (Proceeds $66,821,748)	68,045,025

Exchange-Traded Funds — 11.5%
	Fixed Income — 0.3%
1,376	iShares iBoxx $ High Yield Corporate Bond ETF	115,377
15,016	iShares U.S. Preferred Stock ETF	588,327
2,093	SPDR Barclays Convertible Securities ETF	90,920
1,809	SPDR Barclays High Yield Bond ETF	63,858

	Total Fixed Income	858,482

	International Equity — 0.9%
1,900	Direxion Daily Emerging Markets Bear 3X Shares (a)	63,916
4,262	iShares China Large-Cap ETF	142,905
8,600	iShares MSCI Emerging Markets ETF	295,754
2,456	iShares MSCI Switzerland Capped ETF	75,178
66,983	SPDR EURO STOXX 50 ETF	2,284,121

	Total International Equity	2,861,874

	U.S. Equity — 10.3%
3,776	Consumer Discretionary Select Sector SPDR Fund	298,870
1,800	Direxion Daily Financial Bear 3X Shares (a)	69,534
3,800	Direxion Daily Financial Bull 3X Shares (a)	101,536

SHARES	SECURITY DESCRIPTION	VALUE

	U.S. Equity — continued
2,790	Direxion Daily Gold Miners Index Bull 3X Shares (a)	332,205
3,000	Direxion Daily Small Cap Bear 3X Shares (a)	121,050
2,908	Energy Select Sector SPDR Fund	196,319
3,171	iShares NASDAQ Biotechnology ETF	849,670
6,600	iShares Russell 2000 ETF	741,576
135,060	SPDR S&P 500 ETF Trust	27,862,878
2,025	SPDR S&P MidCap 400 ETF Trust	538,346
7,250	SPDR S&P Retail ETF	320,450
6,543	Technology Select Sector SPDR Fund	275,657
1,634	Vanguard REIT ETF	133,710

	Total U.S. Equity	31,841,801

	Total Exchange-Traded Funds (Proceeds $35,539,462)	35,562,157

NUMBER OF WARRANTS
Warrant — 0.0% (g)
	Financials — 0.0% (g)
	Banks — 0.0% (g)
9,000	Bank of America Corp., expiring 01/16/19 (Strike Price $13.07) (a) (Proceeds $58,882)	39,510

	Total Securities Sold Short (Proceeds $102,420,092)	103,646,692

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT APRIL 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
8	CAC 40 Index^	05/20/16	EUR	401,213	(10,322)
14	Gasoline RBOB Futures^	05/31/16	USD	943,387	43,067
11	Euro Bund^	06/08/16	EUR	2,038,968	(21,379)
15	10 Year Mini Japanese Government Bond^	06/10/16	JPY	2,137,923	514
42	LME Aluminum Futures^	06/15/16	USD	1,763,738	121,269
17	LME Copper Futures^	06/15/16	USD	2,149,331	48,232
15	LME Zinc Futures^	06/15/16	USD	725,625	45,614
10	10 Year Australian Government Bond	06/15/16	AUD	993,351	(2,182)
12	10 Year Australian Government Bond^	06/15/16	AUD	1,192,021	4,807
3	DAX Index^	06/17/16	EUR	868,150	(30,854)
31	DJIA Mini E-CBOT^	06/17/16	USD	2,742,415	31,378

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

22	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT APRIL 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
5	E-mini Russell 2000^	06/17/16	USD	564,350	(1,080)
23	E-mini S&P 500^	06/17/16	USD	2,367,965	24,787
9	Euro STOXX 50 Index^	06/17/16	EUR	307,281	(9,721)
12	NASDAQ 100 E-Mini^	06/17/16	USD	1,039,560	(40,632)
11	10 Year U.S. Treasury Note	06/21/16	USD	1,430,687	(4,946)
38	10 Year U.S. Treasury Note^	06/21/16	USD	4,942,375	2,790
22	U.S. Long Bond^	06/21/16	USD	3,592,875	(4,407)
20	Gold 100 OZ Futures^	06/28/16	USD	2,581,000	104,659
7	Long Gilt	06/28/16	GBP	1,223,275	(15,998)
17	Sugar No. 11 (World) Futures^	06/30/16	USD	310,733	6,799
16	Cocoa Futures^	07/14/16	GBP	541,444	40,848
10	Soybean Futures^	07/14/16	USD	514,875	41,899
5	Soybean Meal Futures^	07/14/16	USD	167,400	(73)
18	Soybean Oil Futures^	07/14/16	USD	357,912	(18,310)
13	Silver Futures^	07/27/16	USD	1,158,235	33,443
2	LME Copper Futures^	09/21/16	USD	252,400	1,570
1	LME Zinc Futures^	09/21/16	USD	48,581	760
197	3-Month Euro Euribor^	06/19/17	EUR	56,548,794	37,425
177	90 Day Eurodollar^	06/19/17	USD	43,816,350	4,137
143	90 Day Sterling^	06/21/17	GBP	25,911,725	(31,246)
	Short Futures Outstanding
(7)	WTI Crude Oil Futures^	05/20/16	USD	(321,440)	(39,985)
(18)	Natural Gas Futures^	05/26/16	USD	(392,040)	(28,618)
(1)	Hang Seng Index^	05/30/16	HKD	(133,956)	1,849
(11)	Brent Crude Oil Futures^	05/31/16	USD	(521,070)	(28,706)
(4)	NY Harbor ULSD Futures^	05/31/16	USD	(232,848)	(24,490)
(5)	Euro Bund	06/08/16	EUR	(926,803)	5,696
(5)	Nikkei 225 Futures^	06/09/16	JPY	(742,357)	53,878
(6)	TOPIX Index^	06/09/16	JPY	(715,528)	49,980
(9)	10 Year Mini Japanese Government Bond	06/10/16	JPY	(1,282,754)	(3,517)
(4)	Low Sulphur Gas Oil Futures^	06/10/16	USD	(165,600)	(14,681)
(54)	LME Aluminum Futures^	06/15/16	USD	(2,267,663)	(226,289)
(13)	LME Copper Futures^	06/15/16	USD	(1,643,606)	(144,236)
(15)	LME Zinc Futures^	06/15/16	USD	(725,625)	(62,423)
(5)	E-mini Russell 2000	06/17/16	USD	(564,350)	(25,825)
(5)	E-mini S&P 500	06/17/16	USD	(514,775)	(19,935)
(6)	FTSE 100 Index^	06/17/16	GBP	(546,033)	186
(11)	10 Year Canadian Government Bond	06/21/16	CAD	(1,220,021)	18,812
(4)	Cotton No.2 Futures^	07/07/16	USD	(127,540)	(12,080)
(21)	Corn Futures^	07/14/16	USD	(411,338)	(30,093)
(12)	Hard Red Winter Wheat Futures^	07/14/16	USD	(287,100)	1,019
(22)	Wheat Futures^	07/14/16	USD	(537,350)	(10,282)
(7)	Coffee ‘C’ Futures^	07/19/16	USD	(318,938)	8,044
(3)	LME Aluminum Futures^	09/21/16	USD	(126,056)	(12,540)

					(141,388)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	23

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT APRIL 30, 2016		NET UNREALIZED APPRECIATION (DEPRECIATION)
35,924 49,823	CHF for AUD	Deutsche Bank AG	05/18/16	37,859	#	37,471	#	(388)
33,422 61,748	GBP for CAD	Royal Bank of Canada	05/18/16	49,213	#	48,836	#	(377)
327,981	AUD	Merrill Lynch International	05/18/16	246,922		249,223		2,301
6,062,000	AUD	Morgan Stanley^	06/17/16	4,536,140		4,600,330		64,190
350,635	BRL	Goldman Sachs International†	05/18/16	94,702		101,428		6,726
379,611	CAD	State Street Corp.	05/18/16	290,076		302,551		12,475
6,167,000	CAD	Morgan Stanley^	06/17/16	4,667,255		4,915,147		247,892
932,998	CHF	Morgan Stanley	06/15/16	956,441		974,453		18,012
3,848,000	CHF	Morgan Stanley^	06/17/16	4,004,864		4,019,366		14,502
60,257,247	CNH	Morgan Stanley†	07/29/16	9,130,396		9,252,626		122,230
362,946	CZK	State Street Corp.	05/18/16	15,315		15,371		56
200,162	EUR	Morgan Stanley	06/15/16	226,903		229,504		2,601
7,696,000	EUR	Morgan Stanley^	06/17/16	8,656,113		8,824,811		168,698
305,000	EUR	Morgan Stanley	06/30/16	344,283		349,896		5,613
890,261	GBP	Morgan Stanley	06/15/16	1,272,316		1,300,966		28,650
1,629,000	GBP	Morgan Stanley^	06/17/16	2,320,054		2,380,527		60,473
1,380,000	HKD	Morgan Stanley	06/30/16	178,051		177,999		(52)
53,452	ILS	Citibank, N.A.	05/18/16	14,149		14,308		159
6,528,577	INR	Deutsche Bank AG†	05/18/16	97,647		97,948		301
4,700,611	JPY	BNP Paribas	05/18/16	43,279		44,193		914
240,846,059	JPY	Morgan Stanley	06/15/16	2,132,042		2,266,259		134,217
601,404,000	JPY	Morgan Stanley^	06/17/16	5,397,444		5,659,373		261,929
8,008,000	MXN	Morgan Stanley^	06/17/16	450,417		463,326		12,909
59,795	MYR	BNP Paribas†	05/18/16	15,378		15,258		(120)
283,522	NZD	Standard Chartered Bank	05/18/16	192,093		197,804		5,711
3,678,000	NZD	Morgan Stanley^	06/17/16	2,495,406		2,561,808		66,402
53,212	PLN	Deutsche Bank AG	05/18/16	14,176		13,936		(240)
6,610,335	RUB	Credit Suisse International†	05/18/16	97,378		101,629		4,251
60,000	SGD	Morgan Stanley	06/30/16	44,835		44,557		(278)
278,058	TRY	Citibank, N.A.	05/18/16	96,170		98,970		2,800
458,854	TWD	BNP Paribas†	05/18/16	14,203		14,204		1
1,456,800	ZAR	Deutsche Bank AG	05/18/16	95,598		102,009		6,411
				48,227,118		49,476,087		1,248,969

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT APRIL 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,836,000	AUD	Morgan Stanley^	06/17/16	1,389,212	1,393,302	(4,090)
283,000	AUD	Morgan Stanley	06/30/16	214,695	214,641	54
47,016	BRL	Deutsche Bank AG†	05/18/16	13,089	13,600	(511)
15,789	CAD	Standard Chartered Bank	05/18/16	12,467	12,583	(116)
356,332	CAD	State Street Corp.	05/18/16	272,287	283,997	(11,710)
4,615,000	CAD	Morgan Stanley^	06/17/16	3,523,367	3,678,193	(154,826)
1,969,000	CAD	Morgan Stanley	06/30/16	1,545,653	1,569,313	(23,660)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

24	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT APRIL 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
14,092	CHF	Citibank, N.A.	05/18/16	14,653	14,699	(46)
266,272	CHF	Deutsche Bank AG	05/18/16	278,977	277,746	1,231
2,097,280	CHF	Morgan Stanley	06/15/16	2,138,549	2,190,465	(51,916)
5,679,000	CHF	Morgan Stanley^	06/17/16	5,818,164	5,931,911	(113,747)
96,995,319	CNH	Morgan Stanley†	07/29/16	14,687,280	14,893,830	(206,550)
2,336,178	CZK	Citibank, N.A.	05/18/16	98,391	98,941	(550)
47,964	EUR	Australia and New Zealand Banking Group Limited	05/18/16	54,132	54,945	(813)
128,698	EUR	Royal Bank of Canada	05/18/16	146,672	147,430	(758)
1,067,707	EUR	Morgan Stanley	06/15/16	1,188,059	1,224,226	(36,167)
5,271,000	EUR	Morgan Stanley^	06/17/16	5,930,347	6,044,126	(113,779)
2,143,000	EUR	Morgan Stanley	06/30/16	2,420,338	2,458,448	(38,110)
273,452	GBP	Citibank, N.A.	05/18/16	385,206	399,571	(14,365)
353,449	GBP	Morgan Stanley	06/15/16	508,919	516,506	(7,587)
4,303,000	GBP	Morgan Stanley^	06/17/16	6,156,836	6,288,158	(131,322)
495,000	GBP	Morgan Stanley	06/30/16	711,553	723,400	(11,847)
18,224,000	HKD	Morgan Stanley	06/30/16	2,350,233	2,350,617	(384)
368,331	ILS	Merrill Lynch International	05/18/16	97,381	98,596	(1,215)
940,975	INR	BNP Paribas†	05/18/16	14,076	14,117	(41)
174,000,000	JPY	Morgan Stanley	06/15/16	1,541,228	1,637,266	(96,038)
284,140,000	JPY	Morgan Stanley^	06/17/16	2,615,155	2,673,832	(58,677)
35,104,000	MXN	Morgan Stanley^	06/17/16	1,960,207	2,031,035	(70,828)
384,476	MYR	Citibank, N.A.†	05/18/16	98,508	98,105	403
957,119	NOK	Citibank, N.A.	05/18/16	115,474	118,862	(3,388)
37,990	NZD	State Street Corp.	05/18/16	25,938	26,504	(566)
2,693,000	NZD	Morgan Stanley^	06/17/16	1,813,420	1,875,735	(62,315)
368,577	PLN	Deutsche Bank AG	05/18/16	97,695	96,529	1,166
1,027,050	RUB	BNP Paribas†	05/18/16	15,261	15,790	(529)
114,935	SEK	State Street Corp.	05/18/16	14,097	14,320	(223)
1,503,000	SGD	Morgan Stanley	06/30/16	1,105,083	1,116,154	(11,071)
40,265	TRY	Royal Bank of Canada	05/18/16	14,113	14,331	(218)
3,181,081	TWD	Goldman Sachs International†	05/18/16	98,082	98,471	(389)
211,145	ZAR	Deutsche Bank AG	05/18/16	14,226	14,785	(559)
				59,499,023	60,725,080	(1,226,057)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at April 30, 2016 of the currency being sold, and the value at April 30, 2016 is the U.S. Dollar market value of the currency being purchased.

OPTIONS WRITTEN

Call Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE	PREMIUMS RECEIVED
Alibaba Group Holding Ltd., American Style	87.50	07/15/16	44	(3,322)	4,840
Alibaba Group Holding Ltd., American Style	90.00	07/15/16	193	(9,071)	19,195
Allergan plc, American Style	300.00	01/20/17	14	(3,745)	5,837
Applied DNA Sciences, Inc., American Style	5.00	06/17/16	250	(1,875)	23,305

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	25

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE	PREMIUMS RECEIVED
Baxalta, Inc., American Style	40.00	06/17/16	48	(18,720)	15,429
Campbell Soup Co., American Style	65.00	05/20/16	49	(1,715)	10,758
Del Taco Restaurants, Inc., American Style	10.00	06/17/16	85	(2,125)	11,067
Del Taco Restaurants, Inc., American Style	10.00	09/16/16	444	(25,308)	70,054
Direxion Daily FTSE China Bear 3x Shares, American Style	22.50	10/21/16	60	(31,500)	56,973
Direxion Daily FTSE China Bull 3x ETF, American Style	9.00	10/21/16	135	(76,950)	60,523
EMC Corp., American Style	28.00	07/15/16	679	(39,042)	18,929
Energy Transfer Equity LP, American Style	16.00	10/21/16	283	(31,130)	19,717
NCR Corp., American Style	34.00	10/21/16	236	(20,060)	29,205
NCR Corp., American Style	36.00	10/21/16	21	(1,155)	2,057
Yahoo!, Inc., American Style	42.00	06/17/16	566	(21,791)	29,474

				(287,509)

Put Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE	PREMIUMS RECEIVED
Allergan plc, American Style	200.00	01/20/17	14	(23,520)	21,377
Charter Communications, Inc., American Style	145.00	01/20/17	194	(71,780)	102,200
Del Taco Restaurants, Inc., American Style	10.00	09/16/16	27	(4,320)	2,417
Energy Transfer Equity LP, American Style	7.00	10/21/16	283	(14,858)	21,908
Health Care Select Sector SPDR Fund, American Style	62.00	09/16/16	137	(13,837)	14,363
Industrial Select Sector SPDR Fund, American Style	50.00	09/16/16	346	(28,891)	34,412
iShares Russell 2000 ETF, American Style	100.00	06/17/16	171	(7,866)	8,372
S&P 500 Index, European Style	1,900.00	06/17/16	11	(11,220)	9,438
S&P 500 Index, European Style	1,550.00	09/16/16	1	(815)	5,719
Starwood Hotels & Resorts Worldwide, Inc., American Style	80.00	05/20/16	66	(5,346)	5,871
Time Warner Cable, Inc., American Style	165.00	07/15/16	23	(5,750)	16,030
Yahoo!, Inc., American Style	25.00	10/21/16	428	(13,482)	13,675

				(201,685)

Centrally Cleared Credit Default Swaps — Buy Protection [1]

Credit Index:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF APRIL 30, 2016 [2]		NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
iTraxx Europe Crossover 24.1	5.000% Quaterly	12/20/20	3.365%	EUR	283,000	(24,018)	18,630

[1]

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2]

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swap on credit index are linked to the weighted average spread across the underlying reference obligations included in a particular index.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

26	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]

Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Total Return Swaps Outstanding at April 30, 2016

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	NOTIONAL VALUE	TERMINATION DATE	VALUE
Morgan Stanley Capital Services:
SABMiller plc (United Kingdom)	Total return on the position at termination	Federal funds floating rate at termination	687,090	10/31/16	(21,568)

Total Return Basket Swaps* Outstanding at April 30, 2016
COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE
Deutsche Bank AG	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	12/20/16	(123,556)
Deutsche Bank AG	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	05/08/17	(14,113)
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	04/19/18	11,687 **

			(125,982)

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details
**	This represents the value of the swap subsequent to reset.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	27

JPMorgan Multi-Manager Alternatives Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

AS OF APRIL 30, 2016 (Unaudited)

ADR	— American Depositary Receipt
AUD	— Australian Dollar
Brent	— Broom, Rannoch, Etieve, Ness, Tarbat
BRL	— Brazilian Real
CAC	— Continuous Assisted Quotation
CAD	— Canadian Dollar
CBOT	— Chicago Board of Trade
CHF	— Swiss Franc
CMO	— Collateralized Mortgage Obligation
CNH	— Chinese Renminbi
CZK	— Czech Republic Koruna
DAX	— Deutscher Aktien Index
DJIA	— Dow Jones Industrial Average
ETF	— Exchange-Traded Fund
ETN	— Exchange-Traded Note
EUR	— Euro
FTSE	— Financial Times and the London Stock Exchange
GBP	— British Pound
HKD	— Hong Kong Dollar
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of April 30, 2016. The rate may be subject to a cap and floor.

ILS	— Israeli Shekel
INR	— Indian Rupee
IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
LME	— London Metal Exchange
MSCI	— Morgan Stanley Capital International
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NASDAQ	— National Association of Securities Dealers Automated Quotation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RBOB	— Reformulated gasoline blendstock for oxygen blending
REIT	— Real Estate Investment Trust
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REMIC	— Real Estate Mortgage Investment Conduit

RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of April 30, 2016.
TOPIX	— Tokyo Stock Price Index
TRY	— Turkish Lira
TWD	— Taiwan Dollar
ULSD	— Ultra Low Sulfur Diesel
USD	— United States Dollar
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of April 30, 2016.
WTI	— West Texas Intermediate
ZAR	— South African Rand
(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(l)	— The rate shown is the current yield as of April 30, 2016.
(m)	— All or a portion of this security is pledged for holdings of short sales, futures, swaps, options and/or forward foreign currency exchange contracts.
(r)	— Rates shown are per annum and payments are as described.
@	— The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of April 30, 2016.
^	— Represents positions held by the Subsidiary.
^^	— A portion of the position is held by the Subsidiary.
†	— Non-deliverable forward. See note 2.C.(3). in the Notes to Consolidated Financial Statements.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

28	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2016 (Unaudited)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)

Long Positions

Common Stocks
Consumer Discretionary — 0.4%
Auto Components — 0.1%
Calsonic Kansei Corp. (Japan)	3,000	21,524	20,490	(1,034)
Cooper Tire & Rubber Co.	480	17,875	16,579	(1,296)
Cooper-Standard Holding, Inc. (a)	293	22,552	22,593	41
GKN plc (United Kingdom)	5,160	21,483	21,058	(425)
Goodyear Tire & Rubber Co. (The)	557	17,824	16,136	(1,688)
Lear Corp.	166	18,036	19,112	1,076
Linamar Corp. (Canada)	439	20,283	19,009	(1,274)
Magna International, Inc. (Canada)	432	18,313	18,145	(168)
Valeo S.A. (France)	136	20,024	21,572	1,548

	10,663	177,914	174,694	(3,220)

Automobiles — 0.0% (g)
Fuji Heavy Industries Ltd. (Japan)	600	20,781	19,701	(1,080)
Peugeot S.A. (France) (a)	1,248	19,464	20,113	649
Renault S.A. (France)	214	21,190	20,648	(542)
Thor Industries, Inc.	331	20,969	21,191	222

	2,393	82,404	81,653	(751)

Distributors — 0.0% (g)
Inchcape plc (United Kingdom)	1,781	18,312	17,666	(646)
Hotels, Restaurants & Leisure — 0.1%
Carnival Corp.	416	21,224	20,405	(819)
Carnival plc	330	18,001	16,460	(1,541)
Cracker Barrel Old Country Store, Inc.	141	21,257	20,644	(613)
Flight Centre Travel Group Ltd. (Australia)	552	17,664	16,436	(1,228)
Ladbrokes plc (United Kingdom)	12,930	21,966	22,184	218
McDonald’s Corp.	137	17,506	17,329	(177)
Star Entertainment Grp Ltd. (The) (Australia)	3,975	17,440	16,973	(467)
William Hill plc (United Kingdom)	4,478	21,642	20,502	(1,140)
Wyndham Worldwide Corp.	266	20,674	18,872	(1,802)

	23,225	177,374	169,805	(7,569)

Household Durables — 0.1%
Barratt Developments plc (United Kingdom)	2,778	20,692	21,633	941
Bellway plc (United Kingdom)	498	16,634	17,832	1,198
Berkeley Group Holdings plc (United Kingdom)	382	15,984	16,740	756
Bovis Homes Group plc (United Kingdom)	1,384	16,763	17,663	900
DR Horton, Inc.	697	21,865	20,952	(913)
Haseko Corp. (Japan)	2,100	20,841	18,989	(1,852)
Iida Group Holdings Co., Ltd. (Japan)	900	18,252	16,809	(1,443)
KB Home	1,476	21,712	20,029	(1,683)
Persimmon plc (United Kingdom)	600	16,403	17,452	1,049
Taylor Wimpey plc (United Kingdom)	6,669	16,842	17,990	1,148

	17,484	185,988	186,089	101

Leisure Products — 0.0% (g)
Heiwa Corp. (Japan)	800	17,897	16,805	(1,092)
Media — 0.0% (g)
Fairfax Media Ltd. (Australia)	31,226	18,637	18,769	132
Gannett Co., Inc.	1,130	17,571	19,040	1,469
Interpublic Group of Cos, Inc. (The)	919	21,670	21,082	(588)
Meredith Corp.	375	17,993	19,241	1,248
ProSiebenSat.1 Media SE (Germany)	385	20,050	19,668	(382)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	29

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)

Long Positions — continued

Common Stocks — continued
Media — continued
Publicis Groupe S.A. (France)	304	21,623	22,497	874
Scholastic Corp.	477	17,649	17,353	(296)
Sinclair Broadcast Group, Inc., Class A	551	17,621	17,671	50

	35,367	152,814	155,321	2,507

Multiline Retail — 0.0% (g)
Big Lots, Inc.	466	21,580	21,371	(209)
Dillard’s, Inc., Class A	248	17,715	17,472	(243)
Macy’s, Inc.	478	19,426	18,924	(502)
Marks & Spencer Group plc (United Kingdom)	2,792	18,051	17,319	(732)
Target Corp.	217	17,924	17,251	(673)

	4,201	94,696	92,337	(2,359)

Specialty Retail — 0.1%
Abercrombie & Fitch Co., Class A	668	19,045	17,856	(1,189)
American Eagle Outfitters, Inc.	1,339	21,263	19,161	(2,102)
Best Buy Co., Inc.	581	18,824	18,639	(185)
Children’s Place, Inc. (The)	253	20,597	19,711	(886)
DCM Holdings Co., Ltd. (Japan)	3,000	23,386	22,680	(706)
Express, Inc. (a)	985	19,247	17,907	(1,340)
Foot Locker, Inc.	282	17,315	17,326	11
GameStop Corp., Class A	588	18,692	19,287	595
Outerwall, Inc.	459	18,617	18,961	344
WH Smith plc (United Kingdom)	693	17,672	16,977	(695)

	8,848	194,658	188,505	(6,153)

Total Consumer Discretionary	104,762	1,102,057	1,082,875	(19,182)

Consumer Staples — 0.2%
Beverages — 0.0% (g)
Coca-Cola Enterprises, Inc.	333	17,872	17,476	(396)
Coca-Cola West Co., Ltd. (Japan)	800	21,303	21,685	382
Dr. Pepper Snapple Group, Inc.	226	19,985	20,546	561

	1,359	59,160	59,707	547

Food & Staples Retailing — 0.1%
Delhaize Group (Belgium)	104	11,069	10,929	(140)
George Weston Ltd. (Canada)	233	20,825	20,219	(606)
Jean Coutu Group PJC, Inc. (The) (Canada), Class A	1,068	17,599	16,241	(1,358)
Metcash Ltd. (Australia) (a)	13,935	17,798	18,552	754
Metro, Inc. (Canada)	537	18,268	17,971	(297)
SpartanNash Co.	696	19,683	19,279	(404)
Wal-Mart Stores, Inc.	257	17,748	17,186	(562)
Wm Morrison Supermarkets plc (United Kingdom)	6,153	17,506	17,217	(289)

	22,983	140,496	137,594	(2,902)

Food Products — 0.1%
Cal-Maine Foods, Inc.	338	17,556	17,157	(399)
Campbell Soup Co.	273	16,931	16,847	(84)
ConAgra Foods, Inc.	380	17,343	16,933	(410)
Dean Foods Co.	1,217	21,188	20,969	(219)
Ebro Foods S.A. (Spain)	955	20,695	21,669	974
Fresh Del Monte Produce, Inc.	458	19,291	19,813	522
Ingredion, Inc.	161	17,291	18,529	1,238
Morinaga & Co., Ltd. (Japan)	4,000	20,115	19,154	(961)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

30	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)

Long Positions — continued

Common Stocks — continued
Food Products — continued
Pinnacle Foods, Inc.	472	21,117	20,102	(1,015)
Sanderson Farms, Inc.	187	16,737	17,155	418
Tyson Foods, Inc., Class A	258	16,855	16,982	127

	8,699	205,119	205,310	191

Household Products — 0.0% (g)
Clorox Co. (The)	142	17,950	17,783	(167)
Energizer Holdings, Inc.	407	18,169	17,700	(469)

	549	36,119	35,483	(636)

Tobacco — 0.0% (g)
Imperial Brands plc (United Kingdom)	347	18,969	18,868	(101)
Universal Corp.	328	17,538	17,892	354

	675	36,507	36,760	253

Total Consumer Staples	34,265	477,401	474,854	(2,547)

Energy — 0.2%
Energy Equipment & Services — 0.0% (g)
Baker Hughes, Inc.	415	18,177	20,070	1,893
Hunting plc (United Kingdom)	3,977	20,270	21,376	1,106
John Wood Group plc (United Kingdom)	2,094	19,062	19,156	94
Noble Corp. plc (United Kingdom)	2,197	22,673	24,672	1,999
Petrofac Ltd. (United Kingdom)	1,564	19,575	19,377	(198)
Rowan Cos. plc, Class A (a)	1,310	20,266	24,641	4,375
WorleyParsons Ltd. (Australia) (a)	5,339	25,573	28,058	2,485

	16,896	145,596	157,350	11,754

Oil, Gas & Consumable Fuels — 0.2%
Alon USA Energy, Inc.	1,731	17,483	18,176	693
BP plc (United Kingdom)	3,749	19,510	20,655	1,145
Cameco Corp. (Canada)	1,449	18,470	18,131	(339)
Chevron Corp.	221	21,488	22,582	1,094
CVR Energy, Inc.	840	20,496	20,395	(101)
Enbridge Income Fund Holdings, Inc. (Canada)	926	21,297	21,395	98
Eni S.p.A. (Italy)	1,415	21,955	23,117	1,162
Exxon Mobil Corp.	210	17,844	18,564	720
Galp Energia SGPS S.A. (Portugal)	1,450	19,887	19,922	35
HollyFrontier Corp.	581	19,806	20,684	878
Koninklijke Vopak N.V. (Netherlands)	423	21,074	22,998	1,924
Marathon Petroleum Corp.	452	17,131	17,664	533
Neste Oil OYJ (Finland)	517	17,314	16,567	(747)
Nordic American Tankers Ltd. (Norway)	1,402	20,203	21,605	1,402
OMV AG (Austria)	738	21,161	22,206	1,045
PBF Energy, Inc., Class A	635	20,472	20,434	(38)
Phillips 66	204	17,309	16,750	(559)
Ship Finance International Ltd. (Norway)	1,268	17,917	19,236	1,319
Tesoro Corp.	245	19,838	19,524	(314)
TOTAL S.A. (France)	404	19,694	20,418	724
Valero Energy Corp.	329	19,572	19,368	(204)
Veresen, Inc. (Canada)	3,128	21,263	22,637	1,374
Western Refining, Inc.	725	19,191	19,401	210
World Fuel Services Corp.	434	21,288	20,281	(1,007)

	23,476	471,663	482,710	11,047

Total Energy	40,372	617,259	640,060	22,801

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	31

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)

Long Positions — continued

Common Stocks — continued
Financials — 0.3%
Banks — 0.1%
Bank of Montreal (Canada)	290	18,770	18,893	123
Bank of Queensland Ltd. (Australia)	2,224	19,064	18,912	(152)
Canadian Imperial Bank of Commerce (Canada)	236	18,531	19,061	530
Erste Group Bank AG (Austria) (a)	754	22,073	21,705	(368)
Fulton Financial Corp.	1,576	21,828	22,048	220
Hiroshima Bank Ltd. (The) (Japan)	5,000	19,575	18,102	(1,473)
National Bank of Canada (Canada)	646	22,873	23,086	213
Resona Holdings, Inc. (Japan)	5,000	19,089	17,676	(1,413)
Toronto-Dominion Bank (The) (Canada)	489	21,645	21,767	122
Virgin Money Holdings UK plc (United Kingdom)	3,915	19,299	20,932	1,633

	20,130	202,747	202,182	(565)

Capital Markets — 0.0% (g)
3i Group plc (United Kingdom)	2,893	20,289	20,066	(223)
Jafco Co., Ltd. (Japan)	700	22,942	19,366	(3,576)
Mediobanca S.p.A. (Italy)	2,428	18,297	20,000	1,703

	6,021	61,528	59,432	(2,096)

Diversified Financial Services — 0.0% (g)
Groupe Bruxelles Lambert S.A. (Belgium)	257	22,602	22,738	136
Insurance — 0.2%
Aegon N.V. (Netherlands)	3,886	22,826	22,342	(484)
Aflac, Inc.	334	22,338	23,036	698
Allianz SE (Germany)	110	18,589	18,714	125
American Financial Group, Inc.	300	20,769	20,733	(36)
American National Insurance Co.	183	20,994	21,250	256
Argo Group International Holdings Ltd. (Bermuda)	313	17,547	17,206	(341)
Aspen Insurance Holdings Ltd. (Bermuda)	442	20,902	20,487	(415)
Assured Guaranty Ltd. (Bermuda)	823	21,069	21,291	222
Aviva plc (United Kingdom)	3,244	20,891	20,552	(339)
AXA S.A. (France)	767	19,455	19,366	(89)
Axis Capital Holdings Ltd. (Bermuda)	321	17,809	17,100	(709)
Baloise Holding AG (Switzerland)	159	20,300	19,709	(591)
Everest Re Group Ltd. (Bermuda)	89	17,594	16,456	(1,138)
First American Financial Corp.	490	17,865	17,650	(215)
Hannover Rueck SE (Germany)	174	20,860	19,892	(968)
Hanover Insurance Group, Inc. (The)	197	17,486	16,895	(591)
Hartford Financial Services Group, Inc. (The)	442	20,297	19,616	(681)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	109	22,576	20,264	(2,312)
NN Group N.V. (Netherlands)	531	18,194	18,432	238
Old Republic International Corp.	965	17,631	17,843	212
Power Corp. of Canada (Canada)	928	22,308	22,551	243
Reinsurance Group of America, Inc.	186	18,105	17,711	(394)
SCOR SE (France)	512	19,058	17,442	(1,616)
Selective Insurance Group, Inc.	493	17,230	17,112	(118)
Sun Life Financial, Inc. (Canada)	595	20,121	20,296	175
Swiss Life Holding AG (Switzerland) (a)	80	21,576	20,233	(1,343)
Swiss Re AG (Switzerland)	215	20,823	19,109	(1,714)
Talanx AG (Germany)	519	17,882	17,272	(610)
Universal Insurance Holdings, Inc.	1,046	17,636	18,420	784
Validus Holdings Ltd. (Bermuda)	411	18,972	18,943	(29)

	18,864	589,703	577,923	(11,780)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

32	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)

Long Positions — continued

Common Stocks — continued
Thrifts & Mortgage Finance — 0.0% (g)
Aareal Bank AG (Germany)	519	18,070	18,476	406

Total Financials	45,791	894,650	880,751	(13,899)

Health Care — 0.2%
Health Care Equipment & Supplies — 0.0% (g)
CR Bard, Inc.	104	21,506	22,066	560
Hill-Rom Holdings, Inc.	331	17,785	16,004	(1,781)
ResMed, Inc.	330	19,845	18,414	(1,431)
Teleflex, Inc.	125	19,803	19,472	(331)

	890	78,939	75,956	(2,983)

Health Care Providers & Services — 0.1%
Aetna, Inc.	158	17,350	17,739	389
Amsurg Corp. (a)	257	20,282	20,812	530
Cardinal Health, Inc.	210	17,692	16,477	(1,215)
Chemed Corp.	155	21,345	20,116	(1,229)
Express Scripts Holding Co. (a)	247	17,532	18,211	679
Humana, Inc.	101	17,157	17,884	727
Magellan Health, Inc. (a)	310	21,839	21,843	4
Medipal Holdings Corp. (Japan)	1,100	18,783	17,403	(1,380)
Molina Healthcare, Inc. (a)	278	17,019	14,389	(2,630)
Owens & Minor, Inc.	522	21,345	18,996	(2,349)
Patterson Cos., Inc.	389	17,412	16,863	(549)
Quest Diagnostics, Inc.	295	21,963	22,175	212
RHOEN-KLINIKUM AG (Germany)	546	17,500	16,987	(513)
Suzuken Co., Ltd. (Japan)	600	21,991	20,561	(1,430)
UnitedHealth Group, Inc.	137	17,444	18,040	596
Universal Health Services, Inc., Class B	141	17,679	18,849	1,170

	5,446	304,333	297,345	(6,988)

Health Care Technology — 0.0% (g)
Quality Systems, Inc.	1,203	17,407	16,938	(469)
Life Sciences Tools & Services — 0.0% (g)
Lonza Group AG (Switzerland) (a)	123	20,997	20,515	(482)
PRA Health Sciences, Inc. (a)	390	19,363	18,505	(858)
Thermo Fisher Scientific, Inc.	136	19,882	19,618	(264)

	649	60,242	58,638	(1,604)

Pharmaceuticals — 0.1%
Johnson & Johnson	195	21,485	21,856	371
Kaken Pharmaceutical Co., Ltd. (Japan)	300	19,605	16,390	(3,215)
Mitsubishi Tanabe Pharma Corp. (Japan)	1,100	20,406	19,585	(821)
Roche Holding AG (Switzerland)	80	20,789	20,509	(280)
Sanofi (France)	206	18,265	16,980	(1,285)
STADA Arzneimittel AG (Germany)	425	18,023	18,070	47

	2,306	118,573	113,390	(5,183)

Total Health Care	10,494	579,494	562,267	(17,227)

Industrials — 0.3%
Aerospace & Defense — 0.0% (g)
Huntington Ingalls Industries, Inc.	125	17,871	18,096	225
QinetiQ Group plc (United Kingdom)	6,828	22,349	22,362	13

	6,953	40,220	40,458	238

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	33

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)

Long Positions — continued

Common Stocks — continued
Air Freight & Logistics — 0.0% (g)
Royal Mail plc (United Kingdom)	2,946	21,048	20,983	(65)
Airlines — 0.1%
Alaska Air Group, Inc.	262	21,583	18,453	(3,130)
Delta Air Lines, Inc.	377	17,907	15,710	(2,197)
Deutsche Lufthansa AG (Germany)	1,320	21,455	20,552	(903)
easyJet plc (United Kingdom)	899	19,012	19,376	364
Hawaiian Holdings, Inc. (a)	447	22,426	18,805	(3,621)
JetBlue Airways Corp. (a)	814	16,956	16,109	(847)
SkyWest, Inc.	1,055	21,754	24,792	3,038
Southwest Airlines Co.	396	18,628	17,666	(962)
Virgin America, Inc. (a)	222	12,321	12,363	42

	5,792	172,042	163,826	(8,216)

Building Products — 0.0% (g)
Owens Corning	357	18,075	16,447	(1,628)
Commercial Services & Supplies — 0.0% (g)
ABM Industries, Inc.	653	21,334	21,007	(327)
Brady Corp., Class A	644	17,646	17,059	(587)
Deluxe Corp.	355	21,918	22,287	369
Herman Miller, Inc.	580	17,910	17,499	(411)
KAR Auction Services, Inc.	550	21,208	20,680	(528)
RR Donnelley & Sons Co.	1,286	22,132	22,376	244
Tetra Tech, Inc.	689	20,642	20,257	(385)

	4,757	142,790	141,165	(1,625)

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios S.A. (Spain)	710	22,400	23,548	1,148
Boskalis Westminster N.V. (Netherlands)	441	18,367	18,391	24
Carillion plc (United Kingdom)	5,204	21,803	22,399	596
CIMIC Group Ltd. (Australia)	777	21,249	21,015	(234)
Comfort Systems USA, Inc.	664	21,786	19,581	(2,205)
Eiffage S.A. (France)	228	17,917	18,138	221
EMCOR Group, Inc.	414	20,062	20,071	9
Kinden Corp. (Japan)	1,600	20,597	18,792	(1,805)
MasTec, Inc. (a)	1,042	21,955	23,612	1,657
Nippo Corp. (Japan)	1,000	17,117	16,581	(536)
Vinci S.A. (France)	236	17,822	17,626	(196)

	12,316	221,075	219,754	(1,321)

Electrical Equipment — 0.0% (g)
AZZ, Inc.	372	21,241	20,430	(811)
Fuji Electric Co., Ltd. (Japan)	6,000	22,406	25,532	3,126
Mitsubishi Electric Corp. (Japan)	2,000	23,480	21,255	(2,225)
OSRAM Licht AG (Germany)	421	22,406	21,984	(422)

	8,793	89,533	89,201	(332)

Machinery — 0.1%
American Railcar Industries, Inc.	501	22,194	20,546	(1,648)
Barnes Group, Inc.	572	21,244	18,584	(2,660)
Briggs & Stratton Corp.	766	17,404	16,216	(1,188)
Kennametal, Inc.	937	22,188	21,907	(281)
KION Group AG (Germany)	308	18,029	16,819	(1,210)
OKUMA Corp. (Japan)	3,000	24,775	23,405	(1,370)
Sumitomo Heavy Industries Ltd. (Japan)	4,000	17,617	16,811	(806)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

34	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)

Long Positions — continued

Common Stocks — continued
Machinery — continued
Takeuchi Manufacturing Co., Ltd. (Japan)	1,700	26,966	25,357	(1,609)
Wabash National Corp. (a)	1,645	21,106	23,441	2,335

	13,429	191,523	183,086	(8,437)

Marine — 0.0% (g)
Matson, Inc.	544	20,699	21,151	452
Professional Services — 0.0% (g)
Adecco S.A. (Switzerland) (a)	322	21,557	20,786	(771)
Korn/Ferry International	613	18,549	16,637	(1,912)
ManpowerGroup, Inc.	219	18,170	16,870	(1,300)
Randstad Holding N.V. (Netherlands)	329	18,167	17,679	(488)
USG People N.V. (Netherlands) (a)	1,312	26,140	26,190	50

	2,795	102,583	98,162	(4,421)

Road & Rail — 0.0% (g)
Sankyu, Inc. (Japan)	4,000	18,311	18,591	280
Trading Companies & Distributors — 0.0% (g)
ITOCHU Corp. (Japan)	1,400	18,687	17,792	(895)
Transportation Infrastructure — 0.0% (g)
Aena S.A. (Spain) (a)	163	22,507	23,285	778

Total Industrials	64,245	1,079,093	1,053,901	(25,192)

Information Technology — 0.3%
Communications Equipment — 0.0% (g)
Cisco Systems, Inc.	630	17,577	17,319	(258)
Harris Corp.	237	18,341	18,962	621
InterDigital, Inc.	379	21,626	21,596	(30)
Juniper Networks, Inc.	697	16,477	16,310	(167)
NETGEAR, Inc. (a)	443	17,246	18,783	1,537
Plantronics, Inc.	458	17,441	17,610	169

	2,844	108,708	110,580	1,872

Electronic Equipment, Instruments & Components — 0.0% (g)
Corning, Inc.	954	19,958	17,811	(2,147)
Jabil Circuit, Inc.	1,172	20,955	20,346	(609)
Methode Electronics, Inc.	728	20,908	21,644	736
QLogic Corp. (a)	1,569	20,946	20,538	(408)
Sanmina Corp. (a)	786	17,434	18,589	1,155
SYNNEX Corp.	196	16,864	16,184	(680)
Tech Data Corp. (a)	239	17,153	16,417	(736)
Vishay Intertechnology, Inc.	1,727	20,966	21,000	34

	7,371	155,184	152,529	(2,655)

Internet Software & Services — 0.0% (g)
Alphabet, Inc., Class A (a)	23	17,940	16,281	(1,659)
j2 Global, Inc.	261	16,266	16,579	313
Match Group, Inc. (a)	1,906	21,614	21,728	114

	2,190	55,820	54,588	(1,232)

IT Services — 0.1%
Amdocs Ltd.	324	19,019	18,319	(700)
Atos SE (France)	214	18,412	19,047	635
Broadridge Financial Solutions, Inc.	324	19,307	19,388	81
CACI International, Inc., Class A (a)	166	17,621	15,961	(1,660)
Capgemini S.A. (France)	226	20,784	21,096	312

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	35

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)

Long Positions — continued

Common Stocks — continued
IT Services — continued
CGI Group, Inc. (Canada), Class A (a)	442	22,276	20,192	(2,084)
Computer Sciences Corp.	523	17,484	17,327	(157)
Convergys Corp.	656	18,086	17,384	(702)
CSG Systems International, Inc.	384	17,395	17,042	(353)
Leidos Holdings, Inc.	341	17,705	16,917	(788)
NeuStar, Inc., Class A (a)	722	18,064	16,960	(1,104)
Nihon Unisys Ltd. (Japan)	1,700	23,183	20,818	(2,365)
Science Applications International Corp.	331	17,516	17,573	57
Sykes Enterprises, Inc. (a)	577	16,814	16,820	6
Total System Services, Inc.	360	17,881	18,410	529
Western Union Co. (The)	1,106	22,109	22,120	11

	8,396	303,656	295,374	(8,282)

Semiconductors & Semiconductor Equipment — 0.1%
Advanced Energy Industries, Inc. (a)	500	17,630	16,175	(1,455)
BE Semiconductor Industries N.V. (Netherlands)	774	22,009	23,315	1,306
Integrated Device Technology, Inc. (a)	1,031	21,228	19,878	(1,350)
Intel Corp.	517	16,265	15,655	(610)
MaxLinear, Inc., Class A (a)	1,140	20,041	19,095	(946)
Mellanox Technologies Ltd. (Israel) (a)	388	20,882	16,781	(4,101)
MKS Instruments, Inc.	560	21,454	20,082	(1,372)
NVIDIA Corp.	592	21,981	21,034	(947)
Teradyne, Inc.	977	20,234	18,475	(1,759)
Tessera Technologies, Inc.	680	20,278	19,529	(749)
Ulvac, Inc. (Japan)	600	20,661	18,397	(2,264)
Xilinx, Inc.	376	17,300	16,198	(1,102)

	8,135	239,963	224,614	(15,349)

Software — 0.1%
Activision Blizzard, Inc.	512	17,700	17,649	(51)
Citrix Systems, Inc. (a)	222	17,882	18,168	286
Konami Holdings Corp. (Japan)	600	20,967	18,918	(2,049)
Mentor Graphics Corp.	1,037	21,207	20,698	(509)
Micro Focus International plc (United Kingdom)	772	17,777	17,268	(509)
Nexon Co., Ltd. (Japan)	1,300	21,608	19,520	(2,088)
Nuance Communications, Inc. (a)	915	17,385	15,720	(1,665)
Open Text Corp. (Canada)	371	20,508	20,772	264
Oracle Corp.	433	17,762	17,259	(503)
Software AG (Germany)	543	20,824	20,787	(37)
Synopsys, Inc. (a)	361	17,465	17,155	(310)

	7,066	211,085	203,914	(7,171)

Technology Hardware, Storage & Peripherals — 0.0% (g)
Apple, Inc.	160	17,576	14,998	(2,578)
FUJIFILM Holdings Corp. (Japan)	500	20,148	20,524	376

	660	37,724	35,522	(2,202)

Total Information Technology	36,662	1,112,140	1,077,121	(35,019)

Materials — 0.2%
Chemicals — 0.1%
Cabot Corp.	436	20,941	21,272	331
Celanese Corp., Class A	262	18,159	18,523	364
Daicel Corp. (Japan)	1,400	18,783	17,489	(1,294)
Dow Chemical Co. (The)	343	17,963	18,045	82

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

36	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)

Long Positions — continued

Common Stocks — continued
Chemicals — continued
Incitec Pivot Ltd. (Australia)	8,004	18,361	19,451	1,090
LyondellBasell Industries N.V., Class A	204	17,983	16,865	(1,118)
Mitsubishi Gas Chemical Co., Inc. (Japan)	4,000	23,244	21,935	(1,309)
Sumitomo Chemical Co., Ltd. (Japan)	5,000	23,479	22,599	(880)
Tosoh Corp. (Japan)	5,000	23,352	22,854	(498)
Trinseo S.A. (a)	573	23,407	24,519	1,112
Ube Industries Ltd. (Japan)	10,000	19,838	18,993	(845)

	35,222	225,510	222,545	(2,965)

Construction Materials — 0.0% (g)
CSR Ltd. (Australia)	8,445	21,985	21,804	(181)
Sumitomo Osaka Cement Co., Ltd. (Japan)	5,000	22,691	21,557	(1,134)
Taiheiyo Cement Corp. (Japan)	9,000	24,877	23,814	(1,063)

	22,445	69,553	67,175	(2,378)

Containers & Packaging — 0.0% (g)
Avery Dennison Corp.	242	17,567	17,572	5
Bemis Co., Inc.	373	19,988	18,717	(1,271)
DS Smith plc (United Kingdom)	3,192	18,737	17,803	(934)

	3,807	56,292	54,092	(2,200)

Metals & Mining — 0.1%
Aurubis AG (Germany)	459	23,278	24,945	1,667
BlueScope Steel Ltd. (Australia)	4,551	23,008	22,219	(789)
Centamin plc (Jersey)	12,492	18,565	22,091	3,526
Commercial Metals Co.	1,041	18,707	18,655	(52)
Kaiser Aluminum Corp.	249	21,534	23,613	2,079
Northern Star Resources Ltd. (Australia)	6,269	17,067	18,646	1,579
OZ Minerals Ltd. (Australia)	5,424	21,986	24,080	2,094
Reliance Steel & Aluminum Co.	305	22,262	22,561	299
Steel Dynamics, Inc.	815	20,067	20,546	479
Worthington Industries, Inc.	592	22,117	22,348	231

	32,197	208,591	219,704	11,113

Paper & Forest Products — 0.0% (g)
Domtar Corp.	438	18,203	16,925	(1,278)
Hokuetsu Kishu Paper Co., Ltd. (Japan)	2,900	18,970	18,338	(632)
Schweitzer-Mauduit International, Inc.	670	21,956	23,041	1,085
Stora Enso OYJ (Finland), Class R	2,020	18,083	17,661	(422)
UPM-Kymmene OYJ (Finland)	1,065	18,561	20,386	1,825

	7,093	95,773	96,351	578

Total Materials	100,764	655,719	659,867	4,148

Telecommunication Services — 0.1%
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	508	19,699	19,721	22
Atlantic Tele-Network, Inc.	280	20,300	20,135	(165)
BCE, Inc. (Canada)	463	22,038	21,713	(325)
CenturyLink, Inc.	660	21,292	20,427	(865)
Koninklijke KPN N.V. (Netherlands)	5,115	20,398	20,100	(298)
TELUS Corp. (Canada)	291	9,361	9,226	(135)
Verizon Communications, Inc.	333	17,100	16,963	(137)
Vonage Holdings Corp. (a)	4,275	19,976	19,964	(12)

	11,925	150,164	148,249	(1,915)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	37

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)

Long Positions — continued

Common Stocks — continued
Wireless Telecommunication Services — 0.0% (g)
Freenet AG (Germany)	632	18,931	19,346	415
KDDI Corp. (Japan)	700	20,841	20,164	(677)

	1,332	39,772	39,510	(262)

Total Telecommunication Services	13,257	189,936	187,759	(2,177)

Utilities — 0.1%
Electric Utilities — 0.1%
Acciona S.A. (Spain)	262	20,212	21,026	814
American Electric Power Co., Inc.	320	21,136	20,320	(816)
EDP — Energias de Portugal S.A. (Portugal)	5,617	18,989	19,969	980
Emera, Inc. (Canada)	577	21,850	20,910	(940)
Entergy Corp.	226	17,203	16,991	(212)
FirstEnergy Corp.	586	20,897	19,098	(1,799)
Iberdrola S.A. (Spain)	2,638	17,982	18,779	797
Pinnacle West Capital Corp.	291	21,633	21,141	(492)
Terna Rete Elettrica Nazionale S.p.A. (Italy)	3,724	21,418	21,034	(384)

	14,241	181,320	179,268	(2,052)

Gas Utilities — 0.0% (g)
AGL Resources, Inc.	199	13,011	13,106	95
ONE Gas, Inc.	345	20,621	20,172	(449)
Snam S.p.A. (Italy)	3,386	20,988	20,707	(281)

	3,930	54,620	53,985	(635)

Independent Power & Renewable Electricity Producers — 0.0% (g)
Capital Power Corp. (Canada)	1,425	20,203	20,182	(21)
Multi-Utilities — 0.0% (g)
AGL Energy Ltd. (Australia)	1,390	19,300	19,253	(47)
CenterPoint Energy, Inc.	1,008	21,158	21,622	464
Consolidated Edison, Inc.	284	21,541	21,186	(355)
National Grid plc (United Kingdom)	1,243	18,159	17,736	(423)

	3,925	80,158	79,797	(361)

Total Utilities	23,521	336,301	333,232	(3,069)

Total Long Positions of Total Return Basket Swap	474,133	7,044,050	6,952,687	(91,363)

Short Positions

Common Stocks
Consumer Discretionary — 0.3%
Auto Components — 0.0% (g)
NGK Spark Plug Co., Ltd. (Japan)	900	18,427	17,949	478
Diversified Consumer Services — 0.0% (g)
2U, Inc. (a)	786	19,666	22,032	(2,366)
Hotels, Restaurants & Leisure — 0.1%
Accor S.A. (France)	366	15,942	16,208	(266)
Belmond Ltd. (United Kingdom), Class A (a)	1,799	16,965	16,479	486
Buffalo Wild Wings, Inc. (a)	104	15,325	13,901	1,424
Chipotle Mexican Grill, Inc. (a)	33	15,487	13,892	1,595
ClubCorp Holdings, Inc.	1,144	14,609	15,272	(663)
Crown Resorts Ltd. (Australia)	1,668	14,852	14,885	(33)
Fiesta Restaurant Group, Inc. (a)	440	15,708	14,128	1,580
Merlin Entertainments plc (United Kingdom)	2,678	17,922	16,916	1,006
NH Hotel Group S.A. (Spain) (a)	3,869	18,407	18,674	(267)
Resorttrust, Inc. (Japan)	700	15,661	14,473	1,188

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

38	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)

Short Positions — continued

Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Scientific Games Corp., Class A (a)	1,993	20,109	19,771	338
Tabcorp Holdings Ltd. (Australia)	4,392	14,996	14,732	264
Whitbread plc (United Kingdom)	282	15,424	15,984	(560)
Wynn Resorts Ltd.	150	14,651	13,245	1,406

	19,618	226,058	218,560	7,498

Household Durables — 0.0% (g)
Newell Brands, Inc.	401	17,776	18,261	(485)
Internet & Catalog Retail — 0.0% (g)
Rakuten, Inc. (Japan)	1,400	16,777	15,220	1,557
TripAdvisor, Inc. (a)	241	15,183	15,566	(383)
Yoox Net-A-Porter Group (Italy) (a)	521	15,877	15,287	590

	2,162	47,837	46,073	1,764

Media — 0.1%
Altice N.V. (Netherlands), Class A (a)	1,004	16,425	15,220	1,205
Atresmedia Corp de Medios de Comunicacion S.A. (Spain)	1,355	16,137	17,696	(1,559)
Axel Springer SE (Germany)	264	14,953	14,762	191
Charter Communications, Inc., Class A (a)	53	10,762	11,249	(487)
EW Scripps Co. (The), Class A (a)	1,139	17,165	17,290	(125)
Liberty Broadband Corp., Class C (a)	306	17,543	17,518	25
Lions Gate Entertainment Corp.	813	16,423	18,049	(1,626)
Live Nation Entertainment, Inc. (a)	850	18,836	18,258	578
Madison Square Garden Co. (The), Class A (a)	95	15,323	14,913	410
Mediaset S.p.A. (Italy)	4,276	19,024	19,317	(293)
Numericable-SFR S.A. (France)	426	14,240	13,958	282
Societe Television Francaise 1 (France)	1,380	18,104	16,622	1,482
Telenet Group Holding N.V. (Belgium) (a)	336	17,365	16,727	638

	12,297	212,300	211,579	721

Multiline Retail — 0.0% (g)
Next plc (United Kingdom)	230	18,298	17,118	1,180
Ollie’s Bargain Outlet Holdings, Inc. (a)	621	16,562	16,425	137
Ryohin Keikaku Co., Ltd. (Japan)	100	23,873	22,276	1,597
Takashimaya Co., Ltd. (Japan)	2,000	15,614	14,602	1,012

	2,951	74,347	70,421	3,926

Specialty Retail — 0.0% (g)
Burlington Stores, Inc. (a)	276	16,046	15,724	322
CST Brands, Inc.	463	17,830	17,488	342
Dufry AG (Switzerland) (a)	154	20,004	20,300	(296)
Fast Retailing Co., Ltd. (Japan)	100	27,858	26,330	1,528
Five Below, Inc. (a)	389	15,494	16,221	(727)
Restoration Hardware Holdings, Inc. (a)	413	18,168	17,870	298

	1,795	115,400	113,933	1,467

Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp. (Japan)	1,000	19,741	19,805	(64)
Cie Financiere Richemont S.A. (Switzerland)	299	20,145	19,938	207
Columbia Sportswear Co.	258	15,630	15,111	519
Crocs, Inc. (a)	1,661	16,045	13,869	2,176
Gildan Activewear, Inc. (Canada)	583	18,212	18,108	104
Hanesbrands, Inc.	626	17,409	18,173	(764)
Hugo Boss AG (Germany)	257	17,462	16,401	1,061

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	39

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)

Short Positions — continued

Common Stocks — continued
Textiles, Apparel & Luxury Goods — continued
Kate Spade & Co. (a)	696	17,052	17,908	(856)
lululemon athletica, Inc. (Canada) (a)	262	16,978	17,174	(196)
Luxottica Group S.p.A. (Italy)	323	17,929	17,626	303
Salvatore Ferragamo S.p.A. (Italy)	622	15,125	14,417	708
Under Armour, Inc., Class A (a)	345	14,863	15,159	(296)

	6,932	206,591	203,689	2,902

Total Consumer Discretionary	47,842	938,402	922,497	15,905

Consumer Staples — 0.1%
Beverages — 0.0% (g)
Anheuser-Busch InBev N.V. (Belgium)	143	18,353	17,740	613
Boston Beer Co., Inc. (The), Class A (a)	85	15,284	13,267	2,017
Brown-Forman Corp., Class B	180	17,210	17,337	(127)

	408	50,847	48,344	2,503

Food & Staples Retailing — 0.0% (g)
Cosmos Pharmaceutical Corp. (Japan)	100	17,960	17,120	840
Costco Wholesale Corp.	100	15,317	14,813	504
PriceSmart, Inc.	212	18,015	18,347	(332)
Sprouts Farmers Market, Inc. (a)	519	14,636	14,568	68
Tesco plc (United Kingdom) (a)	6,589	17,292	16,565	727
United Natural Foods, Inc. (a)	403	14,363	14,375	(12)

	7,923	97,583	95,788	1,795

Food Products — 0.1%
Associated British Foods plc (United Kingdom)	382	18,715	17,137	1,578
Barry Callebaut AG (Switzerland) (a)	13	15,294	15,294	–
House Foods Group, Inc. (Japan)	1,000	19,553	19,188	365
Kagome Co., Ltd. (Japan)	700	15,012	14,945	67
Kerry Group plc (Ireland), Class A	162	15,070	14,446	624
Kewpie Corp. (Japan)	600	16,094	15,662	432
WhiteWave Foods Co. (The) (a)	385	15,369	15,481	(112)
Yakult Honsha Co., Ltd. (Japan)	400	19,680	19,828	(148)

	3,642	134,787	131,981	2,806

Household Products — 0.0% (g)
B&M European Value Retail S.A. (United Kingdom)	4,767	19,194	19,345	(151)
Pigeon Corp. (Japan)	700	19,283	18,386	897
Unicharm Corp. (Japan)	700	16,739	14,470	2,269

	6,167	55,216	52,201	3,015

Personal Products — 0.0% (g)
Beiersdorf AG (Germany)	193	17,437	17,330	107
Edgewell Personal Care Co.	186	15,514	15,265	249

	379	32,951	32,595	356

Total Consumer Staples	18,519	371,384	360,909	10,475

Energy — 0.1%
Energy Equipment & Services — 0.0% (g)
Weatherford International plc (Switzerland) (a)	2,491	18,957	20,252	(1,295)
Oil, Gas & Consumable Fuels — 0.1%
Anadarko Petroleum Corp.	316	15,456	16,672	(1,216)
Cabot Oil & Gas Corp.	651	14,992	15,233	(241)
Cheniere Energy, Inc. (a)	509	18,899	19,790	(891)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

40	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)

Short Positions — continued

Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Cobalt International Energy, Inc. (a)	4,735	14,252	15,294	(1,042)
Concho Resources, Inc. (a)	143	14,965	16,612	(1,647)
Continental Resources, Inc. (a)	585	19,720	21,797	(2,077)
EQT Corp.	264	17,522	18,506	(984)
Gulfport Energy Corp. (a)	542	15,517	16,965	(1,448)
Matador Resources Co. (a)	752	15,890	16,206	(316)
MEG Energy Corp. (Canada) (a)	3,527	18,849	18,693	156
Memorial Resource Development Corp. (a)	1,365	17,431	17,854	(423)
Oil Search Ltd. (Australia)	3,544	17,484	18,789	(1,305)
Parsley Energy, Inc., Class A (a)	786	17,237	18,408	(1,171)
Range Resources Corp.	548	20,386	24,172	(3,786)
Rice Energy, Inc. (a)	1,006	15,824	17,414	(1,590)
RSP Permian, Inc. (a)	611	18,257	18,703	(446)
Seven Generations Energy Ltd. (Canada), Class A (a)	1,182	19,840	20,820	(980)
SM Energy Co.	759	19,339	23,651	(4,312)
Synergy Resources Corp. (a)	1,821	13,002	13,148	(146)
Tourmaline Oil Corp. (Canada) (a)	770	16,196	17,760	(1,564)
Tullow Oil plc (United Kingdom) (a)	5,510	17,201	22,642	(5,441)
WPX Energy, Inc. (a)	2,540	19,101	24,537	(5,436)

	32,466	377,360	413,666	(36,306)

Total Energy	34,957	396,317	433,918	(37,601)

Financials — 0.2%
Banks — 0.0% (g)
Banco Comercial Portugues S.A. (Portugal), Class R (a)	410,364	17,592	18,232	(640)
KBC Groep N.V. (Belgium) (a)	341	18,773	19,185	(412)
Liberbank S.A. (Spain) (a)	12,663	15,955	15,255	700
Royal Bank of Scotland Group plc (United Kingdom) (a)	4,794	16,482	16,129	353
Standard Chartered plc (United Kingdom)	2,635	20,070	21,298	(1,228)

	430,797	88,872	90,099	(1,227)

Capital Markets — 0.1%
Anima Holding S.p.A. (Italy)	2,353	15,912	16,711	(799)
Banca Generali S.p.A. (Italy)	585	17,478	17,408	70
Charles Schwab Corp. (The)	634	18,088	18,012	76
Eaton Vance Corp.	530	18,815	18,301	514
Financial Engines, Inc.	565	17,803	18,198	(395)
Julius Baer Group Ltd. (Switzerland) (a)	382	16,001	16,371	(370)
SEI Investments Co.	412	18,981	19,809	(828)
State Street Corp.	315	18,764	19,624	(860)
Stifel Financial Corp. (a)	600	18,474	19,746	(1,272)
TD Ameritrade Holding Corp.	602	19,083	17,958	1,125

	6,978	179,399	182,138	(2,739)

Consumer Finance — 0.0% (g)
First Cash Financial Services, Inc.	338	15,838	15,457	381
LendingClub Corp. (a)	1,942	14,196	15,342	(1,146)
SLM Corp. (a)	2,378	15,814	16,099	(285)

	4,658	45,848	46,898	(1,050)

Diversified Financial Services — 0.0% (g)
Leucadia National Corp.	1,098	18,512	18,315	197
Moody’s Corp.	184	17,994	17,612	382
Onex Corp. (Canada)	297	18,160	18,423	(263)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	41

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)

Short Positions — continued

Common Stocks — continued
Diversified Financial Services — continued
S&P Global, Inc.	156	15,564	16,669	(1,105)

	1,735	70,230	71,019	(789)

Insurance — 0.0% (g)
Insurance Australia Group Ltd. (Australia)	4,442	18,868	19,357	(489)
Japan Post Holdings Co., Ltd. (Japan)	1,200	17,277	16,167	1,110
Standard Life plc (United Kingdom)	3,134	15,550	14,966	584

	8,776	51,695	50,490	1,205

Real Estate Management & Development — 0.1%
Aeon Mall Co., Ltd. (Japan)	1,300	20,129	17,879	2,250
Alexander & Baldwin, Inc.	417	15,854	15,946	(92)
Howard Hughes Corp. (The) (a)	168	17,267	17,669	(402)
Hulic Co., Ltd. (Japan)	1,600	16,152	15,925	227
IMMOFINANZ AG (Austria) (a)	6,938	15,820	16,366	(546)
Kennedy-Wilson Holdings, Inc.	811	18,012	17,526	486
Mitsubishi Estate Co., Ltd. (Japan)	1,000	20,075	19,003	1,072
Mitsui Fudosan Co., Ltd. (Japan)	1,000	25,981	24,422	1,559
NTT Urban Development Corp. (Japan)	1,600	15,549	14,973	576
Realogy Holdings Corp. (a)	492	18,125	17,584	541
Sumitomo Realty & Development Co., Ltd. (Japan)	1,000	30,423	29,076	1,347
Tokyu Fudosan Holdings Corp. (Japan)	2,200	16,111	14,957	1,154
Vonovia SE (Germany)	413	14,658	13,921	737

	18,939	244,156	235,247	8,909

Total Financials	471,883	680,200	675,891	4,309

Health Care — 0.1%
Health Care Equipment & Supplies — 0.1%
DexCom, Inc. (a)	261	17,437	16,803	634
Endologix, Inc. (a)	2,124	21,792	23,810	(2,018)
Insulet Corp. (a)	535	18,222	17,815	407
Neogen Corp. (a)	320	15,328	15,117	211
NxStage Medical, Inc. (a)	1,009	15,458	16,265	(807)
Olympus Corp. (Japan)	400	16,152	15,583	569
Wright Medical Group N.V. (Netherlands) (a)	859	16,235	16,132	103
Zeltiq Aesthetics, Inc. (a)	512	15,222	15,309	(87)

	6,020	135,846	136,834	(988)

Health Care Providers & Services — 0.0% (g)
Brookdale Senior Living, Inc. (a)	1,118	20,448	20,638	(190)
Diplomat Pharmacy, Inc. (a)	648	19,518	19,628	(110)
Healthscope Ltd. (Australia)	8,923	18,314	18,377	(63)
Ramsay Health Care Ltd. (Australia)	400	18,770	19,671	(901)

	11,089	77,050	78,314	(1,264)

Health Care Technology — 0.0% (g)
M3, Inc. (Japan)	600	16,157	16,186	(29)
Medidata Solutions, Inc. (a)	459	18,727	20,026	(1,299)

	1,059	34,884	36,212	(1,328)

Life Sciences Tools & Services — 0.0% (g)
MorphoSys AG (Germany) (a)	281	15,898	14,100	1,798
Pharmaceuticals — 0.0% (g)
Akorn, Inc. (a)	604	15,976	15,372	604
BTG plc (United Kingdom) (a)	1,925	17,460	16,689	771

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

42	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)

Short Positions — continued

Common Stocks — continued
Pharmaceuticals — continued
Catalent, Inc. (a)	529	16,029	15,621	408
Medicines Co. (The) (a)	443	14,973	15,766	(793)
Nektar Therapeutics (a)	979	14,817	15,351	(534)
Pacira Pharmaceuticals, Inc. (a)	252	16,269	13,636	2,633

	4,732	95,524	92,435	3,089

Total Health Care	23,181	359,202	357,895	1,307

Industrials — 0.3%
Aerospace & Defense — 0.1%
Airbus Group SE (France)	275	17,816	17,192	624
Bombardier, Inc. (Canada), Class B (a)	15,376	19,881	23,161	(3,280)
Finmeccanica S.p.A. (Italy) (a)	1,407	17,506	17,836	(330)
Hexcel Corp.	406	18,534	18,380	154
Rolls-Royce Holdings plc (United Kingdom) (a)	1,850	17,981	18,149	(168)
Rolls-Royce Holdings plc (United Kingdom) (a)	131,350	–	192	(192)
TASER International, Inc. (a)	904	17,303	16,507	796
Zodiac Aerospace (France)	814	16,825	19,098	(2,273)

	152,382	125,846	130,515	(4,669)

Air Freight & Logistics — 0.0% (g)
Yamato Holdings Co., Ltd. (Japan)	900	18,897	18,152	745
Building Products — 0.0% (g)
Advanced Drainage Systems, Inc.	659	15,480	15,236	244
Armstrong World Industries, Inc. (a)	457	19,258	18,650	608
Masonite International Corp. (a)	224	15,478	15,156	322
Nippon Sheet Glass Co., Ltd. (Japan) (a)	25,000	19,991	19,522	469

	26,340	70,207	68,564	1,643

Commercial Services & Supplies — 0.0% (g)
Brambles Ltd. (Australia)	1,923	17,633	18,163	(530)
Clean Harbors, Inc. (a)	318	15,817	15,709	108
Covanta Holding Corp.	920	15,373	14,959	414
Edenred (France)	896	18,862	17,674	1,188
G4S plc (United Kingdom)	6,393	17,685	17,629	56
Serco Group plc (United Kingdom) (a)	11,054	15,407	15,551	(144)
Stericycle, Inc. (a)	118	14,800	11,276	3,524
Tyco International plc	426	15,673	16,410	(737)

	22,048	131,250	127,371	3,879

Construction & Engineering — 0.0% (g)
OCI N.V. (Netherlands) (a)	896	17,883	17,705	178
Electrical Equipment — 0.0% (g)
Legrand S.A. (France) (a)	322	18,431	18,353	78
Nidec Corp. (Japan)	200	13,986	14,655	(669)
Sensata Technologies Holding N.V. (a)	457	17,732	17,215	517

	979	50,149	50,223	(74)

Machinery — 0.1%
Donaldson Co., Inc.	556	17,964	18,170	(206)
EnPro Industries, Inc.	308	17,941	18,043	(102)
Flowserve Corp.	400	17,712	19,524	(1,812)
GEA Group AG (Germany)	368	17,519	17,101	418
IMI plc (United Kingdom)	1,303	17,990	17,831	159
KUKA AG (Germany)	119	12,420	11,754	666

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	43

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)

Short Positions — continued

Common Stocks — continued
Machinery — continued
Melrose Industries plc (United Kingdom)	3,473	19,150	18,976	174
Navistar International Corp. (a)	1,418	18,831	21,398	(2,567)
OC Oerlikon Corp. AG (Switzerland) (a)	1,729	17,526	16,726	800
Proto Labs, Inc. (a)	194	15,227	11,607	3,620

	9,868	172,280	171,130	1,150

Professional Services — 0.0% (g)
Bureau Veritas S.A. (France)	800	18,822	18,963	(141)
SEEK Ltd. (Australia)	1,439	16,986	17,807	(821)

	2,239	35,808	36,770	(962)

Road & Rail — 0.1%
Genesee & Wyoming, Inc., Class A (a)	283	18,200	18,426	(226)
Heartland Express, Inc.	957	16,872	17,331	(459)
Hertz Global Holdings, Inc. (a)	1,686	14,668	15,612	(944)
JB Hunt Transport Services, Inc.	211	18,026	17,488	538
Kansas City Southern	208	19,023	19,708	(685)
Keikyu Corp. (Japan)	2,000	18,801	18,104	697
Keio Corp. (Japan)	2,000	19,007	17,616	1,391
Kintetsu Group Holdings Co., Ltd. (Japan)	4,000	17,325	16,450	875
Knight Transportation, Inc.	691	18,083	18,360	(277)
Odakyu Electric Railway Co., Ltd. (Japan)	1,000	11,615	10,860	755
Old Dominion Freight Line, Inc. (a)	220	15,246	14,531	715
Tobu Railway Co., Ltd. (Japan)	3,000	15,957	15,375	582

	16,256	202,823	199,861	2,962

Trading Companies & Distributors — 0.0% (g)
Ashtead Group plc (United Kingdom)	1,419	16,921	18,872	(1,951)
MISUMI Group, Inc. (Japan)	1,100	16,669	15,191	1,478

	2,519	33,590	34,063	(473)

Transportation Infrastructure — 0.0% (g)
Abertis Infraestructuras S.A. (Spain)	919	15,288	15,515	(227)
Groupe Eurotunnel SE (France)	1,369	15,565	17,479	(1,914)
Mitsubishi Logistics Corp. (Japan)	1,000	13,916	13,671	245
Qube Holdings Ltd. (Australia)	8,698	15,129	16,390	(1,261)
	11,986	59,898	63,055	(3,157)

Total Industrials	246,413	918,631	917,409	1,222

Information Technology — 0.3%
Communications Equipment — 0.0% (g)
Infinera Corp. (a)	1,105	16,862	13,138	3,724
ViaSat, Inc. (a)	206	15,079	15,800	(721)

	1,311	31,941	28,938	3,003

Electronic Equipment, Instruments & Components — 0.1%
Cognex Corp.	456	17,501	16,202	1,299
Hamamatsu Photonics KK (Japan)	500	14,747	13,896	851
Japan Display, Inc. (Japan) (a)	5,800	11,686	11,102	584
Keyence Corp. (Japan)	100	58,916	59,939	(1,023)

	6,856	102,850	101,139	1,711

Internet Software & Services — 0.1%
Benefitfocus, Inc. (a)	421	14,735	15,956	(1,221)
carsales.com Ltd. (Australia)	2,153	19,148	19,177	(29)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

44	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)

Short Positions — continued

Common Stocks — continued
Internet Software & Services — continued
CoStar Group, Inc. (a)	94	17,046	18,547	(1,501)
Demandware, Inc. (a)	454	18,814	20,920	(2,106)
Envestnet, Inc. (a)	653	20,060	20,491	(431)
GoDaddy, Inc., Class A (a)	549	16,827	16,673	154
Hortonworks, Inc. (a)	1,571	19,480	18,177	1,303
LinkedIn Corp., Class A (a)	137	15,976	17,168	(1,192)
Marketo, Inc. (a)	672	14,146	14,777	(631)
New Relic, Inc. (a)	595	14,250	15,339	(1,089)
Pandora Media, Inc. (a)	1,791	15,438	17,785	(2,347)
Twitter, Inc. (a)	1,073	18,863	15,687	3,176
Yelp, Inc. (a)	888	18,666	18,648	18

	11,051	223,449	229,345	(5,896)

IT Services — 0.0% (g)
EPAM Systems, Inc. (a)	238	18,374	17,357	1,017
FleetCor Technologies, Inc. (a)	104	15,690	16,087	(397)
InterXion Holding N.V. (Netherlands) (a)	450	15,521	15,246	275
Unisys Corp. (a)	2,306	17,387	17,779	(392)

	3,098	66,972	66,469	503

Semiconductors & Semiconductor Equipment — 0.0% (g)
Advanced Micro Devices, Inc. (a)	6,230	16,821	22,117	(5,296)
ASML Holding N.V. (Netherlands)	178	18,084	17,205	879
Cavium, Inc. (a)	290	16,484	14,317	2,167
M/A-COM Technology Solutions Holdings, Inc. (a)	405	16,394	16,560	(166)
Veeco Instruments, Inc. (a)	792	15,214	14,581	633

	7,895	82,997	84,780	(1,783)

Software — 0.1%
Autodesk, Inc. (a)	266	15,540	15,912	(372)
Barracuda Networks, Inc. (a)	1,153	17,964	20,316	(2,352)
CommVault Systems, Inc. (a)	427	18,250	18,690	(440)
Fair Isaac Corp.	143	15,191	15,260	(69)
FireEye, Inc. (a)	1,028	18,442	17,836	606
Fortinet, Inc. (a)	495	14,672	16,092	(1,420)
HubSpot, Inc. (a)	441	18,544	19,532	(988)
Imperva, Inc. (a)	352	16,745	16,361	384
Mobileye N.V. (Israel) (a)	410	16,416	15,642	774
NetSuite, Inc. (a)	259	18,583	20,989	(2,406)
Proofpoint, Inc. (a)	330	17,137	19,226	(2,089)
ServiceNow, Inc. (a)	228	14,428	16,297	(1,869)
Splunk, Inc. (a)	307	15,310	15,958	(648)
Tableau Software, Inc., Class A (a)	332	15,992	17,164	(1,172)
Workday, Inc., Class A (a)	231	17,741	17,320	421
Zendesk, Inc. (a)	848	18,368	19,165	(797)

	7,250	269,323	281,760	(12,437)

Technology Hardware, Storage & Peripherals — 0.0% (g)
Nimble Storage, Inc. (a)	2,286	16,779	16,871	(92)
Stratasys Ltd. (a)	550	14,014	13,458	556

	2,836	30,793	30,329	464

Total Information Technology	40,297	808,325	822,760	(14,435)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	45

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)

Short Positions — continued

Common Stocks — continued
Materials — 0.2%
Chemicals — 0.1%
Axalta Coating Systems Ltd. (a)	519	15,414	14,776	638
FMC Corp.	440	17,556	19,034	(1,478)
Johnson Matthey plc (United Kingdom)	397	16,607	16,779	(172)
Kansai Paint Co., Ltd. (Japan)	1,100	20,037	19,239	798
Linde AG (Germany)	109	16,365	16,677	(312)
Methanex Corp. (Canada)	553	18,543	19,340	(797)
Nippon Kayaku Co., Ltd. (Japan)	1,000	11,019	10,736	283
Nippon Paint Holdings Co., Ltd. (Japan)	700	17,589	18,380	(791)
Potash Corp of Saskatchewan, Inc. (Canada)	1,045	17,582	18,490	(908)
Victrex plc (United Kingdom)	758	17,687	15,542	2,145
WR Grace & Co. (a)	202	15,330	15,489	(159)

	6,823	183,729	184,482	(753)

Construction Materials — 0.0% (g)
Summit Materials, Inc., Class A (a)	946	19,185	19,771	(586)
Metals & Mining — 0.1%
Allegheny Technologies, Inc.	1,011	17,076	16,520	556
Alumina Ltd. (Australia)	15,708	16,279	17,738	(1,459)
Antofagasta plc (Chile) (a)	2,476	17,038	17,536	(498)
Eldorado Gold Corp. (Canada) (a)	5,459	20,589	23,016	(2,427)
First Quantum Minerals Ltd. (Canada)	3,377	19,271	28,772	(9,501)
Franco-Nevada Corp. (Canada)	233	16,118	16,360	(242)
Fresnillo plc (Mexico)	1,145	17,060	18,664	(1,604)
Hecla Mining Co.	6,386	20,818	27,524	(6,706)
Outokumpu OYJ (Finland) (a)	2,657	11,612	11,184	428
South32 Ltd. (Australia) (a)	13,717	16,143	17,155	(1,012)
Stillwater Mining Co. (a)	1,667	18,754	20,337	(1,583)
thyssenkrupp AG (Germany)	805	18,899	18,758	141

	54,641	209,657	233,564	(23,907)

Paper & Forest Products — 0.0% (g)
West Fraser Timber Co., Ltd. (Canada)	422	15,064	13,904	1,160

Total Materials	62,832	427,635	451,721	(24,086)

Telecommunication Services — 0.0% (g)
Diversified Telecommunication Services — 0.0% (g)
Cogent Communications Holdings, Inc.	393	14,989	15,209	(220)
Iliad S.A. (France)	71	15,624	15,524	100
SBA Communications Corp., Class A (a)	150	15,239	15,456	(217)
Sunrise Communications Group AG (Switzerland) (a)	221	14,265	13,536	729
Zayo Group Holdings, Inc. (a)	732	17,949	19,003	(1,054)

	1,567	78,066	78,728	(662)

Wireless Telecommunication Services — 0.0% (g)
SoftBank Group Corp. (Japan)	300	16,975	16,131	844
Sprint Corp. (a)	4,304	15,451	14,763	688

	4,604	32,426	30,894	1,532

Total Telecommunication Services	6,171	110,492	109,622	870

Utilities — 0.1%
Electric Utilities — 0.0% (g)
Kyushu Electric Power Co., Inc. (Japan) (a)	1,600	17,737	16,059	1,678

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

46	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)

Short Positions — continued

Common Stocks — continued
Independent Power & Renewable Electricity Producers — 0.1%
Calpine Corp. (a)	1,170	17,515	18,463	(948)
Drax Group plc (United Kingdom)	3,725	16,414	17,421	(1,007)
Pattern Energy Group, Inc.	931	18,788	19,551	(763)

	5,826	52,717	55,435	(2,718)

Multi-Utilities — 0.0% (g)
Canadian Utilities Ltd. (Canada), Class A	551	15,503	15,849	(346)
Dominion Resources, Inc.	207	15,121	14,794	327
Sempra Energy	181	18,933	18,706	227

	939	49,557	49,349	208

Water Utilities — 0.0% (g)
American States Water Co.	451	18,301	18,802	(501)
Pennon Group plc (United Kingdom)	1,307	15,690	15,532	158
United Utilities Group plc (United Kingdom)	1,372	19,252	18,867	385

	3,130	53,243	53,201	42

Total Utilities	11,495	173,254	174,044	(790)

Total Short Positions of Total Return Basket Swap	963,590	5,183,842	5,226,666	(42,824)

Total of Long and Short Positions of Total Return Basket Swap	489,457	1,860,208	1,726,021	(134,187)

Cash and Other Receivables/(Payables) (4)				(12,330)

Financing Costs				(662)

Net Dividends Receivable/(Payable)				23,623

Outstanding swap contract, at value				(123,556)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions

Common Stocks
Consumer Discretionary — 0.1%
Automobiles — 0.0% (g)
Daihatsu Motor Co., Ltd. (Japan)	7,400	105,479	98,753	(6,726)
Internet & Catalog Retail — 0.0% (g)
Home Retail Group plc (United Kingdom)	10,219	25,209	25,508	299
Media — 0.1%
Media General, Inc. (a)	1,906	32,268	33,031	763
Time Warner Cable, Inc.	645	132,509	136,811	4,302

	2,551	164,777	169,842	5,065

Specialty Retail — 0.0% (g)
Office Depot, Inc. (a)	9,098	67,689	53,496	(14,193)

Total Consumer Discretionary	29,268	363,154	347,599	(15,555)

Consumer Staples — 0.1%
Beverages — 0.0% (g)
SABMiller plc (United Kingdom)	1,922	120,335	117,715	(2,620)
Food & Staples Retailing — 0.1%
Delhaize Group (Belgium)	1,143	121,652	120,112	(1,540)

Total Consumer Staples	3,065	241,987	237,827	(4,160)

Energy — 0.0% (g)
Energy Equipment & Services — 0.0% (g)
Baker Hughes, Inc.	1,107	48,487	53,535	5,048

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	47

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)

Long Positions — continued

Common Stocks — continued
Oil, Gas & Consumable Fuels — 0.0% (g)
Suncor Energy, Inc. (Canada)	1	28	29	1

Total Energy	1,108	48,515	53,564	5,049

Financials — 0.1%
Banks — 0.1%
First Niagara Financial Group, Inc.	13,165	133,756	139,023	5,267
FirstMerit Corp.	4,068	89,089	90,147	1,058

	17,233	222,845	229,170	6,325

Diversified Financial Services — 0.0% (g)
London Stock Exchange Group plc (United Kingdom)	2,707	110,592	107,527	(3,065)
Thrifts & Mortgage Finance — 0.0% (g)
Astoria Financial Corp.	7,279	113,407	109,476	(3,931)

Total Financials	27,219	446,844	446,173	(671)

Health Care — 0.1%
Biotechnology — 0.0% (g)
Baxalta, Inc.	377	15,272	15,815	543
Health Care Equipment & Supplies — 0.1%
LivaNova plc (United Kingdom) (a)	3	165	158	(7)
St. Jude Medical, Inc.	1,402	109,482	106,833	(2,649)

	1,405	109,647	106,991	(2,656)

Health Care Providers & Services — 0.0% (g)
Cigna Corp.	199	27,194	27,569	375
Pharmaceuticals — 0.0% (g)
Meda AB (Sweden), Class A	2,125	40,139	39,270	(869)

Total Health Care	4,106	192,252	189,645	(2,607)

Industrials — 0.0% (g)
Machinery — 0.0% (g)
Terex Corp.	1,336	32,518	31,917	(601)
Information Technology — 0.1%
Communications Equipment — 0.0% (g)
Polycom, Inc. (a)	2,170	26,196	25,931	(265)
Ruckus Wireless Inc (a)	1,751	23,656	24,059	403

	3,921	49,852	49,990	138

IT Services — 0.0% (g)
Global Payments, Inc.	9	605	649	44
Semiconductors & Semiconductor Equipment — 0.1%
KLA-Tencor Corp.	2,083	151,080	145,685	(5,395)
Software — 0.0% (g)
TiVo, Inc. (a)	2,116	21,127	21,118	(9)
Technology Hardware, Storage & Peripherals — 0.0% (g)
EMC Corp.	1,196	30,558	31,228	670
SanDisk Corp. (a)	710	53,789	53,342	(447)

	1,906	84,347	84,570	223

Total Information Technology	10,035	307,011	302,012	(4,999)

Materials — 0.1%
Chemicals — 0.1%
Axiall Corp.	1,724	40,135	40,600	465
Syngenta AG (Switzerland)	277	116,694	111,123	(5,571)

	2,001	156,829	151,723	(5,106)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

48	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)

Long Positions — continued

Common Stocks — continued
Containers & Packaging — 0.0% (g)
Rexam plc (United Kingdom)	14,632	133,247	133,820	573

Total Materials	16,633	290,076	285,543	(4,533)

Utilities — 0.1%
Electric Utilities — 0.1%
Hawaiian Electric Industries, Inc.	1,400	45,780	45,766	(14)
ITC Holdings Corp.	2,875	124,114	126,701	2,587

	4,275	169,894	172,467	2,573

Total Utilities	4,275	169,894	172,467	2,573

Total Long Positions of Total Return Basket Swap	97,045	2,092,251	2,066,747	(25,504)

Short Positions

Common Stocks
Consumer Discretionary — 0.1%
Automobiles — 0.1%
Toyota Motor Corp. (Japan)	1,900	102,559	96,311	6,248
Hotels, Restaurants & Leisure — 0.0% (g)
Marriott International, Inc., Class A	1,012	67,794	70,931	(3,137)
Media — 0.0% (g)
Charter Communications, Inc., Class A (a)	292	59,294	61,974	(2,680)
Nexstar Broadcasting Group, Inc., Class A	236	11,146	12,114	(968)

	528	70,440	74,088	(3,648)

Specialty Retail — 0.0% (g)
Staples, Inc.	1,970	21,965	20,094	1,871

Total Consumer Discretionary	5,410	262,758	261,424	1,334

Consumer Staples — 0.1%
Food & Staples Retailing — 0.1%
Koninklijke Ahold N.V. (Netherlands)	5,864	133,990	127,684	6,306
Energy — 0.0% (g)
Energy Equipment & Services — 0.0% (g)
Halliburton Co.	1,687	64,562	69,690	(5,128)
Financials — 0.1%
Banks — 0.1%
Huntington Bancshares, Inc.	6,926	68,775	69,675	(900)
KeyCorp	8,862	103,686	108,914	(5,228)

	15,788	172,461	178,589	(6,128)

Diversified Financial Services — 0.0% (g)
Deutsche Boerse AG (Germany)	1,184	98,303	97,430	873
Thrifts & Mortgage Finance — 0.0% (g)
New York Community Bancorp, Inc.	7,206	112,702	108,306	4,396

Total Financials	24,178	383,466	384,325	(859)

Health Care — 0.0% (g)
Health Care Equipment & Supplies — 0.0% (g)
Abbott Laboratories	1,208	49,065	46,991	2,074
Health Care Providers & Services — 0.0% (g)
Anthem, Inc.	101	14,434	14,218	216
Pharmaceuticals — 0.0% (g)
Mylan N.V. (a)	162	7,596	6,757	839
Shire plc (Ireland)	62	11,265	11,620	(355)

	224	18,861	18,377	484

Total Health Care	1,533	82,360	79,586	2,774

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	49

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)

Short Positions — continued

Common Stocks — continued
Information Technology — 0.1%
Communications Equipment — 0.0% (g)
Brocade Communications Systems, Inc.	1,300	12,207	12,493	(286)
Mitel Networks Corp. (Canada) (a)	2,814	19,743	19,642	101

	4,114	31,950	32,135	(185)

Semiconductors & Semiconductor Equipment — 0.1%
Lam Research Corp.	1,031	84,171	78,768	5,403
Technology Hardware, Storage & Peripherals — 0.0% (g)
Western Digital Corp.	167	6,762	6,825	(63)

Total Information Technology	5,312	122,883	117,728	5,155

Materials — 0.0% (g)
Chemicals — 0.0% (g)
Westlake Chemical Corp.	336	15,772	16,864	(1,092)
Containers & Packaging — 0.0% (g)
Ball Corp.	661	47,777	47,182	595

Total Materials	997	63,549	64,046	(497)

Utilities — 0.0% (g)
Electric Utilities — 0.0% (g)
Fortis, Inc. (Canada)	2,140	67,968	67,882	86
NextEra Energy, Inc.	334	39,222	39,272	(50)

	2,474	107,190	107,154	36

Total Utilities	2,474	107,190	107,154	36

Total Short Positions of Total Return Basket Swap	47,455	1,220,758	1,211,637	9,121

Total of Long and Short Positions of Total Return Basket Swap	49,590	871,493	855,110	(16,383)

Cash and Other Receivables/(Payables) (4)				779

Financing Costs				(209)

Net Dividends Receivable/(Payable)				1,700

Outstanding swap contract, at value				(14,113)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions

Common Stocks
Consumer Discretionary — 1.0%
Hotels, Restaurants & Leisure — 0.5%
Kuoni Reisen Holding AG (Switzerland) (a)	3,140	1,207,818	1,207,818	—
Starwood Hotels & Resorts Worldwide, Inc.	2,685	219,848	219,848	—

	5,825	1,427,666	1,427,666	—

Internet & Catalog Retail — 0.5%
Home Retail Group plc (United Kingdom)	618,104	1,540,761	1,542,844	2,083

Total Consumer Discretionary	623,929	2,968,427	2,970,510	2,083

Consumer Staples — 0.8%
Beverages — 0.8%
SABMiller plc (United Kingdom)	41,996	2,568,019	2,572,086	4,067
Health Care — 1.0%
Health Care Providers & Services — 0.3%
Celesio AG (Germany)	32,529	938,633	939,385	752

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

50	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)

Long Positions — continued

Common Stocks — continued
Pharmaceuticals — 0.7%
Meda AB (Sweden), Class A	119,018	2,194,966	2,199,455	4,489

Total Health Care	151,547	3,133,599	3,138,840	5,241

Industrials — 1.1%
Air Freight & Logistics — 0.4%
TNT Express N.V. (Netherlands) (a)	142,117	1,289,969	1,290,107	138
Road & Rail — 0.7%
Asciano Ltd. (Australia)	328,154	2,203,190	2,199,915	(3,275)

Total Industrials	470,271	3,493,159	3,490,022	(3,137)

Information Technology — 0.2%
Technology Hardware, Storage & Peripherals — 0.2%
NCR Corp. (a)	3,213	93,466	93,466	—
Wincor Nixdorf AG (Germany) (a)	5,525	302,149	302,149	—
Wincor Nixdorf AG (Germany) (a)	1,984	115,974	116,080	106

	10,722	511,589	511,695	106

Total Information Technology	10,722	511,589	511,695	106

Materials — 1.2%
Containers & Packaging — 0.7%
Rexam plc (United Kingdom)	246,429	2,250,436	2,253,764	3,328
Metals & Mining — 0.5%
thyssenkrupp AG (Germany)	65,165	1,515,475	1,518,465	2,990

Total Materials	311,594	3,765,911	3,772,229	6,318

Telecommunication Services — 0.4%
Diversified Telecommunication Services — 0.4%
Cable & Wireless Communications plc	287,242	308,902	309,693	791
Telecom Italia S.p.A. (Italy)	335,975	263,525	264,267	742
Vivendi S.A. (France)	33,305	639,158	639,800	642

	656,522	1,211,585	1,213,760	2,175

Total Telecommunication Services	656,522	1,211,585	1,213,760	2,175

Total Long Positions of Total Return Basket Swap	2,266,581	17,652,289	17,669,142	16,853

Short Positions

Common Stocks
Consumer Discretionary — 0.2%
Auto Components — 0.0% (g)
Faurecia (France)	996	41,137	41,153	(16)
Automobiles — 0.0% (g)
Bayerische Motoren Werke AG (Germany)	423	38,991	39,133	(142)
Daimler AG (Germany)	495	34,399	34,490	(91)
Volkswagen AG (Germany)	313	45,320	45,405	(85)

	1,231	118,710	119,028	(318)

Hotels, Restaurants & Leisure — 0.1%
Interval Leisure Group, Inc.	1,151	16,252	16,252	—
Marriott International, Inc., Class A	2,107	147,680	147,680	—

	3,258	163,932	163,932	—

Media — 0.1%
Liberty Global plc (United Kingdom), Class A (a)	2,384	89,948	89,948	—
Liberty Global plc (United Kingdom) (a)	5,838	213,671	213,671	—

	8,222	303,619	303,619	—

Total Consumer Discretionary	13,707	627,398	627,732	(334)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	51

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF APRIL 30, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions — continued

Common Stocks — continued
Consumer Staples — 0.3%
Food & Staples Retailing — 0.3%
J Sainsbury plc (United Kingdom)	198,411	837,545	839,440	(1,895)
Health Care — 0.1%
Pharmaceuticals — 0.1%
Mylan N.V. (a)	5,385	224,608	224,608	—
Industrials — 0.4%
Machinery — 0.4%
Kone OYJ (Finland)	23,937	1,091,977	1,093,739	(1,762)
Sandvik AB (Sweden)	8,835	90,655	90,772	(117)
Weir Group plc (The) (United Kingdom)	5,861	102,766	102,952	(186)

	38,633	1,285,398	1,287,463	(2,065)

Total Industrials	38,633	1,285,398	1,287,463	(2,065)

Information Technology — 0.0% (g)
Technology Hardware, Storage & Peripherals — 0.0% (g)
Diebold, Inc.	2,393	62,864	62,864	—
Materials — 0.2%
Containers & Packaging — 0.2%
Ball Corp.	11,260	803,739	803,739	—
Telecommunication Services — 0.1%
Diversified Telecommunication Services — 0.1%
Telecom Italia S.p.A (Italy) (a)	274,263	266,938	267,810	(872)
Wireless Telecommunication Services — 0.0% (g)
America Movil S.A.B. de C.V. (Mexico)	115,070	81,330	81,330	—

Total Telecommunication Services	389,333	348,268	349,140	(872)

Total Short Positions of Total Return Basket Swap	659,122	4,189,820	4,194,986	(5,166)

Total of Long and Short Positions of Total Return Basket Swap	1,607,459	13,462,469	13,474,156	11,687

Outstanding swap contract, at value				11,687

NOTES TO ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS:

(1)	— Notional value represents the market value (including any fees or commissions) of the long and short positions as of the reset date.
(2)	— Current value represents market value as of April 30, 2016 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(3)	— Value represents the unrealized gain (loss) of the positions subsequent to the swap reset.
(4)	— Cash and other receivables/(payables) includes the gains (or losses) realized from purchases and sales within the swap.
(a)	— Non-income producing security.
(g)	— Amount rounds to less than 0.1%.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

52	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2016 (Unaudited)

Multi-Manager Alternatives Fund
ASSETS:
Investments in non-affiliates, at value	$211,222,918
Investments in affiliates, at value	36,888,406

Total investment securities, at value	248,111,324
Restricted cash	8,817,069
Cash	50,796,898
Foreign currency, at value	1,558,840
Deposits at broker	105,612,138
Receivables:
Investment securities sold	8,141,794
Fund shares sold	943,589
Interest and dividends from non-affiliates	439,584
Dividends from affiliates	15,534
Tax reclaims	5,198
Variation margin on futures contracts	2,135,866
Unrealized appreciation on forward foreign currency exchange contracts	1,253,278
Outstanding swap contracts, at value	11,687
Due from counterparty for swap contracts	82,868
Due from custodian	470,582

Total Assets	428,396,249

LIABILITIES:
Foreign currency, due to broker, at value	1,649,812
Payables:
Securities sold short, at value	103,646,692
Dividend expense to non-affiliates on securities sold short	69,404
Investment securities purchased	11,135,464
Interest expense to non-affiliates on securities sold short	68,262
Fund shares redeemed	204,586
Unrealized depreciation on forward foreign currency exchange contracts	1,230,366
Outstanding options written, at fair value	489,194
Variation margin on centrally cleared swaps	26,218
Outstanding swap contracts, at value	159,237
Accrued liabilities:
Investment advisory fees	331,416
Administration fees	2,527
Distribution fees	12,679
Shareholder servicing fees	51,949
Custodian and accounting fees	118,447
Trustees’ and Chief Compliance Officer’s fees	7,155
Other	39,618

Total Liabilities	119,243,026

Net Assets	$309,153,223

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	53

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2016 (Unaudited) (continued)

Multi-Manager Alternatives Fund
NET ASSETS:
Paid-in-Capital	$312,642,849
Accumulated undistributed net investment loss	(2,297,638)
Accumulated net realized gains (losses)	(10,929,102)
Net unrealized appreciation (depreciation)	9,737,114

Total Net Assets	$309,153,223

Net Assets:
Class A	$55,645,547
Class C	1,273,031
Class R5	746,275
Class R6	20,047,969
Select Class	231,440,401

Total	$309,153,223

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	3,747,146
Class C	86,339
Class R5	49,895
Class R6	1,339,560
Select Class	15,521,732

Net Asset Value (a):
Class A — Offering and redemption price per share	$14.85
Class C — Offering and redemption price per share (b)	14.74
Class R5 — Offering and redemption price per share	14.96
Class R6 — Offering and redemption price per share	14.97
Select Class — Offering and redemption price per share	14.91
Class A maximum sales charge	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$15.67

Cost of investments in non-affiliates	$200,268,818
Cost of investments in affiliates	36,888,406
Cost of foreign currency	1,432,531
Proceeds from securities sold short	102,420,092
Premiums received on swaps	18,630
Premiums received from options written	633,145

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

54	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (Unaudited)

Multi-Manager Alternatives Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$1,267,072
Dividend income from affiliates	64,108
Interest income from non-affiliates	624,993
Foreign taxes withheld	(4,061)

Total investment income	1,952,112

EXPENSES:
Investment advisory fees	2,337,714
Administration fees	121,910
Distribution fees:
Class A	74,962
Class C	3,782
Shareholder servicing fees:
Class A	74,962
Class C	1,261
Class R5	154
Select Class	225,435
Custodian and accounting fees	345,535
Interest expense to non-affiliates	2,911
Interest expense to affiliates	591
Professional fees	124,056
Trustees’ and Chief Compliance Officer’s fees	19,683
Printing and mailing costs	33,412
Registration and filing fees	68,885
Transfer agent fees (See Note 2.H.)	3,407
Sub-transfer agent fees (See Note 2.H.)	15,833
Offering costs	4,112
Other	25,181
Dividend expense to non-affiliates on securities sold short	873,046
Interest expense to non-affiliates on securities sold short	331,111

Total expenses	4,687,943

Less fees waived	(930,330)
Less earnings credits	(1,249)
Less expense reimbursements	(70)

Net expenses	3,756,294

Net investment income (loss)	(1,804,182)

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(3,995,887)
Futures	(142,971)
Securities sold short	(1,882,530)
Foreign currency transactions	(628,546)
Options written	462,393
Swaps	828,407

Net realized gain (loss)	(5,359,134)

Distributions of capital gains received from investment company non-affiliates	4,162
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	6,268,873
Futures	(310,084)
Securities sold short	(992,887)
Foreign currency translations	288,739
Options written	25,852
Swaps	(303,776)

Change in net unrealized appreciation/depreciation	4,976,717

Net realized/unrealized gains (losses)	(378,255)

Change in net assets resulting from operations	$(2,182,437)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	55

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	Multi-Manager Alternatives Fund
	Six Months Ended April 30, 2016 (Unaudited)	Period Ended October 31, 2015 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(1,804,182)	$(2,135,018)
Net realized gain (loss)	(5,359,134)	(768,730)
Distributions of capital gains received from investment company non-affiliates	4,162	2,084
Distributions of capital gains received from investment company affiliates	—	4
Change in net unrealized appreciation/depreciation	4,976,717	4,760,397

Change in net assets resulting from operations	(2,182,437)	1,858,737

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net realized gains	(838,711)	—
Class C
From net realized gains	(12,860)	—
Class R5
From net realized gains	(7,098)	—
Class R6
From net realized gains	(254,974)	—
Select Class
From net realized gains	(2,059,380)	—

Total distributions to shareholders	(3,173,023)	—

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	101,289,929	210,860,017

NET ASSETS:
Change in net assets	95,934,469	212,718,754
Beginning of period (See Note 1)	213,218,754	500,000

End of period	$309,153,223	$213,218,754

Accumulated undistributed net investment loss	$(2,297,638)	$(493,456)

(a)	Commencement of investment operations was November 3, 2014.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

56	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

	Multi-Manager Alternatives Fund
	Six Months Ended April 30, 2016 (Unaudited)	Period Ended October 31, 2015 (a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$19,863,256	$59,078,017
Distributions reinvested	838,496	—
Cost of shares redeemed	(20,961,610)	(1,701,708)

Change in net assets resulting from Class A capital transactions	$(259,858)	$57,376,309

Class C
Proceeds from shares issued	$511,391	$808,190
Distributions reinvested	12,234	—
Cost of shares redeemed	(56,860)	—

Change in net assets resulting from Class C capital transactions	$466,765	$808,190

Class R5
Proceeds from shares issued	$238,342	$480,030
Distributions reinvested	7,098	—

Change in net assets resulting from Class R5 capital transactions	$245,440	$480,030

Class R6
Proceeds from shares issued	$1,871,650	$19,650,633
Distributions reinvested	254,974	—
Cost of shares redeemed	—	(1,369,884)

Change in net assets resulting from Class R6 capital transactions	$2,126,624	$18,280,749

Select Class
Proceeds from shares issued	$112,956,662	$135,717,283
Distributions reinvested	1,927,753	—
Cost of shares redeemed	(16,173,457)	(1,802,544)

Change in net assets resulting from Select Class capital transactions	$98,710,958	$133,914,739

Total change in net assets resulting from capital transactions	$101,289,929	$210,860,017

(a)	Commencement of investment operations was November 3, 2014.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	57

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	Multi-Manager Alternatives Fund
	Six Months Ended April 30, 2016 (Unaudited)	Period Ended October 31, 2015 (a)
SHARE TRANSACTIONS:
Class A
Issued	1,325,773	3,884,521
Reinvested	56,237	—
Redeemed	(1,408,427)	(112,291)

Change in Class A Shares	(26,417)	3,772,230

Class C
Issued	34,541	53,492
Reinvested	825	—
Redeemed	(3,852)	—

Change in Class C Shares	31,514	53,492

Class R5
Issued	16,088	32,000
Reinvested	474	—

Change in Class R5 Shares	16,562	32,000

Class R6
Issued	125,221	1,285,823
Reinvested	16,998	—
Redeemed	—	(89,815)

Change in Class R6 Shares	142,219	1,196,008

Select Class
Issued	7,575,725	8,995,583
Reinvested	128,860	—
Redeemed	(1,088,490)	(117,946)

Change in Select Class Shares	6,616,095	8,877,637

(a)	Commencement of investment operations was November 3, 2014.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

58	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

THIS PAGE IS INTENTIONALLY LEFT BLANK

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	59

CONSOLIDATED FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)(c)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net realized gain
Multi-Manager Alternatives Fund
Class A
Six Months Ended April 30, 2016 (Unaudited)	$15.23	$(0.12)		$(0.05)	$(0.17)	$(0.21)
November 3, 2014 (j) through October 31, 2015	15.00	(0.11	)(k)	0.34	0.23	—

Class C
Six Months Ended April 30, 2016 (Unaudited)	15.16	(0.15)		(0.06)	(0.21)	(0.21)
November 3, 2014 (j) through October 31, 2015	15.00	(0.39	)(k)	0.55	0.16	—

Class R5
Six Months Ended April 30, 2016 (Unaudited)	15.31	(0.08)		(0.06)	(0.14)	(0.21)
November 3, 2014 (j) through October 31, 2015	15.00	(0.26	)(k)	0.57	0.31	—

Class R6
Six Months Ended April 30, 2016 (Unaudited)	15.31	(0.08)		(0.05)	(0.13)	(0.21)
November 3, 2014 (j) through October 31, 2015	15.00	(0.18	)(k)	0.49	0.31	—

Select Class
Six Months Ended April 30, 2016 (Unaudited)	15.27	(0.10)		(0.05)	(0.15)	(0.21)
November 3, 2014 (j) through October 31, 2015	15.00	(0.28	)(k)	0.55	0.27	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(d)	Not annualized for periods less than one year.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	The net expenses and expenses without waivers, reimbursements and earnings credits (excluding dividend expense and interest expense for securities sold short) for Class A are 2.17% and 2.91% for the six months ended April 30, 2016 and 2.30% and 3.80% for the period ended October 31, 2015, Class C are 2.67% and 3.43% for the six months ended April 30, 2016 and 2.81% and 4.17% for the period ended October 31, 2015, Class R5 are 1.72% and 2.48% for the six months ended April 30, 2016 and 1.85% and 3.21% for the period ended October 31, 2015, Class R6 are 1.67% and 2.38% for the six months ended April 30, 2016 and 1.82% and 3.20% for the period ended October 31, 2015 and Select Class are 1.91% and 2.62% for the six months ended April 30, 2016 and 2.06% and 3.40% for the period ended October 31, 2015, respectively.
(g)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(h)	Does not include expenses of Underlying Funds.
(i)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(j)	Commencement of investment operations.
(k)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(l)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended October 31, 2015.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

60	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (d)(e)	Net assets, end of period	Net expenses (including dividend and interest expense for securities sold short) (f)(g)(h)		Net investment income (loss) (c)(h)		Expenses without waivers, reimbursements and earnings credits (including dividend and interest expense for securities sold short) (f)(h)		Portfolio turnover rate (excluding securities sold short) (d)(i)	Portfolio turnover rate (including securities sold short) (d)(i)

$14.85	(1.10)%	$55,645,547	3.09%		(1.65)%		3.83%		123%	239%
15.23	1.53	57,491,369	3.15	(l)	(0.28	)(k)(l)	4.65	(l)	255	536

14.74	(1.37)	1,273,031	3.59		(2.07)		4.35		123	239
15.16	1.07	831,392	3.66	(l)	(2.59	)(k)(l)	5.02	(l)	255	536

14.96	(0.90)	746,275	2.64		(1.12)		3.40		123	239
15.31	2.07	510,243	2.70	(l)	(1.74	)(k)(l)	4.06	(l)	255	536

14.97	(0.83)	20,047,969	2.59		(1.11)		3.30		123	239
15.31	2.07	18,337,002	2.67	(l)	(0.85	)(k)(l)	4.05	(l)	255	536

14.91	(0.97)	231,440,401	2.83		(1.31)		3.54		123	239
15.27	1.80	136,048,748	2.91	(l)	(1.88	)(k)(l)	4.25	(l)	255	536

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	61

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF APRIL 30, 2016 (Unaudited)

1. Organization

JPMorgan Trust III (the “Trust”) was formed on November 14, 2013, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 13, 2013, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Multi-Manager Alternatives Fund	Class A, Class C, Class R5, Class R6 and Select Class	Non-Diversified

The Fund commenced investment operations on November 3, 2014. Prior to November 3, 2014, the Fund had no significant operations other than matters relating to the organization and registration of the Trust and the issuance of 1,333 shares each of Class A Shares, Class C Shares, Class R5 Shares and Class R6 Shares and 28,000 shares of Select Class Shares to J.P. Morgan Investment Management, Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). Prior to January 30, 2015, the Fund was not publicly offered for investment.

The investment objective of the Fund is to seek long-term capital appreciation by allocating the Fund’s assets primarily among multiple sub-advisers that use a variety of non-traditional or alternative investment strategies and techniques.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R5, Class R6 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus. No CDSC is imposed on Class C Share redemptions of the Fund if the shares were bought with proceeds from the sale of Class C Shares of a J.P. Morgan Fund.

Class A Shares of the Fund may be exchanged for Class A Shares of another J.P. Morgan Fund or for another class of the same J.P. Morgan Fund (except any of the J.P. Morgan money market funds). Class A Shares of the Fund may be exchanged for Morgan Shares of a J.P. Morgan money market fund. Class C Shares of the Fund may be exchanged for Class C Shares of another J.P. Morgan Fund. Class C Shares of any J.P. Morgan Fund (except any of the J.P. Morgan money market funds) may also be exchanged for Select Class Shares, if available. Select Class Shares of the Fund may be exchanged for Select Class Shares of another non-money market J.P. Morgan Fund or for another class of the same Fund. All exchanges are subject to meeting any investment minimum or eligibility requirements. Exchanges into or out of the Fund, if any, are included in proceeds from shares issued and cost of shares redeemed, respectively, on the Consolidated Statements of Changes in Net Assets.

JPMIM acts as sub-adviser and Administrator (the “Administrator”) to the Fund. Prior to April 1, 2016, JPMorgan Funds Management, Inc. (“JPMFM”) served as the Fund’s administrator. Effective April 1, 2016, JPMFM merged into JPMIM and JPMIM became the Fund’s Administrator under the Administration Agreement.

Basis for Consolidation for the Fund

MMAC Holdings CS Ltd., (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on January 7, 2014 and is a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. As of April 30, 2016, net assets of the Fund were $309,153,223 of which $30,435,925, or approximately 9.8%, represented the Subsidiary’s net assets. Net realized losses in the Subsidiary amounted to $(707,619). The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. Subsequent references to the Fund within the Notes to the Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the

62	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded investments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at April 30, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	63

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$33,353,488	$17,203	$—	$33,370,691
Consumer Staples	16,647,703	6,514,667	—	23,162,370
Energy	8,308,667	—	—	8,308,667
Financials	9,818,911	311,753	—	10,130,664
Health Care	16,709,676	174,108	—	16,883,784
Industrials	12,224,002	1,849,807	—	14,073,809
Information Technology	28,557,087	3,060,529	—	31,617,616
Materials	12,012,332	2,204,434	—	14,216,766
Telecommunication Services	403,549	—	—	403,549
Utilities	5,173,317	—	—	5,173,317

Total Common Stocks	143,208,732	14,132,501	—	157,341,233

Exchange-Traded Funds	781,515	—	—	781,515
Exchange-Traded Note	231,437	—	—	231,437
Investment Companies	1,190,200	—	—	1,190,200
Preferred Stocks
Consumer Discretionary	1,196,304	—	—	1,196,304
Consumer Staples	272,650	—	—	272,650
Energy	245,819	755,550	—	1,001,369
Financials	2,801,579	—	—	2,801,579
Health Care	2,302,566	580,333	—	2,882,899
Industrials	370,904	—	—	370,904
Information Technology	—	6,245	—	6,245
Materials	15,232	—	—	15,232
Telecommunication Services	294,971	—	—	294,971
Utilities	566,570	12,115	—	578,685

Total Preferred Stocks	8,066,595	1,354,243	—	9,420,838

Special Purpose Acquisition Companies	3,265,632	—	—	3,265,632
Debt Securities
Asset-Backed Securities	—	991,288	1,032,099	2,023,387
Collateralized Mortgage Obligations Agency CMO	—	10,075,802	—	10,075,802
Commercial Mortgage-Backed Security	—	—	956,476	956,476
Convertible Bonds
Consumer Discretionary	—	2,960,879	—	2,960,879
Energy	—	1,134,294	—	1,134,294
Financials	—	796,473	—	796,473
Health Care	—	868,019	—	868,019
Industrials	—	45,885	—	45,885
Information Technology	—	4,269,898	—	4,269,898
Materials	—	48,242	—	48,242
Telecommunication Services	—	2,518,503	—	2,518,503
Utilities	—	782,074	—	782,074

Total Convertible Bonds	—	13,424,267	—	13,424,267

Corporate Bonds
Consumer Discretionary	—	799,000	—	799,000
Consumer Staples	—	1,131,978	—	1,131,978
Energy	—	465,067	—	465,067
Industrials	—	1,287,315	—	1,287,315
Utilities	—	1,860,335	—	1,860,335

Total Corporate Bonds	—	5,543,695	—	5,543,695

64	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Warrants
Consumer Discretionary	$332,093	$—	$—	$332,093
Energy	7,332	—	—	7,332
Financials	2,623,044	—	—	2,623,044
Health Care	247,380	—	—	247,380
Industrials	61,607	—	—	61,607
Information Technology	210,308	—	—	210,308
Materials	1,375,013	—	—	1,375,013

Total Warrants	4,856,777	—	—	4,856,777

Options Purchased
Call Option Purchased	1,295,724	—	—	1,295,724
Put Option Purchased	783,411	32,524	—	815,935

Total Options Purchased	2,079,135	32,524	—	2,111,659

Short-Term Investment
Investment Company	36,888,406	—	—	36,888,406

Total Investments in Securities	$200,568,429	$45,554,320	$1,988,575	$248,111,324

Liabilities
Common Stocks
Consumer Discretionary	(11,666,646)	(1,900,981)	—	(13,567,627)
Consumer Staples	(1,544,590)	(399,071)	—	(1,943,661)
Energy	(7,787,913)	—	—	(7,787,913)
Financials	(11,437,420)	(1,015,988)	—	(12,453,408)
Health Care	(4,298,781)	(327,078)	—	(4,625,859)
Industrials	(5,463,327)	(677,901)	—	(6,141,228)
Information Technology	(9,989,506)	(157,912)	—	(10,147,418)
Materials	(6,018,698)	(596,120)	—	(6,614,818)
Telecommunication Services	(754,314)	(1,724,651)	—	(2,478,965)
Utilities	(2,187,049)	(97,079)	—	(2,284,128)

Total	(61,148,244)	(6,896,781)	—	(68,045,025)

Exchange-Traded Funds	(35,562,157)	—	—	(35,562,157)
Warrants
Financials	(39,510)	—	—	(39,510)

Total Liabilities for Securities Sold Short	$(96,749,911)	$(6,896,781)	$—	$(103,646,692)

Appreciation in Other Financial Instruments
Futures Contracts	$418,706	$314,756	$—	$733,462
Forward Foreign Currency Exchange Contracts	—	1,253,278	—	1,253,278
Swaps	—	11,687	—	11,687

Total Appreciation in Other Financial Instruments	$418,706	$1,579,721	$—	$1,998,427

Depreciation in Other Financial Instruments
Futures Contracts	$(444,313)	$(430,537)	$—	$(874,850)
Forward Foreign Currency Exchange Contracts	—	(1,230,366)	—	(1,230,366)
Options Written
Call Option Purchased	(287,509)	—	—	(287,509)
Put Option Purchased	(201,685)	—	—	(201,685)

Total Options Purchased	(489,194)	—	—	(489,194)

Swaps	—	(164,625)	—	(164,625)

Total Depreciation in Other Financial Instruments	$(933,507)	$(1,825,528)	$—	$(2,759,035)

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no significant transfers between level 1 and level 2 during the six months ended April 30, 2016.

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	65

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of October 31, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of April 30, 2016
Investments in Securities
Asset-Backed Securities	$—	$—	$(1,511)	$4	$1,033,606	$—	$—	$—	$1,032,099
Commercial Mortgage-Backed Security	—	—	(1,664)	15	958,125	—	—	—	956,476

Total	$—	$—	$(3,175)	$19	$1,991,731	$—	$—	$—	$1,988,575

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The change in net unrealized appreciation (depreciation) attributable to securities owned at April 30, 2016, which were valued using significant unobservable inputs (level 3), was $(3,175). This amount is included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Consolidated Statement of Operations (“CSOP”).

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at April 30, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$1,032,099	Discounted Cash Flow	Constant Default Rate	25.00% (25.00%)
			Yield (Discount Rate of Cash Flows)	4.68% (4.68%)

Asset-Backed Securities	1,032,099

	956,476	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.67% (5.67%)

Commercial Mortgage Backed Security	956,476

Total	$1,988,575

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund.

As of April 30, 2016, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A or Regulation S under the Securities Act.

C. Derivatives — The Fund used derivative instruments including options, futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gains to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded on the Consolidated Statement of Assets and Liabilities (“CSAL”).

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and

66	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes C (1) — C (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities and currencies to manage and hedge equity risks within its portfolio and also to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included on the CSAL as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation of investments in non-affiliates on the CSOP. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are included on the CSAL as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change is recorded as Change in net unrealized appreciation/depreciation of options written on the CSOP. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Transactions in options written during the six months ended April 30, 2016 were as follows:

	Options
	Number of Contracts	Premiums Received
Options outstanding at October 31, 2015	2,938	$304,762
Options written	10,392	1,433,829
Options expired	(2,648)	(165,609)
Options closed	(5,874)	(939,837)

Options outstanding at April 30, 2016	4,808	$633,145

The Fund’s exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to more effectively manage the long and short equity exposures in the portfolio. The Fund also bought futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying instruments while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the CSOP. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the CSOP at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the CSOI and cash deposited is recorded on the CSAL. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the CSAL.

The use of futures contracts exposes the Fund to interest risk, foreign exchange risk, commodities risk and equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	67

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

contracts subjects the Fund to risk of loss in excess of the amounts shown on the CSAL, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding forward foreign currency exchange contracts with the counterparty in the form of cash. Cash collateral posted by the Fund is reported on the CSAL as Deposit at broker.

(4). Swaps — The Fund engaged in various swap transactions, including credit default and total return swaps, to manage credit and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded as either an asset or a liability on the CSAL at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the CSOI and cash deposited is recorded on the CSAL. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the CSAL. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on the CSOP. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is reported on the CSAL as Restricted cash. Collateral received by the Fund is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms. Investing in certain derivatives, including return swaps, also results in a form of leverage and, as such, the Fund’s risk of loss associated with these instruments may exceed their value as recorded on the CSAL.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit

68	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the CSAL. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Total Return Basket Swaps

The Fund entered into total return basket swap agreements to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreements, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs” and net dividends. Positions within each swap, accrued financing costs and net dividends, are part of the periodic reset. During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty are recorded as Due from/to counterparty on swap contract on the CSAL and as net realized gain (loss) on transactions from swaps on the CSOP.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with two counterparties. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value as recorded on the CSAL).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap and/or other receivables (payables) from gains/(losses) realized when the swap resets; and (v) other factors, as applicable. The value of each swap is reflected on the CSAL as Outstanding swap contracts, at value. Changes in the value of each swap are recognized as Change in net unrealized appreciation/depreciation of swaps on the CSOP.

(5). Summary of Derivatives Information — The following table presents the value of derivatives held as of April 30, 2016, by their primary underlying risk exposure and respective location on the CSAL:

Derivative Contracts		CSAL Location
Gross Assets:		Options (a)	Futures Contracts (b)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (c)	OTC Swaps	Total
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$2,111,659	$162,058	$—	$—	$11,687	$2,285,404
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	—	74,181	—	—	—	74,181
Commodities contracts	Receivables, Net Assets — Unrealized Appreciation	—	497,223	—	—	—	497,223
Foreign exchange contracts	Receivables	—	—	1,253,278	—	—	1,253,278

Total		$2,111,659	$733,462	$1,253,278	$—	$11,687	$4,110,086

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	69

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

Derivative Contracts		CSAL Location
Gross Liabilities:		Options (a)	Futures Contracts (b)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (c)	OTC Swaps	Total
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(489,194)	$(138,369)	$—	$—	$(159,237)	$(786,800)
Credit contracts	Payables	—		—	(24,018)	—	(24,018)
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	—	(83,675)	—	—	—	(83,675)
Commodities contracts	Payables, Net Assets — Unrealized Depreciation	—	(652,806)	—	—	—	(652,806)
Foreign exchange contracts	Payables	—		(1,230,366)	—	—	(1,230,366)

Total		$(489,194)	$(874,850)	$(1,230,366)	$(24,018)	$(159,237)	$(2,777,665)

(a)	The market value of options purchased is reported as Investments in non-affiliates, at value on the CSAL.
(b)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the CSOI. The CSAL only reflects the current day variation margin receivable/payable from/to brokers.
(c)	This amount represents the value of centrally cleared swaps as reported on the CSOI. The CSAL only reflects the current day variation margin receivable/payable from/to brokers.

The following tables present the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of April 30, 2016:

Counterparty	Gross Amount of Derivative Assets Presented on the CSAL (a)		Derivatives Available for Offset	Collateral Received		Net Amount Due From Counterparty (Not less than zero)
BNP Paribas	$915		$(690)	$—		$225
Citibank, N.A.	3,362		(3,362)	—		—
Credit Suisse International	4,251		—	—		4,251
Deutsche Bank AG	9,109		(9,109)	—		—
Goldman Sachs International	6,726		(389)	—		6,337
Merrill Lynch International	2,301		(1,215)	—		1,086
Morgan Stanley	1,220,059		(1,214,812)	(5,247	)(e)	—
Standard Chartered Bank	5,711		(116)	—		5,595
State Street Corp.	12,531		(12,499)	—		32
Exchange-Traded Futures & Options Contracts (b)	2,845,121	(c)	—	—		2,845,121

	$4,110,086		$(1,242,192)	$(5,247)		$2,862,647

70	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

Counterparty	Gross Amount of Derivative Liabilities Presented on the CSAL (a)		Derivatives Available for Offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Australia and New Zealand Banking Group Limited	$813		$—	$—	$813
BNP Paribas	690		(690)	—	—
Citibank, N.A.	18,349		(3,362)	—	14,987
Deutsche Bank AG	139,367		(9,109)	—	130,258
Goldman Sachs International	389		(389)	—	—
Merrill Lynch International	1,215		(1,215)	—	—
Morgan Stanley	1,214,812		(1,214,812)	—	—
Royal Bank of Canada	1,353		—	—	1,353
Standard Chartered Bank	116		(116)	—	—
State Street Corp.	12,499		(12,499)	—	—
Centrally Cleared Swaps (b)	24,018	(d)	—	—	24,018
Exchange-Traded Futures & Options Contracts (b)	1,364,044	(c)	—	—	1,364,044

	$2,777,665		$(1,242,192)	$—	$1,535,473

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the CSAL.
(b)	These derivatives are not subject to master netting agreements.
(c)	A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the CSOI. The CSAL only reflects the current day variation margin receivable/payable from/to brokers for futures contracts.
(d)	This amount represents the value of centrally cleared swaps as reported on the CSOI. The CSAL only reflects the current day variation margin receivable/payable from/to brokers.
(e)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. Collateral posted is presented as Restricted cash on the CSAL.

The following tables present the effect of derivatives on the CSOP for the six months ended April 30, 2016, by primary underlying risk exposure:

Amount of Realized Gain (Loss) on Derivatives Recognized on the CSOP
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Equity contracts	$(1,277,501)	$(612,646)	$—	$820,672	$(1,069,475)
Interest rate contracts	—	(1,729)	—	—	(1,729)
Commodities contracts	—	471,892	—	—	471,892
Foreign exchange contracts	—	(488)	(466,738)	—	(467,226)
Credit contracts	—	—	—	7,735	7,735

Total	$(1,277,501)	$(142,971)	$(466,738)	$828,407	$(1,058,803)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the CSOP
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Equity contracts	$345,986	$(79,183)	$—	$(321,085)	$(54,282)
Interest rate contracts	—	(13,122)	—	—	(13,122)
Commodities contracts	—	(218,000)	—	—	(218,000)
Foreign exchange contracts	—	221	177,825	—	178,046
Credit contracts	—	—	—	17,309	17,309

Total	$345,986	$(310,084)	$177,825	$(303,776)	$(90,049)

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	71

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

Derivatives Volume

The table below discloses the volume of the Fund’s futures contracts, forward foreign currency exchange contracts, options contracts and swaps activity during the six months ended April 30, 2016. Please refer to the table in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

Futures Contracts:
Commodity
Average Notional Balance Long	$2,796,153
Average Notional Balance Short	7,532,189
Ending Notional Balance Long	11,514,661
Ending Notional Balance Short	8,078,213

Equity
Average Notional Balance Long	6,618,523	(a)
Average Notional Balance Short	5,381,815
Ending Notional Balance Long	8,290,933
Ending Notional Balance Short	3,217,000

Interest
Average Notional Balance Long	127,658,233
Average Notional Balance Short	7,725,469
Ending Notional Balance Long	143,828,345
Ending Notional Balance Short	3,429,578

Foreign Exchange
Average Notional Balance Short	97,019	(b)

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	27,016,286
Average Settlement Value Sold	43,399,672
Ending Settlement Value Purchased	48,227,118
Ending Settlement Value Sold	59,499,023

Exchange-Traded Options:
Average Number of Contracts Purchased	13,360
Average Number of Contracts Written	2,975
Ending Number of Contracts Purchased	15,430
Ending Number of Contracts Written	4,808

Credit Default Swaps:
Average Notional Balance Buy Protection	$416,181
Ending Notional Balance Buy Protection	324,049

Total Return Swaps:
Average Notional Balance Short	574,712
Ending Notional Balance Short	687,090

Total Return Basket Swaps:
Average Notional Balance Long	27,476,411
Average Notional Balance Short	10,158,424
Ending Notional Balance Long	26,788,590
Ending Notional Balance Short	10,594,420

(a)	For the period from November 1, 2015 through January 31, 2016 and March 1, 2016 through April 30, 2016.
(b)	For the period from November 1, 2015 through November 30, 2015.

The Fund’s derivatives contracts held at April 30, 2016, are not accounted for as hedging instruments under GAAP.

D. Short Sales — The Fund engages in short sales as part of its normal investment activities. In a short sale, the Fund sells securities it does not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Fund borrows securities from a broker. To close out a short position, the Fund delivers the same securities to the broker.

72	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the custodian is recorded as Restricted cash on the CSAL. Securities segregated as collateral are denoted on the CSOI. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net income or fee is reported as Interest income or Interest expense, respectively, on securities sold short on the CSOP. The Fund is obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the CSOP as Dividend expense on securities sold short.

Liabilities for securities sold short are reported at market value on the CSAL and the change in market value is recorded as Change in net unrealized appreciation (depreciation) on the CSOP. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. The Fund will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will record a realized gain if the price of the borrowed security declines between those dates. As of April 30, 2016, the Fund had outstanding short sales as listed on the CSOI.

E. Offering and Organization Costs — Total offering costs of $500,399 paid in connection with the offering of shares of the Fund were amortized on a straight line basis over 12 months from the date the fund commenced operations. Organizational expenses incurred prior to the offering of the Fund’s shares were paid by the Adviser. For the six months ended April 30, 2016, total offering costs amortized were $4,112.

F. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the CSOP.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the CSOP. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the CSOP.

G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, dividend expense on securities sold short, and distributions of net investment income and realized capital gains from the Underlying Funds and ETFs, if any, are recorded on the ex-dividend date or when the Fund first learns of the dividend.

H. Allocation of Income and Expenses — Expenses directly attributable to the Fund are charged directly to the Fund. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agent fees and sub-transfer agent fees are class-specific expenses. The amount of the transfer agent fees and sub-transfer agent fees charged to each class of the Fund for the six months ended April 30, 2016 are as follows:

	Class A	Class C	Class R5	Class R6	Select Class	Total
Transfer agent fees	$705	$240	$196	$9	$2,257	$3,407
Sub-transfer agent fees	9,982	57	—	—	5,794	15,833

I. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of April 30, 2016, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	73

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

For Federal income tax purposes, taxable income of the Fund and the Subsidiary are separately calculated. The Subsidiary is classified as a controlled foreign corporation under the Code and its taxable income, including net gains, is included as ordinary income in the calculation of the Fund’s taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or carried forward to future periods.

J. Foreign Taxes — The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

K. Distributions to Shareholders — Distributions from net investment income are generally declared and paid annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an exemptive order from the Securities and Exchange Commission (“SEC”), J.P. Morgan Alternative Asset Management Inc. (the “Adviser” or “JPMAAM”), an indirectly wholly-owned subsidiary of JPMorgan, serves as the “manager of managers” for the Fund and has responsibility for providing the overall management of the Fund, subject to the oversight of the Fund’s Board. JPMAAM is paid a fee for such services. The fee is accrued daily and paid monthly at an annual rate of 1.60% of the Fund’s average daily net assets.

Chilton Investment Company, LLC (“Chilton”), Good Hill Partners LP (“Good Hill”), Graham Capital Management, L.P. (“Graham”), Ionic Capital Management LLC (“Ionic”), JPMIM, Owl Creek Asset Management, L.P. (“Owl Creek”), Passport Capital, LLC (“Passport”), P/E Global LLC (“P/E”), Portland Hill Capital LLP (“Portland”), P. Schoenfeld Asset Management, L.P. (“PSAM”) and YG Partners, LLC (“YG”) are the investment sub-advisers. Prior to November 27, 2015, Achievement Asset Management LLC (“Achievement”) was a sub-advisor for the Fund. On December 16, 2015, the Advisor terminated its investment sub-advisory agreement with Achievement. JPMAAM, Chilton, Good Hill, Graham, Ionic, JPMIM, Owl Creek, Passport, Portland, PSAM and YG are each responsible for the day-to-day investment decisions of its portion of the Fund. The allocation of the assets of the Fund among the sub-advisors will be determined by JPMAAM, subject to the review of the Board. JPMAAM will pay the sub-advisers for their services under the terms of the sub-advisory agreements.

The Subsidiary has entered into separate contracts with the Adviser and its affiliates to provide investment advisory and other services to the Subsidiary. The fee for services to the Subsidiary is accrued daily and paid monthly at an annual rate of 1.60% of the Subsidiary’s average daily net assets. JPMAAM has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid to JPMAAM by the Subsidiary. This waiver will continue in effect so long as the Fund invests in the Subsidiary and may not be terminated without approval by the Fund’s Board.

Prior to November 19, 2015, the investment advisory fee of the Fund and the fee for services to the Subsidiary was 1.75% and 1.75%, respectively.

At April 30, 2016, the allocation of assets for the Fund was as follows:

Sub-advisers	Percentage
Chilton	12.5%
Good Hill	4.9
Graham	9.9
Ionic	18.8
JPMIM	3.7
Owl Creek	10.8
Passport	13.3
PSAM	17.7
YG	4.9

As of April 30, 2016, there were no assets allocated to P/E and Portland.

The Fund and the Adviser have obtained an exemptive order of the SEC granting exemptions from certain provisions of the 1940 Act, pursuant to which the Adviser is permitted, subject to the supervision and approval of the Fund’s Board, to enter into and materially amend sub-advisory agreements with non-affiliated sub-advisers without such agreements being approved by the shareholders of the Fund. As such, the Fund and Adviser may hire, terminate, or replace non-affiliated sub-advisers without shareholder approval, including, without limitation, the replacement or reinstatement of any sub-advisers with respect to which a sub-advisory agreement has automatically terminated as a result of an assignment. Shareholders will be notified of any changes in sub-advisers.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

74	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended April 30, 2016, the effective annualized rate was 0.09% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended April 30, 2016, the Distributor retained the following amounts:

Front-End Sales Charge	CDSC
$1,691	$—

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not charge a shareholder servicing fee. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class A	Class C	Class R5	Select Class
0.25%	0.25%	0.05%	0.25%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the CSOP. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the CSOP.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the CSOP.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the CSOP

F. Waivers and Reimbursements — The Adviser, Administrator and/or Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses of the Fund, inclusive of the Subsidiary (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A	Class C	Class R5	Class R6	Select Class
2.20%	2.70%	1.75%	1.70%	1.95%

The contractual expense limitation percentages are in place until at least February 28, 2017. Prior to November 19, 2015, the contractual expense limitation for Class A, Class C, Class R5, Class R6 and Select Class Shares was 2.35%, 2.85%, 1.90%, 1.85% and 2.10%, respectively.

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	75

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

For the six months ended April 30, 2016, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Services	Total	Reimbursements
$747,269	$107,007	$19,048	$873,324	$70

In addition, JPMIM, as an affiliated sub-advisor, has voluntarily waived $15,997 in fees during the six months ended April 30, 2016. This waiver may be discontinued at any point in time.

Additionally, the Fund may invest in one or more money market funds advised by JPMIM or its affiliates (affiliated money market funds). Effective March 1, 2016 the Adviser, Administrator and/or Distributor, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund. Prior to March 1, 2016 a portion of the waiver was voluntary.

Waivers resulting from investments in these money market funds for the six months ended April 30, 2016 were $41,009.

H. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the CSOP.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended April 30, 2016, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Fund may use related party broker-dealers. For the six months ended April 30, 2016, the Fund incurred $701 in brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

The SEC has granted an exemptive order permitting the Fund to invest in certain financial instruments in addition to Underlying Funds and securities.

4. Investment Transactions

During the six months ended April 30, 2016, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Securities Sold Short	Covers on Securities Sold Short
$269,951,390	$217,462,460	$202,852,598	$186,494,134

During the six months ended April 30, 2016, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities, including the Subsidiary, held at April 30, 2016 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$268,365,264	$16,283,561	$6,101,691	$10,181,870

At October 31, 2015, the Fund did not have any net capital loss carryforwards.

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing

76	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 7, 2016.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at April 30, 2016 or at anytime during the six months then ended.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

It is expected that the allocation to portfolio hedge strategies will produce returns that are negatively correlated to the rest of the Fund’s portfolio and/or the broader markets, and therefore could produce negative returns in periods of low volatility and/or upwardly trending markets. Allocations to this strategy category are generally indirect portfolio hedges and may fail to hedge the risk as intended.

The Fund will employ various alternative investment strategies that involve the use of complicated investment techniques. There is no guarantee that these strategies will succeed and their use may subject the Fund to greater volatility and loss. Alternative strategies involve complex securities transactions that involve risks in addition to those risks with direct investments in securities described herein, including leverage risk.

As of April 30, 2016, the Fund had three shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that collectively owned shares representing 39.4% of the Fund’s net assets.

As of April 30, 2016, the Adviser owned shares representing 32.7% of the Fund’s net assets.

Significant shareholder transactions by these shareholders may impact the Fund’s performance.

By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund.

The Fund could incur transaction costs without realizing any net investment result if sub-advisers may make investment decisions which conflict with each other. The performance of the sub-advisers may depend in large part on the performance of key management and investment personnel of those sub-advisers. The loss of key personnel and/or difficulties in identifying and retaining appropriate investment talent at a given sub-adviser could have a serious negative effect on the performance of that sub-adviser and, therefore, the Fund.

The Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the period depending on the Fund. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

As of April 30, 2016, a significant portion of the Fund’s net assets consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

The Fund is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	77

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Fund’s investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

The Fund may also invest in unaffiliated ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).

In addition, the Underlying Funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.

Because of the Fund’s investments in Underlying Funds and ETFs, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds and ETFs. As a result, the cost of investing in the Fund may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Fund is also subject to certain risks related to the Underlying Funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, including collateralized mortgage obligations and stripped mortgage-backed securities, equity securities, foreign and emerging market securities, commodities and real estate securities and convertible securities. These securities are subject to risks specific to their structure, sector or market

Specific risks and concentrations present in the Underlying Funds and ETFs are disclosed within their individual financial statements and registration statements, as appropriate.

Derivatives, including commodity-linked futures, may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. The Fund’s investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

The Fund is subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Fund such as swap, option contracts, and forward foreign currency exchange contracts.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region. As of April 30, 2016, the Fund pledged 31.0% of its net assets to Morgan Stanley Capital Services for securities sold short.

78	JPMORGAN ALTERNATIVE FUNDS	APRIL 30, 2016

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, November 1, 2015, and continued to hold your shares at the end of the reporting period, April 30, 2016.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Multi-Manager Alternatives Fund
Class A
Actual	$1,000.00	$989.00	$15.28	3.09%
Hypothetical	1,000.00	1,009.50	15.44	3.09
Class C
Actual	1,000.00	986.30	17.73	3.59
Hypothetical	1,000.00	1,007.01	17.91	3.59
Class R5
Actual	1,000.00	991.00	13.07	2.64
Hypothetical	1,000.00	1,011.74	13.20	2.64
Class R6
Actual	1,000.00	991.70	12.83	2.59
Hypothetical	1,000.00	1,011.98	12.96	2.59
Select Class
Actual	1,000.00	990.30	14.00	2.83
Hypothetical	1,000.00	1,010.79	14.15	2.83

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

APRIL 30, 2016	JPMORGAN ALTERNATIVE FUNDS	79

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2016. All rights reserved. April 2016.	SAN-MMA-416

ITEM 2.	CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1)	Disclose that the registrant’s board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

(2)	If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3)	If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)	Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c)	Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d)	Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)	Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable – Less than 50%.

(g)	Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h)	Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6.	SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)	If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust III

By:	/s/ Robert L. Young
Robert L. Young President and Principal Executive Office June 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young President and Principal Executive Officer June 30, 2016

By:	/s/ Lauren A. Paino
Lauren A. Paino Treasurer and Principal Financial Officer June 30, 2016